UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.5%)

Alabama (0.7%)
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	$29,405	$31,473
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,192
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)	3,260	2,912
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)	3,000	2,575
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)	2,130	2,034

				45,186

Alaska (0.8%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	7,059
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,953
North Slope Borough AK GO	0.000%	6/30/2006 (1)	19,250	18,746
North Slope Borough AK GO	0.000%	6/30/2007 (1)	8,000	7,531
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	15,524

				55,813

Arizona (2.2%)
Arizona COP	5.000%	9/1/2006 (4)	6,780	6,944
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,505
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,507
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)	5,000	5,409
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,784
Mesa AZ Util. System Rev	5.000%	7/1/2008 (1)	6,500	6,852
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,091
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,420
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2009 (2)	5,500	5,860
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.000%	7/1/2010 (1)	5,600	6,029
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2010 (1)	5,000	5,378
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2011 (1)	7,500	8,126
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2012 (1)	5,000	5,441
Phoenix AZ GO	7.500%	7/1/2008	11,510	12,895
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.250%	1/1/2006	30,935	31,267
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.150%	1/1/2007	7,630	7,873
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.000%	1/1/2008	8,650	9,049
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,407

				150,837

California (6.8%)
California Dept. of Water Resources Water System Rev. (Central Valley)	8.250%	12/1/2005	5,685	5,790
California GO	5.250%	3/1/2006	21,000	21,307
California GO	4.750%	6/1/2007	1,000	1,032
California GO	5.250%	11/1/2008	10,000	10,650
California GO	5.000%	3/1/2009	22,400	23,720
California GO	5.000%	6/1/2009	25,000	26,547
California GO	5.000%	6/1/2009	14,095	14,967
California GO	5.000%	5/1/2013	21,000	22,781
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2010 **	2,000	2,134
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2012 **	3,000	3,213
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.000%	3/1/2006	20,000	19,831
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007 *	6,000	6,126
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2011	3,770	4,072
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2012	2,500	2,710
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2013	7,500	8,146
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	14,725	15,326
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	25,335	26,402
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/2008 (1)	8,000	8,418
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2009 (1)	10,000	10,739
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	19,192
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,769
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	20,000	20,769
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,595
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,045
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	843
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,168
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/2006	15,000	15,128
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	19,325	19,571
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,169
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	12,350	12,460
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	9,931
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	10,000	10,132
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	5,000	4,952
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009	3,000	3,205
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010	2,500	2,697
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,243
Long Beach CA Harbor Rev	4.000%	5/15/2009 (3)	6,095	6,241
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,775	4,884
Los Angeles CA USD COP	5.000%	8/1/2007 (2)	4,720	4,918
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,403
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,569
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2012 (1)	7,710	8,413
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,670
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,384
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2008 (3)	4,385	4,597
Univ. of California Rev	5.000%	5/15/2010 (1)	3,500	3,781
Univ. of California Rev	5.000%	5/15/2011 (1)	2,500	2,719
Univ. of California Rev	5.000%	5/15/2012 (1)	3,000	3,277

				470,636

Colorado (3.7%)
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	0.000%	8/31/2005 (Prere.)	11,920	8,497
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	0.000%	8/31/2005 (Prere.)	114,235	55,408
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	0.000%	8/31/2005 (Prere.)	280,005	58,277
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	7.000%	8/31/2005 (Prere.)	32,000	33,080
Colorado Dept. of Transp. Rev	5.250%	6/15/2006	2,335	2,386
Colorado Dept. of Transp. Rev	5.250%	6/15/2007	2,035	2,122
Colorado Dept. of Transp. Rev	5.500%	6/15/2007 (1)	18,000	18,850
Colorado Dept. of Transp. Rev	5.250%	6/15/2008	2,530	2,682
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2006	5,490	5,627
Colorado Springs CO Util. System Rev	5.250%	11/15/2006	9,265	9,553
Colorado Springs CO Util. System Rev	5.250%	11/15/2007	5,890	6,185
Denver CO City & County Airport Rev	5.500%	11/15/2005 (2)	9,375	9,448
Denver CO City & County Auditorium Theatre & Zoo GO	5.500%	8/1/2008	11,835	12,657
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,203
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	9,254
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	15,000	14,812

				254,041

Connecticut (1.8%)
Connecticut GO	5.000%	3/15/2006	17,045	17,290
Connecticut GO	4.000%	3/15/2007 (1)	6,200	6,313
Connecticut GO	5.000%	4/15/2007	17,985	18,621
Connecticut GO	5.250%	6/15/2007	12,760	13,309
Connecticut GO	5.000%	11/15/2007	7,250	7,586
Connecticut GO	5.000%	11/15/2007	19,340	20,237
Connecticut GO	5.000%	12/15/2007	10,040	10,521
Connecticut GO	5.250%	12/15/2007	7,370	7,765
Connecticut GO	5.000%	3/1/2008	8,545	8,960
Connecticut GO	5.000%	11/15/2008	10,000	10,598

				121,200

Delaware (0.3%)
Delaware GO	5.250%	7/1/2007	20,260	21,174

District of Columbia (1.3%)
District of Columbia GO	5.250%	6/1/2007 (1)	16,000	16,650
District of Columbia GO	5.500%	6/1/2007 (4)	8,785	9,181
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,662
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,302
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,756
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,936
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,554
District of Columbia GO ARS	3.000%	10/6/2005 (1)	15,000	15,000
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2006	4,745	4,872
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (1)	6,145	6,669
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2007 (1)	2,250	2,340
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2008 (1)	4,180	4,411

				86,333

Florida (4.7%)
Broward County FL GO	5.000%	1/1/2007	8,300	8,546
Broward County FL GO	5.000%	1/1/2008	4,000	4,185
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,209
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/2011	5,900	6,089
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/2008	22,980	24,522
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,135
Broward County FL School Dist. GO	5.000%	2/15/2006	3,170	3,209
Broward County FL School Dist. GO	5.000%	2/15/2007	2,890	2,982
Florida Board of Educ. Capital Outlay	5.250%	1/1/2006	3,540	3,578
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,212
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011 **	6,810	7,345
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	30,103
Florida Board of Educ. Public Educ	5.250%	6/1/2007	4,890	5,095
Florida Board of Educ. Public Educ	5.000%	6/1/2008 (4)	19,600	20,640
Florida Board of Educ. Public Educ	5.250%	6/1/2008	5,055	5,357
Florida Board of Educ. Public Educ	5.000%	6/1/2010	16,120	17,339
Florida Board of Educ. Public Educ	5.000%	6/1/2011	11,945	12,932
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.360%	8/8/2005 (2)*	7,135	7,135
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,601
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2007 (1)	10,000	10,390
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2008 (1)	11,000	11,598
Florida Dept. of Transp	5.000%	7/1/2007	5,270	5,475
Florida Dept. of Transp	5.250%	7/1/2008	4,670	4,956
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	5,855	6,110
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.000%	10/1/2005 (1)	6,855	6,881
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2006 (1)	7,830	8,048
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2007 (1)	6,995	7,322
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2011	7,500	7,977
JEA Florida St. Johns River Power Park Rev	5.000%	10/1/2008	21,000	22,183
Orlando FL Util. Comm. Water & Electric Rev	5.000%	10/1/2008	4,835	5,115
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/2009	15,000	16,113
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	21,040
Palm Beach County FL Airport System Rev	5.500%	10/1/2005 (1)	8,830	8,872
Reedy Creek FL Improvement Dist. Util. Rev	5.500%	10/1/2008 (2)	8,070	8,573

				325,867

Georgia (2.7%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	6,615	5,217
Atlanta GA Water & Sewer Rev	5.250%	1/1/2007 (3)(Prere.)	15,300	15,959
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	25,000	25,728
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,120
Fulton DeKalb GA Hosp. Auth	5.000%	1/1/2008 (4)	3,000	3,136
Georgia GO	6.250%	3/1/2006	5,000	5,103
Georgia GO	6.000%	7/1/2007	10,580	11,195
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2007	6,185	6,418
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2009	10,355	11,110
Henry County GA School Dist. GO	5.000%	4/1/2007	11,415	11,813
Henry County GA School Dist. GO	5.000%	4/1/2008	25,585	26,882
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2006 (1)	10,000	10,318
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2008 (1)	4,000	4,350
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	10,000	10,536
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,641
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,603
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,086
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2006	8,000	8,271
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2007	6,270	6,623
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,641
Richmond County GA Board of Educ. GO	5.000%	11/1/2005	5,000	5,030

				184,780

Hawaii (3.1%)
Hawaii Airport System Rev	5.500%	7/1/2006 (3)	10,000	10,233
Hawaii Airport System Rev	5.500%	7/1/2007 (3)	10,000	10,435
Hawaii Airport System Rev	6.000%	7/1/2007 (3)	6,000	6,313
Hawaii Airport System Rev	5.500%	7/1/2009 (3)	10,275	11,010
Hawaii GO	6.000%	11/1/2005 (3)	5,000	5,042
Hawaii GO	5.250%	2/1/2007 (4)	10,375	10,734
Hawaii GO	5.000%	4/1/2007 (1)	10,000	10,340
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,446
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,528
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,494
Hawaii GO	5.750%	4/1/2008 (1)	4,005	4,279
Hawaii GO	5.500%	8/1/2008 (3)	6,755	7,220
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,679
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,580
Hawaii GO	5.000%	7/1/2010 (2)	14,250	15,315
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,484
Hawaii GO	5.000%	7/1/2011 (2)	24,310	26,312
Hawaii GO	5.000%	7/1/2012 (2)	23,735	25,800
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	13,418
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	5,141
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,696

				213,499

Illinois (4.3%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009	8,265	8,700
Chicago IL Housing Auth. Capital Project Rev	5.250%	7/1/2010	5,000	5,350
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2006 (2)(ETM)	13,315	13,465
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2006 (2)	3,970	4,013
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2006 (2)	2,805	2,835
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2007 (2)	3,140	3,244
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	14,265	14,530
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	27,500	28,010
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/2006 (1)	2,000	2,040
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	7,185	7,413
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	3,988
Illinois GO	4.000%	12/1/2006	5,000	5,080
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,389
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,251
Illinois GO	5.000%	12/1/2007	5,475	5,726
Illinois GO	5.000%	3/1/2008	7,590	7,951
Illinois GO	5.000%	3/1/2008	5,000	5,238
Illinois GO	5.250%	8/1/2008	14,500	15,387
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,401
Illinois GO	5.000%	10/1/2008	5,790	6,118
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,265
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,248
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,296
Illinois GO	5.500%	8/1/2009	8,610	9,332
Illinois GO	5.000%	10/1/2009	14,800	15,790
Illinois GO	5.000%	3/1/2010	6,300	6,741
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network)	5.250%	8/15/2005 (ETM)	2,085	2,088
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.000%	6/1/2006 (1)	4,400	4,476
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2007 (1)	5,270	5,469
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,268
Illinois Sales Tax Rev	5.000%	6/15/2010	1,500	1,610
Illinois Sales Tax Rev	5.250%	6/15/2012	2,000	2,200
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/2007 (4)	10,000	10,470
Illinois Student Assistance Comm. Student Loan Rev	5.700%	3/1/2006	4,000	4,007
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	1,220	1,111
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)	170	155
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	6,500	5,921
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2008 (1)	3,250	3,441
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2009 (3)(ETM)	18,625	16,326
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2006 (3)	6,950	7,081
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2007 (3)	9,710	10,070
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	10,434

				297,928

Indiana (0.6%)
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,213
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2005 (1)	1,345	1,345
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,044
Indianapolis IN Local Public Improvement Rev	5.500%	2/1/2007	12,255	12,718
Rockport IN PCR (AEP Generating Co.) PUT	4.050%	7/13/2006 (2)	21,000	21,218

				39,538

Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,967
Kansas Dept. of Transp. Highway Rev	7.250%	3/1/2006 (ETM)	5,820	5,975
Kansas Dept. of Transp. Highway Rev	5.500%	9/1/2006	6,000	6,178
Wichita KS Sales Tax Rev	5.000%	4/1/2007	2,610	2,700

				29,820

Kentucky (2.1%)
Jefferson County KY GO	0.000%	8/15/2005 (4)	4,780	4,774
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	2.450%	8/8/2005	10,000	10,000
Kentucky Property & Building Comm. Rev	5.500%	8/1/2006 (4)	10,520	10,807
Kentucky Property & Building Comm. Rev	5.250%	2/1/2007 (4)	1,500	1,552
Kentucky Property & Building Comm. Rev	5.250%	8/1/2007 (4)	13,000	13,583
Kentucky Property & Building Comm. Rev	5.500%	8/1/2007	4,550	4,776
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008 (ETM)	7,290	7,811
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008	210	224
Kentucky Property & Building Comm. Rev	6.000%	10/1/2008	10,000	10,866
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2007 (2)	18,000	19,188
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,401
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/2008 (4)	26,760	28,749
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2009 (2)	15,000	16,256
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2008 (4)	2,345	2,466
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2010 (4)	2,700	2,894
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. (UPS Worldwide Forwarding) VRDO	2.380%	8/1/2005	5,900	5,900

				145,247

Louisiana (0.9%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev	5.500%	12/1/2005 (4)	3,790	3,826
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2006 (1)	8,740	8,852
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2007 (1)	9,190	9,508
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2010 (1)	1,980	2,120
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2011 (1)	2,085	2,248
Louisiana GO	5.250%	4/1/2006 (3)(ETM)	9,335	9,494
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,833
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	5,038
LouisianaTransp. Auth. Toll Rev	5.000%	9/1/2009	15,000	15,991

				64,910

Maine (0.3%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,331
Maine GO	5.000%	7/15/2011 (2)	5,000	5,416
Maine GO	5.000%	7/15/2012 (2)	8,055	8,769

				17,516

Maryland (2.2%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,747
Maryland Dept. of Transp	5.250%	2/1/2007	9,000	9,321
Maryland Dept. of Transp	5.000%	5/1/2009	18,200	19,396
Maryland Dept. of Transp	5.000%	5/1/2010	16,975	18,273
Maryland GO	5.250%	3/1/2007	21,005	21,804
Maryland GO	5.250%	2/1/2008	5,000	5,279
Maryland GO	5.250%	3/1/2008	24,935	26,364
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	10,000	10,435
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2009	12,785	13,777
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,455
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	11,435	12,475

				150,326

Massachusetts (4.4%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,242
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2006 (1)	15,170	15,308
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2007 (1)	15,070	15,481
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.400%	12/1/2005 (1)	1,150	1,154
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.500%	12/1/2006 (1)	1,395	1,401
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	12/1/2007 (1)	1,880	1,888
Massachusetts GAN	5.750%	6/15/2007	9,650	10,142
Massachusetts GAN	5.750%	12/15/2008	16,210	17,545
Massachusetts GAN	5.750%	6/15/2009	10,900	11,874
Massachusetts GO	5.000%	2/1/2006	6,120	6,191
Massachusetts GO	5.500%	2/1/2007 (1)	20,000	20,762
Massachusetts GO	5.250%	12/1/2007	10,000	10,514
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,585
Massachusetts GO	5.000%	8/1/2008	10,000	10,529
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,502
Massachusetts GO	5.375%	8/1/2008	10,000	10,635
Massachusetts GO	5.750%	10/1/2008	6,710	7,232
Massachusetts GO	5.250%	1/1/2009	10,000	10,646
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	27,806
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.250%	7/1/2006	3,000	3,035
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2006	5,385	5,473
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2007	5,785	5,952
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,263
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.000%	7/1/2007	2,200	2,280
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.500%	7/1/2008 (1)	15,400	16,407
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2009 (1)	14,110	14,996
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2011 (4)**	12,000	13,000
Massachusetts Special Obligation Rev	7.500%	6/1/2007 (3)	16,425	17,734
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,791
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2011 (2)**	6,905	7,491

				299,859

Michigan (3.3%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,627
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,508
Detroit MI Sewer System Rev	5.000%	7/1/2010 (4)	8,510	9,142
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/2011	23,000	24,581
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	25,000	26,658
Michigan Building Auth. Rev	5.500%	10/15/2007	5,945	6,267
Michigan Building Auth. Rev	5.500%	10/15/2007	3,855	4,064
Michigan Building Auth. Rev	5.000%	10/15/2008 (1)	4,000	4,229
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,790	7,294
Michigan Building Auth. Rev	5.500%	10/15/2008	6,435	6,901
Michigan Building Auth. Rev	5.000%	10/15/2012 (2)	5,615	6,107
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,853
Michigan Comprehensive Transp. Rev	5.000%	5/15/2008 (4)	1,230	1,292
Michigan GO	5.250%	12/1/2005	5,750	5,800
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	10,000	10,690
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2005 (ETM)	6,655	6,687
Michigan Muni. Bond Auth. Rev	5.000%	5/1/2007	6,420	6,646
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2006 (ETM)	7,575	7,815
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,692
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,920
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,749
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,240
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2007 (1)	6,000	6,174
Michigan Trunk Line Rev	5.000%	10/1/2006 (4)	1,000	1,026
Michigan Trunk Line Rev	5.000%	10/1/2007 (4)	1,000	1,043
Univ. of Michigan Univ. Rev	5.000%	4/1/2008	2,705	2,842
Wayne Charter County MI Airport Rev	5.250%	12/1/2006 (1)	6,620	6,818
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County)	5.250%	12/1/2008 (3)	7,065	7,472
Western Township MI Sewage Disposal System Rev	5.250%	1/1/2008 (1)	3,700	3,888

				227,025

Minnesota (1.1%)
Minnesota GO	5.000%	8/1/2005	26,000	26,003
Minnesota GO	6.000%	8/1/2005	8,255	8,257
Minnesota GO	5.500%	6/1/2006	8,730	8,934
Minnesota GO	5.000%	8/1/2007	20,000	20,831
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,858
Southern Minnesota Muni. Power Agency Power Supply System Rev	5.000%	1/1/2009 (2)	5,000	5,298

				74,181

Mississippi (1.2%)
Madison County MS School Dist	5.000%	9/1/2010 (3)	4,370	4,707
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/2009	7,000	6,797
Mississippi GO	5.000%	10/1/2006	10,160	10,424
Mississippi GO	5.750%	11/1/2007	5,000	5,308
Mississippi GO	5.000%	10/1/2009	5,770	6,168
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,994
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	8,051
Mississippi GO	5.250%	12/1/2010	8,800	9,622
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.500%	10/1/2006	21,000	21,031

				84,102

Missouri (0.7%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.250%	6/1/2006	10,230	10,421
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	5,700	6,068
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2011	11,500	12,454
Missouri Third State Building GO	5.000%	8/1/2008	8,660	9,159
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	12,035

				50,137

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	21,550

Nebraska (0.9%)
Nebraska Public Power Dist. Rev	5.000%	1/1/2007 (1)	9,000	9,265
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	15,870	16,861
Nebraska Public Power Dist. Rev	5.250%	1/1/2009 (1)	4,130	4,369
Nebraska Public Power Dist. Rev	5.000%	1/1/2010 (3)	11,635	12,447
Nebraska Public Power Dist. Rev	5.000%	1/1/2011 (3)	3,560	3,838
Omaha NE Public Power Dist. Electric Rev	4.500%	2/1/2008	14,655	15,169

				61,949

Nevada (2.8%)
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2007	4,410	4,578
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	13,475	13,977
Clark County NV School Dist. GO	5.250%	6/15/2007 (4)	12,335	12,850
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	32,306
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,310
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	35,749
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	16,265	16,707
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	18,146
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,537
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,467
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,565
Nevada GO	5.000%	3/1/2007 (Prere.)	4,625	4,822
Nevada GO	5.000%	3/1/2008	375	390
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	8,033

				190,437

New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,859
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	6,950	6,935
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	22,000	21,658
New Hampshire GO	5.000%	11/1/2008	6,000	6,355

				49,807

New Jersey (4.2%)
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,856
New Jersey Building Auth. Rev	5.250%	12/15/2006 (2)	5,000	5,167
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	2.700%	11/8/2005 LOC	15,000	15,002
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	24,800	25,698
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,955
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	6,268
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,725
New Jersey GO	5.000%	2/1/2007	4,500	4,637
New Jersey GO	5.000%	7/15/2007	10,000	10,387
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	21,972
New Jersey TRAN	4.000%	6/23/2006 **	20,000	20,224
New Jersey Transit Corp. Capital GAN	5.750%	2/1/2007 (2)	15,000	15,620
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,978
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	26,722
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2006	26,000	26,726
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	10,000	10,476
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007	5,665	5,915
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007	25,530	26,888
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2011 (3)	30,000	32,910
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.450%	8/8/2005 *	2,594	2,594
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,170

				292,890

New Mexico (1.5%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	12,366
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	7,989
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	13,000	12,871
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	6,000	5,945
New Mexico GO	5.000%	3/1/2007	12,130	12,530
New Mexico GO	5.000%	9/1/2007	9,515	9,917
New Mexico GO	5.000%	9/1/2008	5,000	5,284
New Mexico Highway Comm. Tax Rev	5.000%	6/15/2007 (2)	2,500	2,594
New Mexico Highway Comm. Tax Rev	5.250%	6/15/2007	7,540	7,853
New Mexico Highway Comm. Tax Rev	5.000%	6/15/2008	9,335	9,834
New Mexico Severance Tax Rev	5.000%	7/1/2007	6,800	7,064
New Mexico Severance Tax Rev	5.000%	7/1/2010 (2)	2,000	2,150
New Mexico Severance Tax Rev	5.000%	7/1/2011	1,000	1,081
New Mexico Severance Tax Rev	5.000%	7/1/2011 (2)	2,000	2,166
New Mexico Severance Tax Rev	5.000%	7/1/2012	1,550	1,686

				101,330

New York (8.0%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,341
Long Island NY Power Auth. Electric System Rev	5.000%	6/1/2006	10,000	10,185
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	9,700	10,271
New York City NY Cultural Resources Rev. (American Museum of Natural History) ARS	3.100%	4/4/2007 (1)	5,000	5,001
New York City NY GO	5.000%	8/1/2008	25,535	26,872
New York City NY GO	5.250%	8/1/2008	7,670	8,126
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,623
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,896
New York City NY GO	5.250%	8/1/2008	14,670	15,543
New York City NY GO	5.000%	8/1/2009	7,000	7,425
New York City NY GO	5.000%	8/1/2009	14,700	15,592
New York City NY GO	5.250%	8/1/2009	35,110	37,568
New York City NY GO	5.000%	6/1/2010	8,000	8,532
New York City NY GO	5.000%	8/1/2010	7,150	7,637
New York City NY GO	5.000%	3/1/2011	6,000	6,418
New York City NY GO TOB VRDO	2.450%	8/8/2005 *	21,545	21,545
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2010 (3)	3,090	3,321
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2012 (3)	5,000	5,432
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.250%	6/15/2006	30,000	30,659
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2008	15,000	15,893
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2009	5,000	5,348
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,573
New York State Dormitory Auth. Rev	5.000%	8/15/2009 (4)	1,900	2,017
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,742
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/2008 (2)	8,300	8,171
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	14,650	14,566
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,931
New York State GO	5.000%	4/15/2009	2,900	3,079
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	2.350%	8/8/2005 LOC	20,000	20,000
New York State Power Auth. Rev	5.500%	11/15/2007	13,565	14,337
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (1)	4,000	4,154
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)	6,000	6,301
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,941
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,967
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)	4,000	4,252
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,710
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2007	21,370	22,072
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	13,100	13,721
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	24,590
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	6,068
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2006	5,000	5,046
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2007	14,865	15,278
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/2006	10,000	10,294
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2012	6,500	7,006
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,198
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	5,000	5,239
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2013	4,325	4,560
Tobacco Settlement Financing Corp. New York Rev. ARS	2.600%	8/5/2005 (10)	17,100	17,100
Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	2.450%	8/8/2005 *	1,872	1,872
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/2005	10,000	10,069
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2008	14,000	14,933

				553,015

North Carolina (1.6%)
Durham NC COP	5.000%	6/1/2010	2,170	2,320
Durham NC COP	5.000%	6/1/2011	1,080	1,162
Durham NC COP	5.000%	6/1/2013	1,000	1,085
Durham NC GO	5.000%	2/1/2008	5,340	5,603
Greensboro NC GO	5.000%	3/1/2010	5,425	5,836
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/2008 (1)	9,875	10,755
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010	25,745	27,402
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2010	5,400	5,775
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2011	8,000	8,612
North Carolina GO	5.000%	3/1/2008	5,000	5,253
North Carolina Muni. Power Agency Rev	8.000%	1/1/2006 (2)	18,000	18,391
Wake County NC Public Improvement GO	4.500%	3/1/2007	8,500	8,722
Wake County NC Public Improvement GO	5.000%	4/1/2007	8,000	8,284

				109,200

Ohio (4.1%)
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,242
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,189
Cleveland OH Airport System Rev	5.500%	1/1/2008 (4)	8,070	8,470
Kent State Univ. Ohio VRDO	2.370%	8/8/2005 (1)	21,420	21,420
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	10/1/2006	5,000	5,110
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2007	5,000	5,216
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,332
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	5,000	5,003
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,471
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	12,364
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,315
Ohio Common Schools GO	5.000%	3/15/2007	3,370	3,482
Ohio Common Schools GO	4.000%	9/15/2007	7,920	8,095
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,351
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,882
Ohio GO	0.000%	9/1/2007	5,000	4,685
Ohio GO	5.000%	3/15/2008	3,000	3,147
Ohio GO	5.000%	8/1/2008	14,800	15,613
Ohio Higher Educ. Capital Fac. Rev	5.750%	5/1/2007	6,930	7,266
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2007	24,500	25,914
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2008	18,440	19,834
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.350%	8/8/2005	1,500	1,500
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,834
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,892
Ohio Highway Capital Improvements Rev	5.500%	5/1/2006	22,500	22,975
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,000	5,183
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,590	5,792
Ohio Highway Capital Improvements Rev	5.000%	5/1/2008	4,000	4,207
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	3,340	3,455
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,995	4,094
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,780	3,874
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,287
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	6,225	6,552
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	5,475	5,763
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,687
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	4,116
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,921

				282,533

Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev	5.750%	6/1/2006 (4)	18,250	18,711
Grand River Dam Auth. Oklahoma Rev	5.000%	6/1/2012 (4)	3,500	3,807
Oklahoma County OK GO	5.000%	2/1/2007 (3)	5,700	5,878
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/2006 (2)	6,450	6,513
Tulsa County OK Ind. Auth. Rev	5.000%	7/1/2006 (2)	6,450	6,585
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/2007 (2)	6,450	6,644
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2007	6,610	6,839
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008	5,000	5,243

				60,220

Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	5/1/2007	6,000	6,239
Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	10,900	11,361

				17,600

Pennsylvania (3.5%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.500%	6/15/2007	3,000	3,123
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2008	4,365	4,584
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) PUT	2.250%	1/15/2007 LOC	4,200	4,132
Pennsylvania GO	5.000%	2/1/2007	7,260	7,488
Pennsylvania GO	5.500%	7/1/2007 (1)	16,395	17,199
Pennsylvania GO	5.000%	2/1/2008	7,930	8,307
Pennsylvania GO	5.250%	2/1/2008	50,000	52,675
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,613
Pennsylvania GO	5.000%	7/1/2009	7,570	8,071
Pennsylvania GO	5.000%	7/1/2009	8,135	8,674
Pennsylvania GO	5.250%	2/1/2011 (1)	6,500	7,108
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	4.000%	8/15/2006	1,900	1,916
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,067
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,608
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2006 (3)	26,400	26,923
Pennsylvania State Univ. Rev	5.000%	3/1/2008	8,025	8,413
Philadelphia PA Gas Works Rev	5.250%	7/1/2007 (4)	4,525	4,710
Philadelphia PA Gas Works Rev	5.250%	7/1/2009 (4)	8,885	9,511
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	18,250	18,882
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.000%	7/1/2006 (3)	3,700	3,770
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2007 (3)	3,905	4,065
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2009 (3)	4,085	4,362
Pittsburgh PA GO	5.000%	9/1/2009 (1)	14,465	15,330
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	8/8/2005	2.390%(2)	5,000	5,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	8/8/2005	2.390%(2)	800	800
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,673
York County PA Solid Waste & Refuse Auth. Rev	5.250%	12/1/2008 (3)	2,485	2,654

				243,658

Puerto Rico (1.0%)
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	493
Puerto Rico GO	5.000%	7/1/2009	3,595	3,800
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,968
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007	15,000	15,516
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2011 (2)	5,550	6,195
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2012 (2)	3,000	3,382
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,448

				66,802

Rhode Island (0.5%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2006	5,000	5,096
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2007	5,000	5,182
Rhode Island Housing & Mortgage Finance Corp. Rev	3.750%	8/11/2005	10,250	10,254
Rhode Island Housing & Mortgage Finance Corp. Rev	2.250%	3/15/2007	3,615	3,566
Rhode Island Housing & Mortgage Finance Corp. Rev	2.500%	3/15/2007	4,945	4,885
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	4,003
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,754

				36,740

South Carolina (0.8%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2008	1,745	1,841
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2009	2,245	2,388
South Carolina GO	5.750%	1/1/2006	5,000	5,065
South Carolina GO	5.500%	4/1/2008	14,515	15,455
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2005 (ETM)	3,500	3,557
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/2006 (ETM)	2,640	2,778
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,750
South Carolina Public Service Auth. Rev	5.000%	1/1/2007	5,000	5,142
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	10,790	11,951

				53,927

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) PUT	4.850%	5/1/2006	15,000	15,194

Tennessee (2.5%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,480
Memphis TN Electric System Rev	5.000%	12/1/2005	16,465	16,592
Memphis TN Electric System Rev	5.000%	12/1/2006	10,770	11,079
Memphis TN Electric System Rev	5.000%	12/1/2007 (4)	13,875	14,517
Memphis TN Electric System Rev	5.000%	12/1/2008 (4)	58,050	61,526
Memphis TN GO	4.000%	10/1/2006	4,200	4,261
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	1,380	1,421
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	8,620	8,876
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	16,893
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,599
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,138
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	3,925	4,156
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	14,000	14,950
Shelby County TN GO	5.000%	4/1/2008	4,550	4,778
Shelby County TN GO	5.000%	4/1/2011 (2)	5,000	5,408

				173,674

Texas (9.7%)
Austin TX Combined Util. System Rev	5.375%	11/15/2005	4,820	4,831
Austin TX Public Improvement GO	5.250%	9/1/2005	10,000	10,023
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,923
Austin TX Water & Wastewater System Rev	5.250%	11/15/2005 (2)	10,000	10,075
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	20,000	20,319
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	5,695	6,080
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.750%	5/15/2007	11,050	11,351
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	9,000	9,380
Central Texas Higher Educ. Auth	5.500%	12/1/2005	5,000	5,043
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2006 (2)	1,750	1,767
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2007 (2)	2,500	2,573
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2008 (2)	2,975	3,107
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	15,279
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.500%	8/15/2006	10,000	10,158
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	13,218
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2006 (3)	2,150	2,214
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2007 (3)	3,000	3,141
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	7,205
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,634
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,324
Fort Worth TX GO	5.000%	3/1/2006	1,250	1,266
Fort Worth TX GO	5.000%	3/1/2007	2,500	2,580
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,454
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,741
Garland TX Independent School Dist	5.000%	2/15/2012	4,210	4,552
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	2.400%	8/1/2005	1,500	1,500
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,813
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2007	3,000	3,088
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,608
Harris County TX Toll Road Rev	6.000%	8/1/2009 (3)	4,750	5,237
Houston TX Airport System Rev	6.000%	7/1/2008 (4)	6,385	6,825
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	5,745	5,821
Houston TX GO	5.000%	3/1/2006 (1)	4,255	4,312
Houston TX GO	5.500%	3/1/2007	11,205	11,652
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,941
Houston TX Independent School Dist. GO	0.000%	2/15/2006 (ETM)	3,280	3,231
Houston TX Independent School Dist. GO	0.000%	2/15/2006	720	709
Houston TX Water & Sewer System Rev	6.200%	12/1/2005 (1)(Prere.)	9,075	9,184
Houston TX Water & Sewer System Rev	0.000%	12/1/2006 (2)	5,000	4,805
Houston TX Water & Sewer System Rev	5.500%	12/1/2007 (4)(ETM)	12,500	13,223
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2007 (4)	3,000	3,159
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	4.550%	11/1/2006	38,970	39,492
North East TX Independent School Dist. GO	6.500%	10/1/2005	4,075	4,101
North East TX Independent School Dist. GO	6.500%	10/1/2006	4,350	4,535
North East TX Independent School Dist. GO	5.000%	8/1/2008	7,810	8,227
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	5,000	5,259
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	6,000	6,297
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	12,100	12,113
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	10,000	10,000
Plano TX GO	5.000%	9/1/2005	5,975	5,987
Plano TX GO	5.250%	9/1/2006	5,030	5,162
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	5,880
San Antonio TX Electric & Gas Rev	5.000%	2/1/2008	14,000	14,641
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	2,045	2,151
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	10,000	10,518
San Antonio TX Electric & Gas Rev	5.000%	2/1/2009	7,400	7,833
San Antonio TX Electric & Gas Rev	5.250%	2/1/2011	4,350	4,734
San Antonio TX GO	5.000%	2/1/2007	4,545	4,683
San Antonio TX GO	5.000%	2/1/2008	1,815	1,898
San Antonio TX GO	6.000%	8/1/2008	2,145	2,320
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,523
Spring Branch TX Independent School Dist. GO	0.000%	2/1/2006	5,710	5,630
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,255
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,954
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,475
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2007	4,925	5,100
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,206
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,538
Texas Dept. of Housing & Community Affairs Single Mortgage Rev	5.350%	3/1/2033 (1)	9,415	9,768
Texas GO Public Finance Auth	5.000%	10/1/2005	22,500	22,589
Texas GO Public Finance Auth	5.500%	10/1/2006	4,000	4,124
Texas GO Public Finance Auth	5.750%	10/1/2006 (Prere.)	15,855	16,399
Texas GO Public Finance Auth	5.250%	10/1/2007	15,240	15,972
Texas Public Building Auth. Building Rev. Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	9,400
Texas TRAN	3.000%	8/31/2005	50,000	50,017
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/2007	1,765	1,796
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,147
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,503
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2007	7,675	7,957
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	36,300	38,146
Trinity River Auth. Texas Regional Wastewater Rev	5.000%	8/1/2005 (1)	7,265	7,266
Univ. of Houston TX Rev	5.250%	2/15/2008 (4)	5,435	5,720
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2007	5,000	5,202
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,610	2,782
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,500	2,665

				664,311

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2007 (4)	5,000	5,191
Salt Lake County UT GO	5.500%	12/15/2007	5,870	6,220
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,822
Utah County UT Hosp. Rev. (Intermountain Health Care Health Services)	5.000%	5/15/2006	2,000	2,033
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2011 (4)	6,000	4,837

				28,103

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	5,092

Virginia (1.9%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,714
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2008	10,885	11,405
Virginia Commonwealth Transp. Board Federal Highway Rev	5.500%	10/1/2006	18,500	19,086
Virginia Commonwealth Transp. Board Federal Highway Rev	5.750%	10/1/2007	8,150	8,637
Virginia Commonwealth Transp. Board Federal Highway Rev	5.000%	10/1/2008	15,160	16,047
Virginia GO	5.000%	6/1/2007	9,720	10,098
Virginia Public Building Auth. Rev	4.500%	8/1/2008	11,515	11,993
Virginia Public Building Auth. Rev	5.000%	8/1/2009	7,040	7,516
Virginia Public School Auth. Rev	5.250%	8/1/2007	5,185	5,422
Virginia Public School Auth. Rev	5.000%	8/1/2008	4,075	4,302
Virginia Public School Auth. Rev	5.250%	8/1/2008	6,950	7,387
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,000	2,135
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,720	2,904
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,500	2,695
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,865	3,089
Virginia Public School Auth. Rev	5.000%	8/1/2011	1,500	1,628
Virginia Public School Educ. Technology Notes	5.000%	4/15/2006	10,965	11,142

				130,200

Washington (2.2%)
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,774
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,319
King County WA GO	5.000%	6/1/2007	10,000	10,369
King County WA Sewer Rev	5.000%	1/1/2007 (4)	5,000	5,144
King County WA Sewer Rev	5.250%	1/1/2008 (4)	5,000	5,252
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	10,371
Port of Seattle WA GO	5.000%	11/1/2008 (4)	6,055	6,376
Port of Seattle WA GO	5.000%	11/1/2008 (4)	10,455	11,009
Port of Seattle WA Rev	5.250%	9/1/2007 (3)	3,000	3,124
Port of Seattle WA Rev	5.500%	9/1/2008 (3)	3,815	4,044
Port of Seattle WA Rev	5.000%	3/1/2011 (4)	8,275	8,913
Port of Seattle WA Rev	5.000%	3/1/2012 (4)	5,000	5,410
Seattle WA GO	5.000%	7/1/2007	5,315	5,519
Seattle WA Muni. Light & Power Rev	4.000%	12/1/2006 (4)	5,000	5,080
Seattle WA Water System Rev	4.500%	9/1/2007 (1)	6,625	6,830
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2007 (2)	8,650	9,058
Washington GO	5.500%	9/1/2007	13,130	13,801
Washington GO	6.250%	9/1/2007	4,285	4,567
Washington GO	5.500%	9/1/2008 (4)	4,650	4,977
Washington GO	5.750%	9/1/2008	4,000	4,308
Washington GO	6.250%	9/1/2008	3,725	4,064
Washington GO	5.000%	7/1/2009	5,520	5,873
Washington GO	5.000%	7/1/2012 (2)	11,530	12,511

				150,693

West Virginia (0.3%)
West Virginia GO	0.000%	11/1/2005 (3)	3,850	3,823
West Virginia GO	0.000%	11/1/2006 (3)	6,850	6,599
West Virginia GO	5.500%	6/1/2007 (4)	5,000	5,233
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,199

				18,854

Wisconsin (1.5%)
Milwaukee WI GO	6.000%	2/1/2006	6,675	6,784
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,661
Wisconsin GO	4.000%	5/1/2006 (1)	16,820	16,980
Wisconsin GO	6.125%	11/1/2006	7,210	7,505
Wisconsin GO	5.000%	5/1/2007 (3)	6,200	6,419
Wisconsin GO	5.000%	5/1/2008	8,055	8,459
Wisconsin GO	5.000%	5/1/2009	13,745	14,603
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	17,128
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	2.450%	8/15/2005	11,850	11,850
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,379
Wisconsin Transp. Rev	5.000%	7/1/2008 (3)	8,750	9,213

				104,981

TOTAL MUNICIPAL BONDS
(Cost $6,861,245)				6,842,715

TEMPORARY CASH INVESTMENT (0.5%)			Shares

Vanguard Municipal Cash Management Fund, 2.322%†
(Cost $33,944)			33,944,413	33,944

TOTAL INVESTMENTS (100.0%)
(Cost $6,895,189)				6,876,659

OTHER ASSETS AND LIABILITIES--NET (0.0%)				239

NET ASSETS (100%)				$6,876,898

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $39,272,000, representing 0.6% of net assets.
**Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $6,897,648,000. Net unrealized depreciation of investment securities for tax purposes was $20,989,000, consisting of unrealized gains of $36,605,000 on securities that had risen in value since their purchase and $57,594,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (96.3%)

Alabama (0.7%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	$30,000	$31,206

Alaska (0.4%)
Alaska Housing Finance Corp. (State Capital)	5.000%	12/1/2005 (1)	8,240	8,302
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/2006 (4)	6,305	6,365
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/2007 (4)	3,000	3,086

				17,753

Arizona (4.3%)
Arizona COP	5.000%	9/1/2005 (4)	6,050	6,062
Arizona Health Fac. Auth. Rev. (Banner) VRDO	2.340%	8/8/2005 (1)	93,400	93,400
Arizona School Fac. Board Rev. COP	6.000%	9/1/2005 (3)(ETM)	10,125	10,156
Arizona School Fac. Board Rev. COP	5.000%	9/1/2006 (4)	2,500	2,560
Arizona Transp. Board Highway Rev	5.000%	7/1/2007	3,950	4,105
Arizona Transp. Board Highway Rev	5.000%	7/1/2009	4,000	4,263
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	2.390%	8/8/2005 LOC*	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2008 (2)	5,500	5,794
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.750%	7/1/2006 (Prere.)	5,000	5,139
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.250%	1/1/2006	20,000	20,215
Tucson AZ USD	7.500%	7/1/2007 (3)	8,000	8,668

				185,362

California (7.6%)
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	10,000	9,903
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	3.150%	8/1/2008 LOC**	8,000	7,992
California GO	5.000%	6/1/2008	16,820	17,675
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008 **	1,065	1,120
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	18,000	18,735
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	9,000	9,379
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/2008 (1)	33,000	34,723
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	35,325
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	18,935	19,663
California Statewide Community Dev. Auth. RAN (Vehicle License Fee Program)	4.000%	11/15/2006 (4)	10,000	10,150
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	8,000	8,102
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,792
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	5,045
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	20,000	20,264
Kings River Conservation Dist. California COP	4.000%	5/1/2008	2,020	2,055
Los Angeles CA Community College Dist. GO	5.000%	8/1/2006 (4)	10,000	10,231
Los Angeles CA GO	3.000%	9/1/2005 (1)	12,525	12,530
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,000	4,091
Los Angeles CA USD COP PUT	4.000%	10/2/2006 (4)	8,000	8,096
Los Angeles County CA Public Works Financing Auth. Rev	4.000%	12/1/2006 LOC	38,000	38,603
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2008 (1)	6,225	6,614
Santa Clara County CA Financing Auth. Special Obligation Bonds Rev. (Measure B Transp. Improvement Program)	5.000%	8/1/2005	4,000	4,000
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/2006 (2)	15,000	15,198
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/2006 (2)	15,000	15,384
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2007 (3)	4,165	4,297

				329,967

Colorado (4.5%)
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	7.000%	8/31/2005 (Prere.)	55,935	57,823
Colorado General Fund TRAN	3.750%	6/27/2006	50,000	50,459
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	1.750%	8/1/2005	50,000	49,997
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2005	8,250	8,251
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2005 (1)	17,200	17,158
Jefferson County CO School Dist. GO TOB VRDO	2.370%	8/8/2005 (4)*	5,305	5,305
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	6,000	5,925

				194,918

Connecticut (1.7%)
Connecticut GO	5.000%	12/15/2005	16,110	16,254
Connecticut GO	5.000%	4/15/2007	12,110	12,539
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,757
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	10/1/2005 (4)	5,300	5,321
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	4.000%	9/1/2006 (4)	19,875	20,146
New Britain CT BAN	4.000%	4/6/2006	15,000	15,103

				76,120

Delaware (0.4%)
Delaware GO	5.000%	7/1/2006	6,690	6,833
Delaware Transp. Auth. Transp. System Rev	4.625%	7/1/2007 (4)	8,525	8,804

				15,637

District of Columbia (0.4%)
District of Columbia GO	5.500%	6/1/2007 (4)	4,715	4,927
District of Columbia GO ARS	3.000%	10/6/2005 (1)	9,700	9,700
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2005 (1)	4,290	4,310

				18,937
Florida (2.4%)

Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.000%	12/1/2005	12,975	13,068
Florida Board of Educ. Capital Outlay	5.000%	6/1/2006	6,765	6,893
Florida Board of Educ. Capital Outlay	5.500%	6/1/2006	5,575	5,704
Florida Board of Educ. Public Educ	5.250%	6/1/2006	4,740	4,840
Florida Board of Educ. Public Educ	5.000%	6/1/2009	3,945	4,204
Florida Correctional Privatization Comm. COP	5.000%	8/1/2006 (2)	2,380	2,431
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.250%	9/1/2005 (4)	5,925	5,939
Florida Dept. of Transp	5.000%	7/1/2006	4,970	5,073
Florida Dept. of Transp	5.000%	7/1/2006	2,325	2,373
Florida Dept. of Transp. TOB VRDO	2.370%	8/8/2005 *	2,640	2,640
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	5,000	5,218
JEA Florida St. Johns River Power Park Rev	5.000%	10/1/2008	10,000	10,563
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2007	4,500	4,685
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2006 (1)	10,000	10,240
Miami-Dade County FL Aviation - Miami International Airport	5.250%	10/1/2007 (3)	2,500	2,611
Miami-Dade County FL Water & Sewer Rev	5.000%	10/1/2007 (1)	4,000	4,174
Orange County FL Sales Tax Rev	5.000%	1/1/2006 (3)	4,220	4,261
Palm Beach County FL School Board COP	6.000%	8/1/2005 (2)	6,115	6,116
Tampa FL Util. Rev	6.000%	10/1/2006 (2)	2,385	2,474

				103,507

Georgia (1.8%)
Atlanta GA Airport Fac. Rev	6.000%	1/1/2007 (2)	5,780	6,027
Cobb County GA School Dist	4.000%	2/1/2007	22,735	23,135
Cobb County GA TAN	3.500%	12/30/2005	20,000	20,063
Coffee County GA School Dist. GO	6.000%	8/1/2007	1,425	1,510
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	2,047
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,376
Georgia GO	6.250%	4/1/2006	2,700	2,763
Gwinnett County GA School Dist. GO	6.400%	2/1/2006	3,500	3,565
Henry County GA GO	5.000%	7/1/2007	2,450	2,546
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2006 (1)	10,000	10,318
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,707

				80,057

Guam (0.2%)
Guam International Airport Auth. Rev	3.000%	10/1/2005 (1)	2,380	2,381
Guam International Airport Auth. Rev	5.000%	10/1/2006 (1)	2,710	2,774
Guam International Airport Auth. Rev	5.000%	10/1/2007 (1)	2,850	2,959

				8,114

Hawaii (1.1%)
Hawaii GO	5.000%	8/1/2005 (3)	3,715	3,715
Hawaii GO	3.000%	9/1/2005	6,120	6,122
Hawaii GO	6.400%	3/1/2007	5,555	5,851
Hawaii GO	5.000%	4/1/2007 (1)	7,330	7,579
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,853
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,278
Honolulu HI City & County GO ARS	2.700%	8/5/2005 (1)	13,900	13,900

				46,298

Illinois (3.4%)
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008	2,500	2,610
Chicago IL O'Hare International Airport Rev	5.250%	1/1/2006 (2)	2,015	2,036
Chicago IL School Finance Auth. GO	5.000%	6/1/2006 (4)	9,000	9,168
Chicago IL School Finance Auth. GO	5.500%	6/1/2007 (4)	10,020	10,477
Chicago IL Transit Auth. Rev	5.000%	6/1/2007 (2)	3,000	3,110
Chicago IL Transit Auth. Rev	5.250%	6/1/2008 (2)	4,540	4,804
Chicago IL Transit Auth. Rev	5.250%	6/1/2009 (2)	1,000	1,072
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.050%	7/1/2006	5,310	5,310
Illinois GO	5.000%	8/1/2005	1,000	1,000
Illinois GO	5.250%	8/1/2005	8,175	8,176
Illinois GO	5.000%	11/1/2005	6,200	6,237
Illinois GO	5.500%	4/1/2006 (4)	3,000	3,055
Illinois GO	5.000%	8/1/2006	8,160	8,342
Illinois GO	5.000%	3/1/2007	5,355	5,527
Illinois GO	5.250%	4/1/2007 (4)	9,325	9,680
Illinois GO	5.000%	3/1/2009	24,695	26,184
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.790%	9/7/2006	5,000	5,000
Illinois Sales Tax Rev	5.000%	6/15/2008	3,000	3,156
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/2005	8,000	8,071
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.000%	12/15/2006 (4)	4,750	4,892
Univ. of Illinois (Util. Infrastructure Project) COP	4.000%	8/15/2005 (2)	1,000	1,001
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2006 (2)	2,350	2,404
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,758
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,524
Univ. of Illinois Board of Trustees (Un-integrate Project) COP	5.250%	10/1/2005 (2)	7,925	7,959

				146,553

Indiana (1.6%)
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/2006 LOC	32,225	32,309
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2007	5,000	5,199
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.500%	2/1/2006	18,000	17,964
Indianapolis IN Local Public Improvement Rev	5.500%	1/10/2007	3,560	3,690
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	2.700%	8/8/2005	10,000	10,000

				69,162

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	2,500	2,627

Kansas (0.1%)
Kansas Turnpike Rev	5.375%	9/1/2005 (2)	5,855	5,869

Kentucky (1.3%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	2.450%	8/8/2005	40,000	40,000
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2007 (4)	4,315	4,522
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,660
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2007 (4)	4,355	4,528

				56,710

Louisiana (1.3%)
Louisiana GO	6.000%	10/15/2006 (2)	15,585	16,184
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,985
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	10,000	10,661
New Orleans LA Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.410%	8/8/2005 *	22,785	22,785

				54,615

Maine (0.5%)
Maine GO	4.000%	6/30/2006	22,500	22,749

Maryland (1.4%)
Anne Arundel County MD GO	5.000%	3/1/2007	6,000	6,202
Maryland GO	5.250%	3/1/2007	10,000	10,381
Maryland Water Quality Financing Administration Revolving Loan Rev	5.000%	9/1/2008	5,000	5,296
Montgomery County MD GO	4.000%	7/1/2007	6,940	7,093
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	7,330	7,649
Washington Suburban Sanitation Dist. Maryland Water Supply GO	4.000%	6/1/2006	23,550	23,816

				60,437

Massachusetts (4.8%)
Avon MA BAN	3.500%	3/2/2006	14,500	14,555
Danvers MA BAN	3.750%	7/14/2006	16,000	16,143
Duxbury MA BAN	3.250%	1/13/2006	12,446	12,469
Haverhill MA BAN	3.750%	3/30/2006	8,430	8,474
Massachusetts Bay Transp. Auth. Rev	6.000%	7/1/2006	5,000	5,148
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	27,047
Massachusetts GO	5.000%	2/1/2006	27,500	27,820
Massachusetts GO	5.500%	2/1/2007 (1)	7,150	7,422
Massachusetts GO	5.500%	1/1/2008	6,165	6,508
Massachusetts GO TOB VRDO	2.360%	8/8/2005 (2)*	3,950	3,950
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	1.850%	4/1/2006	10,000	9,911
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2008 **	5,000	5,275
Needham MA BAN	4.000%	6/15/2007	14,200	14,482
Peabody MA BAN	3.250%	2/9/2006	5,000	5,011
Pembroke MA BAN	3.000%	8/4/2005	14,800	14,801
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	6,034
Waltham MA BAN	3.000%	11/15/2005	23,445	23,467

				208,517

Michigan (2.9%)
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2005 (2)	7,140	7,232
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2005 (2)	10,065	10,195
Michigan Building Auth. Rev	5.000%	10/15/2005	5,750	5,778
Michigan Building Auth. Rev	5.000%	10/15/2006	7,500	7,698
Michigan Building Auth. Rev	5.000%	10/15/2007	2,250	2,348
Michigan Building Auth. Rev	5.000%	10/15/2008 (4)	1,000	1,057
Michigan Building Auth. Rev	5.000%	10/15/2010 (4)	5,000	5,387
Michigan GO	3.500%	9/30/2005	25,000	25,035
Michigan Muni Bond Auth. Rev	3.000%	8/19/2005	40,000	40,008
Michigan Muni. Bond Auth. Rev	5.000%	5/1/2008	5,000	5,251
Michigan Muni. Bond Auth. Rev	5.000%	6/1/2008 (4)	5,000	5,257
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2005	8,135	8,168
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2006 (1)	1,500	1,514

				124,928

Minnesota (1.1%)
Minnesota GO	5.000%	8/1/2006	14,825	15,164
Minnesota GO	5.000%	8/1/2007	30,685	31,960

				47,124

Mississippi (0.5%)
Jackson MS Water & Sewer System Rev	5.000%	9/1/2006 (4)	4,550	4,659
Mississippi GO	5.000%	8/15/2005	3,000	3,003
Mississippi GO	5.250%	8/15/2006	5,215	5,350
Mississippi GO	5.500%	11/1/2008	6,455	6,939

				19,951

Missouri (0.9%)
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2008	7,465	7,851
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	3,465	3,689
Missouri Third State Building GO	5.000%	10/1/2006	27,505	28,239

				39,779

Nebraska (0.1%)
Omaha NE Public Power Dist. Electric Rev	5.500%	2/1/2007	5,000	5,190

Nevada (2.3%)
Clark County NV Bond Bank GO	5.500%	6/1/2007 (3)	4,775	4,991
Clark County NV GO	7.500%	6/1/2007 (2)	4,630	4,995
Clark County NV GO	7.500%	6/1/2007 (2)	4,920	5,308
Clark County NV School Dist. GO	5.000%	6/1/2007 (3)	29,020	30,080
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	14,710	15,258
Clark County NV School Dist. GO	5.500%	6/15/2007 (4)	10,000	10,463
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	2.370%	8/8/2005 (1)*	11,940	11,940
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	2.370%	8/8/2005 (3)*	5,310	5,310
Nevada GO	4.000%	8/1/2006	8,800	8,908
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,521

				101,774

New Hampshire (0.2%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	5,000	4,989
New Hampshire GO	5.000%	11/1/2005	5,000	5,030

				10,019

New Jersey (3.6%)
New Jersey COP	5.250%	6/15/2006 (4)	3,945	4,028
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	2.700%	11/8/2005 LOC	15,000	15,002
New Jersey Econ. Dev. Auth. Rev. (Public Schools Small Loan Program)	3.000%	8/15/2005	4,000	4,001
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	15,919
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.360%	8/8/2005 (2)*	11,335	11,335
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2006	2,000	2,043
New Jersey GO	5.625%	7/15/2006 (Prere.)	11,025	11,490
New Jersey GO	5.000%	7/15/2007	11,000	11,426
New Jersey TRAN	4.000%	6/23/2006 **	30,000	30,335
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2006 (2)	10,000	10,139
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2006	7,500	7,670
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.450%	8/8/2005 *	2,400	2,400
Parsippany - Troy Hills Township NJ BAN	3.000%	8/5/2005	17,000	17,001
Rutgers State Univ. New Jersey	5.000%	5/1/2006 (3)	6,840	6,956
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	3.000%	8/8/2005	7,100	7,100

				156,845

New Mexico (1.5%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	25,000	24,752
Los Alamos County NM Util. System Rev	5.000%	7/1/2006 (4)	2,965	3,026
New Mexico Finance Auth. Transp. Rev	5.000%	6/15/2006 (2)	21,515	21,943
New Mexico Severance Tax Rev	5.000%	7/1/2007	10,000	10,388
New Mexico Severance Tax Rev	5.000%	7/1/2009	1,000	1,065
New Mexico Severance Tax Rev	5.000%	7/1/2009 (2)	2,000	2,130
New Mexico Severance Tax Rev	5.000%	7/1/2010	1,000	1,075

				64,379

New York (8.3%)
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2006	10,000	10,286
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/2005	10,290	10,358
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	3,000	3,177
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	2,000	2,118
New York City NY GO	5.000%	8/1/2005	14,475	14,477
New York City NY GO	5.000%	8/1/2005	18,185	18,187
New York City NY GO	5.000%	8/1/2005 (ETM)	2,965	2,965
New York City NY GO	5.000%	8/1/2005	6,005	6,006
New York City NY GO	5.000%	8/1/2006	2,000	2,045
New York City NY GO	5.000%	8/1/2007	23,510	24,420
New York City NY GO	5.000%	6/1/2008	13,375	14,044
New York City NY GO	5.000%	8/1/2008	17,000	17,890
New York City NY GO	5.000%	8/1/2008	20,715	21,800
New York City NY GO	5.000%	8/1/2009 **	6,895	7,314
New York City NY GO	5.000%	8/1/2009 **	3,930	4,169
New York City NY GO	5.000%	8/1/2010 **	3,000	3,204
New York City NY GO TOB VRDO	2.450%	8/8/2005 *	16,495	16,495
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2009 (3)	2,000	2,130
New York City NY IDA Special Fac. Rev. TOB VRDO	2.530%	8/8/2005 *	38,658	38,658
New York City NY Transitional Finance Auth. Rev	5.000%	11/1/2007	12,000	12,548
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/2006	6,775	6,883
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007	1,000	1,024
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2007	10,790	11,282
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2008	1,000	1,036
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2007	3,515	3,654
New York State Mortgage Agency Rev. PUT	2.950%	10/1/2005	1,310	1,310
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2007	5,380	5,560
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,474
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	8,000	7,995
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2006	10,000	10,091
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/2006	3,000	3,042
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,985
Rockland County NY TAN	3.750%	3/23/2006	31,000	31,203
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	12,075	12,653
Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	2.450%	8/8/2005 *	9,195	9,195
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/2005	10,000	10,069

				360,747

North Carolina (3.5%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/2007	6,590	6,702
Mecklenburg County NC GO	5.500%	4/1/2006	11,625	11,845
North Carolina COP	4.000%	6/1/2006	2,500	2,526
North Carolina Eastern Muni. Power Agency Rev	6.000%	1/1/2006 (1)	6,000	6,082
North Carolina Eastern Muni. Power Agency Rev. ARS	2.650%	8/4/2005 (1)	31,375	31,375
North Carolina GO	5.000%	3/1/2006	2,000	2,027
North Carolina GO	5.000%	3/1/2007	5,000	5,169
North Carolina GO	5.000%	5/1/2007	8,000	8,297
North Carolina GO	5.000%	2/1/2008	27,585	28,943
North Carolina GO	5.000%	3/1/2008	20,000	21,013
North Carolina GO TOB VRDO	2.360%	8/8/2005 *	16,780	16,780
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	13,000	13,119

				153,878

Ohio (2.4%)
Graham OH Local School Dist. BAN	4.000%	11/9/2005	6,785	6,804
Logan County OH BAN	4.000%	9/1/2006	4,000	4,046
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	10/1/2005	7,220	7,246
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2006 (1)	1,500	1,552
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	10,000	10,005
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,842
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/2007 (2)	4,640	4,875
Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/2006	6,465	6,594
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,174
Ohio GO	5.000%	3/15/2006	9,000	9,128
Ohio GO	5.000%	8/1/2006	5,000	5,112
Ohio Higher Educ. Capital Fac. Rev	5.250%	12/1/2005	10,000	10,088
Ohio Highway Capital Improvements Rev	5.000%	5/1/2006	2,500	2,544
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	6,750	7,105
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2007 (1)	5,010	5,219
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,420
Ohio State Univ. General Receipts Rev	5.000%	6/1/2008 **	6,595	6,938
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,114
Univ. of Toledo OH General Receipts BAN	3.250%	1/26/2006	5,000	5,011

				102,817

Oklahoma (0.2%)
Oklahoma City OK GO	5.000%	7/1/2006	2,055	2,097
Oklahoma GO	5.000%	7/15/2007 (3)	2,000	2,082
Tulsa County OK Ind. Auth. Rev	4.000%	5/15/2006	3,275	3,307

				7,486

Oregon (1.3%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.450%	3/15/2006	35,000	34,816
Oregon State Dept. Administrative Services	4.000%	9/1/2005 (4)	6,000	6,007
Portland OR Sewer System Rev	6.000%	6/1/2006 (3)	14,720	15,120

				55,943

Pennsylvania (4.9%)
Bethlehem PA Area School Dist	5.375%	9/1/2009 (3)	4,855	5,083
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2007	4,865	5,043
Pennsylvania GO	5.125%	9/15/2005 (2)	3,200	3,210
Pennsylvania GO	5.000%	10/15/2005	5,700	5,728
Pennsylvania GO	5.000%	1/15/2006	4,250	4,295
Pennsylvania GO	5.000%	2/1/2006	10,865	10,991
Pennsylvania GO	5.000%	2/1/2006	11,810	11,947
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	16,570	17,154
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	14,000	14,493
Pennsylvania GO	5.500%	6/1/2006	8,985	9,193
Pennsylvania GO	5.000%	10/1/2006	13,685	14,041
Pennsylvania GO	5.000%	1/15/2007	3,150	3,246
Pennsylvania GO	5.500%	7/1/2007 (1)	20,000	20,980
Pennsylvania GO	5.000%	9/1/2009	8,235	8,795
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) PUT	3.625%	5/1/2006 LOC	4,000	4,021
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) PUT	3.625%	5/1/2006 LOC	5,000	5,027
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) PUT	1.750%	11/1/2005 LOC	9,200	9,170
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2009 (3)	6,150	6,549
Pennsylvania State Univ. Rev	5.000%	8/15/2005	6,045	6,051
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	11,000	11,381
Philadelphia PA Muni. Auth. Rev	5.000%	5/15/2006 (4)	3,660	3,721
Pittsburgh PA GO	5.000%	9/1/2008 (1)	14,425	15,149
Pittsburgh PA Water & Sewer Auth. Rev	1.900%	9/1/2006 (4)	11,930	11,784
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,673

				211,725

Puerto Rico (2.7%)
Puerto Rico Govt. Dev. Bank CP	2.980%	8/1/2005	13,509	13,509
Puerto Rico Govt. Dev. Bank CP	2.980%	8/1/2005	50,345	50,345
Puerto Rico Govt. Dev. Bank CP	3.050%	8/15/2005	9,260	9,260
Puerto Rico Govt. Dev. Bank CP	3.050%	8/16/2005	14,272	14,272
Puerto Rico Govt. Dev. Bank CP	3.050%	8/18/2005	23,615	23,615
Puerto Rico Muni. Finance Agency	4.250%	8/1/2005 (4)	4,000	4,000
Puerto Rico Muni. Finance Agency	4.000%	8/1/2006 (4)	2,000	2,027

				117,028

Rhode Island (0.4%)
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2006 (3)	2,705	2,758
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2007 (3)	2,830	2,932
Rhode Island Housing & Mortgage Finance Corp. Rev	3.375%	11/1/2005	12,500	12,512

				18,202

South Carolina (0.5%)
Beaufont County SC School Dist. BAN	2.480%	3/1/2006	20,000	19,958
South Carolina Public Service Auth. Rev	5.000%	1/1/2006	3,000	3,028

				22,986

Tennessee (1.3%)
Knox County TN GO	5.000%	4/1/2008	3,115	3,270
Memphis TN Electric System Rev	5.000%	12/1/2005	15,000	15,116
Memphis TN Electric System Rev	5.000%	12/1/2006	25,000	25,717
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) PUT	2.300%	1/4/2006	7,000	6,982
Tennessee GO	4.000%	8/1/2005	6,045	6,045

				57,130

Texas (10.5%)
Austin TX Water & Wastewater System Rev	5.250%	11/15/2005 (2)	6,070	6,116
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,119
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.000%	8/15/2005	10,000	10,006
Dallas TX Independent School Dist. GO	5.000%	8/15/2005	4,000	4,004
Dallas-Fort Worth TX International Airport Rev	5.000%	11/1/2005 (1)	4,235	4,258
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2005 (3)	2,450	2,466
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	10,973
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,124
Garland TX GO	4.000%	2/15/2007 (4)	1,950	1,981
Grand Prairie TX Independent School Dist	3.050%	7/31/2007 **	5,200	5,200
Harris County TX Flood Control Dist. GO	5.000%	10/1/2005	2,495	2,505
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.330%	8/1/2005	39,600	39,600
Harris County TX Toll Road Rev	5.000%	8/15/2006 (3)	5,000	5,114
Harris County TX Toll Road Rev	5.000%	8/15/2008 (3)	9,355	9,866
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	26,658
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	4,010	4,063
Houston TX GO	5.000%	3/1/2006 (1)	3,050	3,091
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,916
Houston TX Independent School Dist. GO	5.000%	2/15/2008 **	4,500	4,709
Houston TX Independent School Dist. GO VRDO	2.350%	8/8/2005	35,915	35,915
Lewisville TX Independent School Dist	5.250%	8/15/2006	5,000	5,128
Mesquite TX Independent School Dist. GO	5.000%	8/15/2006	1,825	1,867
Plano TX Independent School Dist	5.500%	2/15/2006 (Prere.)	3,505	3,559
Plano TX Independent School Dist	5.000%	2/15/2008	6,300	6,592
San Antonio TX Electric & Gas Rev	5.650%	2/1/2007 (Prere.)	10,740	11,283
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	34,320	36,097
San Antonio TX GO	5.000%	8/1/2005 (ETM)	175	175
San Antonio TX GO	5.000%	8/1/2005	9,725	9,726
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2006 (4)	7,000	7,143
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	3,009
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,738
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,125
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,382
Texas Dept. of Transp. COP	5.000%	8/15/2007	5,000	5,204
Texas GO Public Finance Auth	5.250%	10/1/2007	3,000	3,141
Texas Muni. Power Agency Rev	0.000%	9/1/2005 (2)	5,490	5,477
Texas Muni. Power Agency Rev	4.000%	9/1/2005 (1)	19,880	19,903
Texas TRAN	3.000%	8/31/2005	70,000	70,024
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	25,615	26,917
Texas Water Dev. Board GO	5.000%	8/1/2006	6,425	6,567
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.000%	11/1/2006	20,000	20,429
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2005	5,000	5,005
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	2,500	2,637
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	7,000	7,382

				456,194

Utah (1.2%)
Intermountain Power Agency Utah Power Supply Rev	4.500%	7/1/2007 (2)	10,000	10,289
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2010 (4)	6,290	6,754
Utah GO	5.000%	7/1/2006	17,875	18,250
Utah GO	5.000%	7/1/2006	7,785	7,948
Utah GO	5.000%	7/1/2007	8,300	8,630

				51,871

Virginia (2.0%)
Loudoun County VA GO	5.250%	11/1/2005	4,410	4,439
Norfolk VA GO	5.000%	7/1/2006 (4)	8,810	8,996
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assoc. Project) PUT	3.300%	10/1/2008	2,500	2,489
Virginia Beach VA Refunding & Public Improvement	5.000%	5/1/2007	7,170	7,430
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2007	5,185	5,348
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.000%	2/1/2006	11,285	11,415
Virginia Public Building Auth. Rev	5.000%	8/1/2006	5,080	5,195
Virginia Public School Auth. Rev	4.000%	2/1/2006	15,000	15,099
Virginia Public School Auth. Rev	4.000%	8/1/2006	7,500	7,596
Virginia Public School Auth. Rev	5.000%	8/1/2007	2,260	2,353
Virginia Public School Auth. Rev	5.000%	8/1/2007	6,930	7,214
Virginia Public School Auth. Rev	5.000%	8/1/2008	5,830	6,155
Virginia Public School Auth. Rev	5.500%	8/1/2010	4,645	5,114

				88,843

Washington (2.4%)
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,195
King County WA BAN	3.000%	11/1/2005	13,820	13,831
King County WA GO	5.000%	6/1/2007	6,130	6,356
King County WA Sewer Rev	5.000%	1/1/2006 (4)	3,000	3,029
Port of Seattle WA GO	5.000%	11/1/2006 (4)	5,490	5,636
Port of Seattle WA GO	5.000%	11/1/2006 (4)	9,485	9,738
Port of Seattle WA GO	5.000%	11/1/2007 (4)	5,765	6,006
Port of Seattle WA Rev	5.250%	9/1/2006 (3)	3,000	3,073
Port of Seattle WA Rev	5.000%	3/1/2009 (4)	3,415	3,620
Port of Seattle WA Rev	5.000%	3/1/2010 (4)	3,230	3,455
Seattle WA GO	3.000%	10/1/2005	13,055	13,063
Seattle WA Muni. Light & Power Rev	4.000%	11/1/2005 (4)	5,525	5,544
Washington GO	5.000%	9/1/2005	5,180	5,191
Washington GO	5.500%	6/1/2006 (Prere.)	6,050	6,190
Washington GO	5.000%	1/1/2007 (4)	8,605	8,856
Washington GO	4.000%	7/1/2008	5,180	5,308

				102,091

West Virginia (0.1%)
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2007 (1)	500	517
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2008 (1)	2,500	2,625

				3,142

Wisconsin (1.5%)
Kenosha WI GO	4.000%	9/1/2005 (4)	1,090	1,091
Kenosha WI GO	4.000%	9/1/2006 (4)	2,100	2,128
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,731
Madison WI Metro. School Dist. TRAN	3.000%	9/9/2005	15,000	15,005
Wisconsin GO	5.000%	5/1/2007	12,405	12,841
Wisconsin GO	6.250%	5/1/2007	5,000	5,280
Wisconsin GO	5.000%	5/1/2008	5,000	5,251
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health) ARS	2.450%	8/15/2005	7,000	7,000
Wisconsin Transp. Rev	5.000%	7/1/2008	12,385	13,037

				63,364

TOTAL MUNICIPAL BONDS
(Cost $4,197,393)				4,178,551

			Shares

TEMPORARY CASH INVESTMENT (5.4%)
Vanguard Municipal Cash Management Fund, 2.322%†
(Cost $235,919)			235,918,505	235,919

TOTAL INVESTMENTS (101.7%)
(Cost $4,433,312)				4,414,470

OTHER ASSETS AND LIABILITIES--NET (-1.7%)				(72,171)

NET ASSETS (100%)				$4,342,299

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $171,793,000, representing 4.0% of net assets.
**Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $4,433,312,000. Net unrealized depreciation of investment securities for tax purposes was $18,842,000, consisting of unrealized gains of $2,052,000 on securities that had risen in value since their purchase and $20,894,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (94.0%)

Alabama (0.3%)
Alabama GO	5.250%	6/1/2012	$5,105	$5,567
Alabama GO	5.250%	6/1/2013	5,105	5,567
Alabama GO	5.250%	6/1/2014	5,155	5,602
Alabama GO	5.250%	6/1/2015	3,455	3,747
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	16,350

				36,833

Alaska (0.2%)
Anchorage AK Electric Rev	8.000%	12/1/2011 (1)	5,395	6,718
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,621
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	6,697

				20,036

Arizona (1.5%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2014	11,030	12,148
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2015	5,000	5,531
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2016	5,500	6,084
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,814
Arizona Transp. Board Highway Rev	6.000%	7/1/2010	25,000	28,019
Arizona Transp. Board Highway Rev	5.250%	7/1/2018	4,000	4,368
Arizona Transp. Board Highway Rev	5.250%	7/1/2019	4,110	4,488
Arizona Transp. Board Highway Rev	5.000%	7/1/2022	8,630	9,212
Arizona Transp. Board Highway Rev	5.000%	7/1/2023	8,180	8,713
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	2,000	2,127
Maricopa County AZ Rev. (Samaritan Health Service)	7.150%	12/1/2005 (1)(ETM)	1,385	1,406
Maricopa County AZ USD	0.000%	1/1/2007 (3)	6,000	5,751
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2009 (4)	4,795	5,098
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2010 (4)	2,500	2,645
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2011 (4)	3,000	3,174
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2012 (3)	9,645	10,559
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2013 (3)	5,000	5,474
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2014 (3)	6,820	7,466
Phoenix AZ Civic Improvement Corp. Water System Rev	5.950%	7/1/2006 (Prere.)	6,600	6,795
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2014 (3)	4,215	4,679
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,602
Phoenix AZ Highway Rev. GO	9.250%	7/1/2007	4,000	4,461
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.350%	8/2/2005	17,200	17,200
Tucson AZ GO	7.375%	7/1/2013	4,500	5,623
Tucson AZ USD	7.500%	7/1/2006 (3)	8,840	9,217

				186,654

California (11.7%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	19,665	5,840
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	2,000	2,014
California GO	7.000%	10/1/2005 (1)	5,000	5,037
California GO	11.000%	3/1/2006	13,185	13,808
California GO	5.700%	8/1/2007	1,000	1,024
California GO	5.750%	8/1/2008 (3)	855	876
California GO	6.300%	9/1/2010	4,000	4,531
California GO	5.000%	5/1/2013	37,835	41,043
California GO	5.250%	10/1/2013 (1)	6,115	6,792
California GO	5.250%	2/1/2014	20,000	22,010
California GO	5.250%	11/1/2014	10,000	11,009
California GO	5.000%	3/1/2015	11,910	12,926
California GO	5.250%	11/1/2015	10,225	11,188
California GO	6.000%	4/1/2018	11,980	14,081
California GO	5.000%	12/1/2018	8,665	9,278
California GO	5.125%	11/1/2023	7,000	7,442
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2006 (1)	5,000	5,155
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2007 (1)	5,290	5,555
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017 **	8,000	8,481
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2019 **	3,135	3,302
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2020 **	4,180	4,392
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2021 **	6,165	6,447
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.000%	3/1/2006	31,000	30,738
California Public Works Board Lease Rev. (Dept. of Corrections)	6.000%	1/1/2008 (2)	14,865	15,364
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2011	6,500	6,803
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2012	7,990	8,362
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	1/1/2015 (2)	5,000	5,155
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,775
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	6,955
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,276
California Public Works Board Lease Rev. (Univ. of California)	6.100%	12/1/2005 (2)	6,515	6,534
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2014	8,370	9,120
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2015	10,105	11,008
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2016	8,750	9,473
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2017	7,085	7,611
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2018	6,500	6,961
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2019	11,820	12,618
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2020	10,000	10,634
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2021	15,230	16,146
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2022	15,985	16,894
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2023	11,465	12,098
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2024	10,000	10,536
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2025	7,500	7,908
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2026	7,500	7,884
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	8,000	8,929
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	20,000	22,873
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	10,000	11,185
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	61,875	69,042
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2015	15,000	17,155
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2016 (2)	77,880	86,795
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2018 (2)	37,000	40,680
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	101,991
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,495
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	2,440	2,560
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	73,000	75,494
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	8,750	9,125
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,433
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	57,087
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	23,197
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	45,000	45,591
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	6,060
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2017 (1)	8,110	8,782
Fresno CA Sewer Rev	6.250%	9/1/2014 (2)	12,000	14,361
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2021 (2)**	15,000	15,797
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2029 (2)**	40,000	41,690
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)**	20,000	20,909
Long Beach CA Harbor Rev	5.750%	5/15/2013	7,630	8,366
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015	20,000	21,707
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2011 (2)	5,865	6,413
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2012 (2)	6,190	6,793
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2013 (2)	6,535	7,196
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	10,105	11,142
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.500%	7/1/2010 (4)	51,070	58,537
Northern California Power Agency (Hydroelectric Project)	6.200%	7/1/2006 (1)	5,940	6,125
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/2007 (1)	6,685	7,099
Port of Oakland CA Rev	5.250%	11/1/2006 (3)	6,700	6,899
Saddleback CA Valley USD	5.000%	8/1/2023 (4)	5,460	5,802
San Bernardino County CA Medical Center COP	5.500%	8/1/2005 (1)	10,000	10,002
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	10,045
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	11,063
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	12,268
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,745
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	17,260
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	28,302
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,913
San Francisco CA City & County International Airport Rev	5.500%	5/1/2011 (1)	4,215	4,593
San Francisco CA City & County International Airport Rev	5.500%	5/1/2012 (1)	4,930	5,333
San Francisco CA City & County International Airport Rev	5.500%	5/1/2013 (1)	5,115	5,506
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014 (1)	5,565	6,028
San Francisco CA City & County International Airport Rev	5.500%	5/1/2015 (1)	5,880	6,342
San Francisco CA City & County International Airport Rev	5.500%	5/1/2016 (1)	6,215	6,703
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2006 (1)	500	522
Univ. of California Rev	5.000%	5/15/2033 (2)	20,000	20,931
Univ. of California Rev. (Multiple Purpose Project)	9.250%	9/1/2005 (1)	5,000	5,029

				1,474,979

Colorado (3.3%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	18,935	21,335
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	11,267
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	22,535
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	11,267
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	20,795	23,255
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,185	6,917
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)*	25,185	28,164
Colorado Dept. of Transp. Rev	5.375%	6/15/2012 (Prere.)	8,500	9,512
Colorado Dept. of Transp. Rev	5.500%	6/15/2012 (1)	11,780	13,180
Colorado Dept. of Transp. Rev	5.500%	6/15/2013 (1)	14,500	16,356
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,803
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	6,155
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,140
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,846
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,615
Colorado Springs CO Util. System Rev	5.000%	11/15/2009	5,000	5,337
Colorado Springs CO Util. System Rev	5.375%	11/15/2012	12,620	13,922
Colorado Springs CO Util. System Rev	5.375%	11/15/2014	12,745	14,007
Denver CO City & County Airport Rev	5.500%	11/15/2010 (3)	10,000	10,859
Denver CO City & County Airport Rev	5.500%	11/15/2011 (3)	15,070	16,459
Denver CO City & County Airport Rev	6.000%	11/15/2011 (2)	14,895	16,507
Denver CO City & County Airport Rev	5.625%	11/15/2012 (3)	6,000	6,548
Denver CO City & County Airport Rev	6.000%	11/15/2012 (2)	10,460	11,606
Denver CO City & County Airport Rev	5.500%	11/15/2013 (3)	15,085	16,287
Denver CO City & County Airport Rev	5.500%	11/15/2014 (3)	35,820	38,540
Denver CO City & County Airport Rev	5.500%	11/15/2015 (3)	23,520	25,533
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,844
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)(Prere.)	8,100	6,115
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)	8,000	6,330
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)(ETM)	6,600	5,260
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2017 (1)	24,490	14,355
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	15,100	8,033
Northern Colorado Water Conservation Dist. Rev	6.350%	12/1/2007 (2)	4,155	4,419
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2021 (3)	6,605	7,088

				422,396

Connecticut (1.7%)
Connecticut GO	5.300%	11/15/2006	1,290	1,299
Connecticut GO	5.400%	11/15/2007	685	690
Connecticut GO	5.000%	4/15/2008	4,510	4,738
Connecticut GO	5.250%	6/15/2008	7,000	7,420
Connecticut GO	5.000%	4/15/2009	6,810	7,239
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,756
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,476
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	27,521
Connecticut GO	5.500%	12/15/2011 (1)	9,000	10,066
Connecticut GO	5.125%	11/15/2013	5,675	6,185
Connecticut GO	5.125%	11/15/2013	19,000	20,706
Connecticut GO	5.500%	12/15/2013	4,705	5,326
Connecticut GO	5.500%	12/15/2014	8,700	9,918
Connecticut GO	5.000%	6/1/2017 (1)	25,000	27,174
Connecticut GO	5.000%	12/1/2017 (1)	35,000	38,044
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010	12,000	13,788
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,934
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,869

				221,149

District of Columbia (1.2%)
District of Columbia GO	5.500%	6/1/2006 (4)	6,205	6,345
District of Columbia GO	5.500%	6/1/2007 (4)(ETM)	1,265	1,324
District of Columbia GO	5.500%	6/1/2007 (4)	2,195	2,294
District of Columbia GO	5.750%	6/1/2007 (2)	340	341
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,634
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	8,305
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,275
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,361
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,964
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,641
District of Columbia GO	5.300%	6/1/2009 (2)	4,600	4,869
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	2,067
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	16,404
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,472
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	17,084
District of Columbia GO	5.375%	6/1/2011 (2)	5,255	5,567
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,395
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	5,010
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	7,983
District of Columbia GO	5.500%	6/1/2013 (2)	5,750	6,105
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	11,544
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	3,164
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,424
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,861
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,428

				149,861

Florida (3.6%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,960
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,135
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	22,690
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,534
Dade County FL School Board COP	5.375%	5/1/2006 (2)(Prere.)	4,775	4,917
Florida Board of Educ. Capital Outlay	6.000%	6/1/2006	6,605	6,783
Florida Board of Educ. Capital Outlay	5.250%	1/1/2008 (Prere.)	15,775	16,767
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,265
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	5,121
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,273
Florida Board of Educ. Public Educ	5.250%	6/1/2013 (4)	17,825	19,686
Florida Board of Educ. Public Educ	5.375%	6/1/2013	6,820	7,583
Florida Board of Educ. Public Educ	5.000%	6/1/2014	5,040	5,525
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	6,177
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,544
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	12,151
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,902
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	12,065
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,806
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,580
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	4,081
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	11,171
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,461
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,651
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (4)	18,580	19,817
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (1)	14,330	15,284
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2010 (3)	3,615	4,013
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/2013 (1)	7,645	8,507
Florida Dept. of Environmental Protection & Preservation Rev	5.500%	7/1/2013 (4)	11,920	13,460
Florida Dept. of Transp	5.250%	7/1/2015	4,000	4,303
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/2012 (2)	11,500	13,200
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,345
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (3)	2,185	2,327
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (4)	5,000	5,484
Florida Turnpike Auth. Rev	5.000%	7/1/2016 (4)	10,000	10,860
Florida Turnpike Auth. Rev	5.000%	7/1/2019 (2)	4,425	4,817
Florida Turnpike Auth. Rev	5.000%	7/1/2020 (2)	4,645	5,040
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2011 (3)	10,415	11,091
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,945
Hillsborough County FL Util. Rev	5.500%	8/1/2013 (2)	10,000	11,300
Jacksonville FL Sales Taxes Rev	5.500%	10/1/2013 (3)	3,045	3,446
Lakeland FL Electric & Water Rev	6.050%	10/1/2012 (4)	10,000	11,546
Lee County FL School Board COP	6.000%	8/1/2005 (4)	4,975	4,976
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	12,070
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,927
Orlando & Orange County FL Expressway Auth	5.000%	7/1/2008 (2)	11,745	12,377
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2014 (2)	4,000	4,419
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2013	10,000	11,140
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014	5,000	5,598
Palm Beach County FL School Board COP	6.000%	8/1/2006 (2)	6,480	6,686
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.250%	12/1/2020	10,000	10,704
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,234

				452,744

Georgia (3.0%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	42,225	33,300
Atlanta GA Airport Fac. Rev	6.000%	1/1/2011 (3)	7,000	7,680
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012 (3)	7,500	8,267
Atlanta GA Airport Fac. Rev	6.250%	1/1/2014 (3)	5,000	5,537
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	11,930	13,225
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016 (3)	5,000	5,543
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2033 (4)	9,000	9,442
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2010 (3)	10,000	11,017
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2011 (3)	10,000	11,116
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	38,463
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,696
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,754
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	7,138
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,276
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	16,518
Georgia GO	7.250%	9/1/2005	3,630	3,645
Georgia GO	7.000%	11/1/2005	15,670	15,841
Georgia GO	6.250%	4/1/2006	12,200	12,487
Georgia GO	7.250%	9/1/2006	7,860	8,236
Georgia GO	7.000%	11/1/2006	16,780	17,650
Georgia GO	6.250%	8/1/2007	5,500	5,857
Georgia GO	6.750%	8/1/2007	6,100	6,550
Georgia GO	7.400%	8/1/2007 (ETM)	325	353
Georgia GO	7.400%	8/1/2007	10,875	11,816
Georgia GO	7.000%	11/1/2007	17,960	19,538
Georgia GO	7.400%	8/1/2008 (ETM)	170	191
Georgia GO	7.400%	8/1/2008	5,730	6,436
Georgia GO	7.100%	9/1/2009	7,900	9,055
Georgia GO	7.450%	1/1/2010	4,000	4,677
Georgia GO	6.250%	8/1/2010	7,800	8,852
Georgia GO	6.750%	9/1/2010	8,000	9,275
Georgia GO	5.700%	7/1/2011	4,470	5,030
Georgia GO	5.750%	9/1/2011	2,500	2,826
Georgia GO	5.400%	4/1/2013	7,525	8,471
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,367
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,665
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,913
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	9,972

				382,675

Hawaii (2.8%)
Hawaii Airport System Rev	5.750%	7/1/2010 (3)	10,780	11,776
Hawaii Airport System Rev	6.375%	7/1/2012 (3)	9,140	10,314
Hawaii Airport System Rev	6.900%	7/1/2012 (ETM)	20,195	23,259
Hawaii Airport System Rev	5.750%	7/1/2013 (3)	23,000	25,027
Hawaii Airport System Rev	5.750%	7/1/2014 (3)	12,510	13,758
Hawaii Airport System Rev	5.750%	7/1/2015 (3)	19,450	21,282
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,939
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,245
Hawaii GO	6.000%	11/1/2010 (4)	10,000	11,251
Hawaii GO	5.750%	10/1/2011 (1)	2,210	2,452
Hawaii GO	5.000%	7/1/2012 (2)	15,000	16,305
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,638
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,924
Hawaii GO	5.625%	9/1/2012 (4)	5,000	5,471
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,357
Hawaii GO	5.000%	7/1/2013 (2)	28,850	31,508
Hawaii GO	5.375%	8/1/2013 (3)	14,700	16,097
Hawaii GO	5.375%	8/1/2013 (3)	16,595	18,172
Hawaii GO	5.000%	7/1/2014 (2)	30,000	32,868
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,694
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,757
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,775
Hawaii GO	5.000%	10/1/2021 (1)	16,675	17,812
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,461
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,317
Honolulu HI City & County GO	5.750%	1/1/2006	10	10
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	4,283

				352,757

Illinois (3.9%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	20,237
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	24,278
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2013	5,540	5,996
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2014	13,425	14,464
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2015	7,150	7,668
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2017	15,715	16,784
Chicago IL Metro. Water Reclamation Dist. GO	6.250%	12/1/2005 (Prere.)	15,000	15,182
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/2006	4,450	4,631
Chicago IL Metro. Water Reclamation Dist. GO	6.100%	12/1/2006	5,300	5,358
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,331
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2009 (2)	15,890	16,890
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2014 (2)	13,540	14,577
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/2007 †	63,000	30,479
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,595	4,003
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	2,000	2,227
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	4,035	4,493
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,200	3,563
Chicago IL Water Rev	0.000%	11/1/2014 (2)	7,460	5,072
Chicago IL Water Rev	0.000%	11/1/2015 (2)	7,555	4,889
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	25,000	25,464
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,318
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/2010	9,750	10,109
Illinois GO	5.000%	10/1/2010	9,000	9,688
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,111
Illinois GO	5.250%	10/1/2012	14,000	15,434
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,774
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,506
Illinois GO	5.250%	10/1/2014	40,000	44,069
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,317
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,646
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,306
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,234
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,531
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	5,895	6,815
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	945	1,092
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	3,225	3,877
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	1,030	1,238
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,250	4,784
Illinois Sales Tax Rev	6.125%	6/15/2014	6,850	7,665
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (2)	25,000	28,170
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2016 (1)	8,330	5,134
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2019 (3)	39,340	21,417
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2023 (1)	32,515	14,071
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2024 (1)	15,895	6,535
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2016 (1)	15,270	9,677

				486,104

Indiana (0.0%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010 (1)	4,500	4,957

Kentucky (0.9%)
Kentucky Property & Building Comm. Rev	5.250%	11/1/2005 (Prere.)	2,500	2,566
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,135	6,850
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	3,500	3,908
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	9,725	10,678
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	11,815	12,973
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011 (1)(Prere.)	5,000	5,531
Kentucky Property & Building Comm. Rev	5.500%	8/1/2012 (4)	10,000	11,170
Kentucky Property & Building Comm. Rev	5.250%	8/1/2013 (4)	27,540	29,973
Kentucky Property & Building Comm. Rev	5.250%	8/1/2015 (4)	15,480	16,805
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2012 (4)	4,495	4,954
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2013 (4)	4,755	5,214

				110,622

Louisiana (1.5%)
Louisiana GO	7.750%	8/1/2006 (1)	10,970	11,504
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	12,167
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	21,062
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	19,988
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,510
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,966
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,876
Louisiana Gasoline and Fuel Tax Rev	5.250%	5/1/2020 (3)	6,200	6,826
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2030 (3)	46,465	49,107
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2011 (1)	4,990	5,306
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2021 (3)	11,745	12,587
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2022 (3)	11,900	12,724
New Orleans LA GO	5.000%	10/1/2033 (1)	7,085	7,399

				188,022

Maryland (0.4%)
Maryland GO	5.500%	7/15/2009	16,490	17,951
Maryland GO	5.500%	3/1/2016	8,035	9,277
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2015	3,915	4,179
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2016	2,980	3,161
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2020	4,000	4,452
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.000%	6/1/2013	7,800	8,593

				47,613

Massachusetts (7.5%)
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	5,785	6,451
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,256
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,356
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,356
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2021	6,840	7,969
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2024	10,000	11,065
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	10,525	12,329
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,499
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,106
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,137
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,836
Massachusetts GAN	5.125%	6/15/2010	10,755	11,467
Massachusetts GAN	5.250%	6/15/2010	23,675	25,336
Massachusetts GAN	5.125%	12/15/2010	5,000	5,331
Massachusetts GAN	5.250%	12/15/2010	26,275	28,118
Massachusetts GAN	5.125%	6/15/2011	8,555	9,121
Massachusetts GAN	5.250%	6/15/2011	15,000	16,052
Massachusetts GAN	5.250%	12/15/2011	14,820	15,860
Massachusetts GAN	5.750%	12/15/2011	20,000	22,191
Massachusetts GAN	5.750%	6/15/2012	11,280	12,486
Massachusetts GAN	5.125%	12/15/2012	5,000	5,331
Massachusetts GAN	5.125%	6/15/2013	5,000	5,331
Massachusetts GAN	5.750%	6/15/2013	10,000	11,069
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	10,896
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	6,096
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	11,102
Massachusetts GO	5.500%	11/1/2016 (1)	75,000	86,138
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	57,425
Massachusetts GO	5.500%	11/1/2016	25,000	28,615
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	8,060
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	23,030
Massachusetts GO	5.500%	10/1/2018	10,000	11,490
Massachusetts GO	5.250%	8/1/2021	10,000	11,302
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,713
Massachusetts GO	5.250%	8/1/2022	20,000	22,638
Massachusetts GO	5.250%	8/1/2023	20,000	22,662
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,466
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,717
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,949
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,961
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	11,062
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,848
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,684
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	22,865	25,099
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	20,000	21,909
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.500%	1/1/2013 (2)	6,730	7,177
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	8,685	9,598
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2019 (3)	5,000	5,633
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2026 (3)	32,360	38,138
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2028 (3)	11,075	13,063
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,739
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,517
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	463
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,299
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,077
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,676
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,293
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,246
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	885
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	7,106
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,521
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	314
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,475
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,246
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	149
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	31,091
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,892
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,432
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2010	30,220	34,490
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	37,515	45,271
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2019 (2)**	25,625	27,695
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2020 (2)**	11,880	12,798

				943,199

Michigan (2.6%)
Detroit MI Sewer System Rev	0.000%	7/1/2016 (3)	7,500	4,703
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	31,165	33,181
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	13,500	14,108
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	10,175	10,633
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	5,000	5,359
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	6,070	6,506
Michigan Building Auth. Rev	5.375%	10/15/2007 (Prere.)	5,880	6,244
Michigan Building Auth. Rev	6.000%	10/15/2007 (ETM)	9,000	9,592
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	8,440	9,383
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	6,010	6,682
Michigan Building Auth. Rev	5.500%	10/15/2012	6,695	7,372
Michigan Building Auth. Rev	5.250%	10/15/2013 (4)	12,000	13,318
Michigan Building Auth. Rev	5.250%	10/15/2013	2,500	2,673
Michigan Building Auth. Rev	5.500%	10/15/2013	6,000	6,606
Michigan Building Auth. Rev	5.250%	10/15/2014 (4)	15,000	16,563
Michigan Building Auth. Rev	5.500%	10/15/2014	10,000	11,010
Michigan Building Auth. Rev	5.250%	10/15/2015 (4)	22,445	24,737
Michigan Building Auth. Rev	5.500%	10/15/2015	5,000	5,518
Michigan Building Auth. Rev	5.250%	10/15/2016 (4)	9,000	9,926
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,580
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,880
Michigan GO	5.500%	12/1/2013	6,125	6,931
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2006 (ETM)	3,340	3,444
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	4,119
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,609
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,290
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,820
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,684
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,682
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	12,141
Wayne Charter County MI Airport Rev	5.250%	12/1/2010 (1)	12,000	12,688
Wayne Charter County MI Airport Rev	5.250%	12/1/2012 (1)	15,270	16,192

				321,174

Minnesota (0.2%)
Minnesota GO	5.000%	8/1/2008	12,965	13,704
Northern Minnesota Muni. Power Agency Electric System Rev	5.250%	1/1/2012 (4)	6,000	6,481
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,814

				25,999

Mississippi (0.8%)
Mississippi GO	6.500%	9/1/2006	5,125	5,330
Mississippi GO	6.000%	12/1/2006	6,380	6,651
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	10,245
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,800
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,395
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,789
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,820
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	5,216
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	6,195
Mississippi GO	5.750%	12/1/2011	6,000	6,778
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,610
Mississippi GO	5.500%	12/1/2016	8,435	9,704
Mississippi GO	5.500%	12/1/2017	4,000	4,613
Mississippi GO	5.250%	11/1/2022	8,245	9,409

				100,555

Missouri (0.6%)
Missouri Board Public Building Special Obligation Rev	5.250%	10/15/2009	10,640	11,483
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,685
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,917
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,701
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,922
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,126
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2013	3,000	3,324
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2014	3,430	3,800
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2016	2,000	2,201
Missouri Highways & Transp. Comm. Road Rev	5.250%	2/1/2017	11,410	12,417
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	12,733
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	11,256

				79,565

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,525
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,594
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,272
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,885

				14,276

Nebraska (0.6%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	6,130	6,513
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	41,000	43,560
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	1,825	1,939
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	3,980	4,229
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	5,360	5,662
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	2,045	2,160
Nebraska Public Power Dist. Rev	5.250%	1/1/2012 (1)	1,020	1,078
Nebraska Public Power Dist. Rev	5.250%	1/1/2013 (1)	10,565	11,161

				76,302

Nevada (2.6%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010 (1)	8,470	8,991
Clark County NV Airport Improvement Rev	5.250%	7/1/2012 (1)	4,225	4,470
Clark County NV GO	7.500%	6/1/2006 (2)	3,575	3,712
Clark County NV GO	5.500%	12/1/2006 (3)(Prere.)	6,365	6,654
Clark County NV GO	5.600%	12/1/2006 (3)(Prere.)	7,175	7,510
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	7,800
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	5,180
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,964
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,280
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,555
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,831
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	10,026
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,805
Clark County NV School Dist. GO	5.600%	6/15/2006 (3)(Prere.)	9,640	9,975
Clark County NV School Dist. GO	5.900%	6/15/2006 (3)(Prere.)	10,000	10,373
Clark County NV School Dist. GO	5.500%	6/15/2007 (3)(Prere.)	16,325	17,257
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,593
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	31,542
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	33,076
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	5,000	5,356
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	4,500	5,009
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	5,000	5,566
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2011 (2)	10,000	11,058
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	6,073
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2021 (3)	16,575	17,744
Nevada GO	6.000%	5/15/2010	6,680	7,435
Nevada GO	5.250%	5/15/2011	6,000	6,321
Nevada GO	5.000%	12/1/2020 (4)	15,205	16,367
Nevada GO	5.000%	12/1/2021 (4)	15,725	16,874
Nevada GO	5.000%	12/1/2022 (4)	16,530	17,696
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2012 (4)	5,335	5,873
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2013 (4)	4,790	5,273

				323,239

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021	25,800	27,034
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	21,600	22,980
New Hampshire IDA	5.900%	8/1/2018	7,000	7,372

				57,386

New Jersey (8.1%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,000	7,002
Essex County NJ Solid Waste Util. Auth	5.500%	4/1/2006 (4)(Prere.)	3,000	3,115
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,454
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.000%	7/1/2008 (1)	17,000	17,905
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	26,592
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	15,030
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,688
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	95,664
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	70,343
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	21,361
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	11,191
New Jersey GO	6.000%	7/15/2006	3,300	3,401
New Jersey GO	5.500%	8/1/2011	3,500	3,875
New Jersey GO	5.250%	7/1/2014 (4)	25,000	27,881
New Jersey GO	5.250%	7/1/2015 (4)	50,000	56,077
New Jersey GO	5.250%	7/15/2015 (2)	9,000	10,056
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2010 (1)	8,050	8,607
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,799
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2012 (1)	2,000	2,130
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2014 (1)	2,850	3,036
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,699
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	27,944
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	31,823
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	16,315
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	11,095
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,651
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	34,660	37,281
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007 (Prere.)	37,000	39,798
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)(ETM)	7,510	8,751
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)	12,490	14,438
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	10,280	11,784
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	30,000	34,389
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	20,000	22,926
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011 (1)(Prere.)	19,720	22,605
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)	12,490	15,008
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)(ETM)	7,510	9,079
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/2014 (3)(Prere.)	16,400	18,376
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	83,500	97,045
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	25,000	30,015
New Jersey Turnpike Auth. Rev	4.750%	1/1/2006 (ETM)	15	15
New Jersey Turnpike Auth. Rev	6.500%	1/1/2009 (2)(ETM)	23,200	25,758
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	12,775	14,065
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	3,440	3,784
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(ETM)	7,475	8,268
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)	27,745	30,508
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	5,000	5,872
New Jersey Turnpike Auth. Rev	5.250%	1/1/2026 (4)	10,000	11,445
New Jersey Turnpike Auth. Rev	5.250%	1/1/2027 (4)	12,035	13,771
New Jersey Turnpike Auth. Rev	5.250%	1/1/2028 (4)	12,000	13,723
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029 (4)	5,000	5,721
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,336

				1,015,495

New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	28,000	30,636
New Mexico Highway Comm. Tax Rev	5.750%	6/15/2010 (Prere.)	16,310	18,125
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	12,780	14,345

				63,106

New York (8.6%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,986
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,278
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,422
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	6,000	6,531
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2012 (1)	25,195	26,611
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2012	40,505	44,120
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,822
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,987
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	17,162
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	10,000	10,943
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2012 (1)	5,530	6,202
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	50,524
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	21,599
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2006	7,000	7,210
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,567
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2008	10,000	10,778
New York City NY GO	7.000%	8/1/2005	6,500	6,502
New York City NY GO	8.000%	4/1/2006 (2)	5,955	6,159
New York City NY GO	5.700%	8/1/2006 (Prere.)	4,605	4,809
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,880	3,013
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,230	2,333
New York City NY GO	6.000%	8/1/2006 (Prere.)	4,000	4,189
New York City NY GO	6.000%	8/1/2006 (Prere.)	5,335	5,587
New York City NY GO	5.700%	8/1/2007	5,195	5,407
New York City NY GO	5.900%	8/1/2009	3,245	3,384
New York City NY GO	5.250%	8/1/2010	27,000	29,146
New York City NY GO	5.900%	8/1/2010	2,520	2,628
New York City NY GO	5.250%	8/1/2011	30,000	32,576
New York City NY GO	6.000%	8/1/2011	265	277
New York City NY GO	5.875%	8/15/2012 (3)	7,000	7,316
New York City NY GO	5.250%	8/1/2013	18,015	19,732
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,618
New York City NY GO	5.750%	8/1/2015 (2)	38,000	42,819
New York City NY GO	5.000%	3/1/2025	17,000	17,831
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2019	7,500	8,242
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2028 (1)	10,000	10,608
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2031	5,000	5,258
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,395
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,840
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	3,550	3,779
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	6,375	6,786
New York City NY Transitional Finance Auth. Rev	5.500%	5/15/2008 (Prere.)	2,000	2,156
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,245	7,837
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	4,000	4,327
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,570	8,189
New York City NY Transitional Finance Auth. Rev	5.125%	5/15/2009 (3)(Prere.)	5,195	5,619
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	12,585	13,677
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	5,000	5,434
New York City NY Transitional Finance Auth. Rev	5.750%	8/15/2009 (3)(Prere.)	14,740	16,336
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2010 (Prere.)	3,500	3,873
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	4,365	4,876
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	6,000	6,755
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2012	5,945	6,507
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	14,000	15,320
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014	5,000	5,449
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2014	5,960	6,586
New York City NY Transitional Finance Auth. Rev	5.250%	8/1/2018 (2)	5,000	5,478
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,270
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	76
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	340
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,432
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2012	2,235	2,404
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,563
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	13,156
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	16,496
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,586
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/2010 (1)	4,000	4,256
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/2011 (1)	7,365	7,824
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2010 (4)	4,500	4,754
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	6,000	6,354
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (4)	6,285	6,656
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,278
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	15,576
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,236
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,893
New York State Power Auth. Rev	5.250%	11/15/2017	20,710	22,800
New York State Power Auth. Rev	5.250%	11/15/2018	35,425	38,953
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2006 (1)	10,000	10,229
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)	6,725	7,566
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,246
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,603
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	22,292
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2015 (2)	10,000	10,570
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,362
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,858
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	17,232
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,365
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2007	4,900	5,077
Port Auth. of New York & New Jersey Rev	5.500%	9/15/2008 (3)	5,810	6,012
Port Auth. of New York & New Jersey Rev	5.250%	7/15/2010	11,095	11,659
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	10,000	10,482
Suffolk County NY Water Auth. Rev	6.800%	6/1/2012 (ETM)	10,660	12,320
Triborough Bridge & Tunnel Auth. New York Rev	6.600%	1/1/2010 (ETM)	55,325	62,078
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2012 (ETM)	19,645	21,409
Triborough Bridge & Tunnel Auth. New York Rev	6.000%	1/1/2012 (ETM)	12,000	13,473
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	20,000	22,019

				1,081,855

North Carolina (2.8%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2019	10,000	10,378
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011	25,000	26,760
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012	14,875	16,040
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	25,000	27,021
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	15,000	16,360
North Carolina Eastern Muni. Power Agency Rev	5.300%	1/1/2015	4,000	4,257
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016	3,000	3,191
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017	4,700	4,984
North Carolina GO	5.250%	6/1/2011	10,375	11,415
North Carolina GO	5.000%	3/1/2020	28,000	30,165
North Carolina Muni. Power Agency Rev	5.250%	1/1/2009 (1)	8,500	9,058
North Carolina Muni. Power Agency Rev	5.250%	1/1/2014 (2)	26,585	29,129
North Carolina Muni. Power Agency Rev	5.250%	1/1/2016 (4)	10,000	10,916
North Carolina Muni. Power Agency Rev	5.250%	1/1/2017 (4)	15,290	16,660
North Carolina Muni. Power Agency Rev	5.250%	1/1/2018 (1)	69,720	75,873
North Carolina Muni. Power Agency Rev	5.250%	1/1/2019 (1)	38,600	41,981
North Carolina Muni. Power Agency Rev	5.250%	1/1/2020 (1)	10,000	10,862
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,970	2,202
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	2,380	2,660
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2013	1,500	1,669
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2014	1,240	1,379

				352,960

Ohio (2.4%)
Cincinnati OH GO	5.250%	12/1/2015 (4)	14,710	16,266
Cincinnati OH GO	5.250%	12/1/2016 (4)	9,185	10,156
Cincinnati OH GO	5.250%	12/1/2017 (4)	5,000	5,518
Cincinnati OH GO	5.250%	12/1/2018 (4)	8,150	8,981
Cleveland OH Airport System Rev	5.250%	1/1/2009 (4)	8,535	9,015
Cleveland OH Airport System Rev	5.250%	1/1/2010 (4)	9,010	9,601
Cleveland OH Airport System Rev	5.250%	1/1/2012 (4)	5,000	5,319
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,708
Cleveland OH Water Works Rev	6.000%	1/1/2006 (1)	2,100	2,129
Cleveland OH Water Works Rev	5.250%	1/1/2009 (4)	2,500	2,645
Cleveland OH Water Works Rev	5.250%	1/1/2010 (4)	7,000	7,395
Cleveland OH Water Works Rev	5.375%	1/1/2013 (4)	3,455	3,802
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,511
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,197
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,477
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,561
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,357
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030	20,000	20,774
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2013 (4)	6,605	7,289
Ohio Building Auth. Rev. (Data Center)	5.750%	10/1/2005	3,070	3,086
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	4,836
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/2007 (2)(Prere.)	5,055	5,339
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/2006	4,360	4,512
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,375	5,677
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,485	5,793
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/2007 (2)(Prere.)	3,710	3,933
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/2007	2,500	2,653
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,532
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,311
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,258
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,584
Ohio GO	7.625%	8/1/2010	3,510	4,182
Ohio GO	5.375%	2/1/2012	7,255	7,906
Ohio GO	5.375%	2/1/2013	7,645	8,331
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,837
Ohio GO	5.500%	8/1/2013	2,945	3,324
Ohio GO	5.375%	2/1/2014	5,000	5,449
Ohio GO	5.375%	2/1/2015	3,485	3,786
Ohio GO	5.375%	2/1/2017	5,500	5,975
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/2007	5,000	5,231
Ohio Higher Educ. Capital Fac. Rev	5.250%	11/1/2014	3,710	4,067
Ohio Housing Finance Agency Mortgage Rev	5.025%	3/1/2021	610	611
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/2031	11,895	12,151
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	6,675	6,904
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/2006 (1)(Prere.)	4,435	4,589
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,465
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,503
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	3,002
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,108

				304,636

Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev	6.250%	6/1/2011 (2)	7,600	8,701
Oklahoma Turnpike Auth	5.500%	1/1/2009 (3)	6,000	6,454

				15,155

Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2009	7,715	8,242
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2010	9,955	10,760
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2012	2,955	3,276
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2013	5,580	6,158
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2014	5,825	6,405
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2015	4,395	4,811
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,291
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,559
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,742
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	8,276
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.000%	7/1/2013 (3)	2,520	2,640
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (2)	5,325	5,634
Portland OR Sewer System Rev	6.000%	6/1/2007 (3)	5,600	5,909

				77,703

Pennsylvania (2.5%)
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.100%	1/1/2007	7,955	8,183
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/2009	5,355	5,649
Pennsbury PA School Dist. GO	5.500%	8/15/2014 (3)	6,000	6,014
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2014 (1)	4,000	4,093
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	3,000	3,613
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	3,515	3,639
Pennsylvania GO	5.250%	2/1/2008	15,440	16,266
Pennsylvania GO	6.000%	7/1/2008	8,220	8,890
Pennsylvania GO	5.000%	9/15/2008	7,150	7,561
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	11,172
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,381
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2005 (1)	7,690	7,737
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2006 (1)	4,375	4,483
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,783
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,958
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,289
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/2024	2,910	2,971
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2011 (3)	10,000	10,687
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2012 (3)	6,660	7,117
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2013 (3)	5,000	5,343
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	2,875	3,083
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	2,125	2,276
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	4,095	4,391
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	1,905	2,041
Philadelphia PA Airport Parking Auth	5.250%	9/1/2010 (2)	4,875	5,112
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,135
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,882
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,535
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,871
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	13,151
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,217
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,323
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,350
Philadelphia PA Gas Works Rev	5.500%	7/1/2007 (4)	8,025	8,386
Philadelphia PA Gas Works Rev	5.500%	7/1/2009 (4)	10,820	11,474
Philadelphia PA Gas Works Rev	5.250%	7/1/2010 (4)	10,180	10,723
Philadelphia PA Gas Works Rev	5.250%	7/1/2011 (4)	5,000	5,267
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,995
Philadelphia PA Muni. Auth. Rev	5.250%	5/15/2013 (4)	11,105	12,157
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	5,965	6,511
Philadelphia PA School Dist. GO	6.250%	9/1/2005 (2)(ETM)	5,000	5,016
Philadelphia PA School Dist. GO	6.250%	9/1/2006 (2)	2,000	2,074
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,362
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,206
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,312
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	12,060
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2007 (1)	5,000	5,321
Pittsburgh PA GO	5.200%	9/1/2005 (3)(Prere.)	17,000	17,039
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/2020	4,860	5,260

				317,359

Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (1)	35,430	38,610
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (4)	12,890	14,047
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2020 (1)	38,245	41,547
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	17,800	20,256
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,489
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,687
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,732
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2011 (1)	2,835	3,275
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2013 (1)	7,220	8,572
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2015 (1)	5,590	6,791
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2016 (3)	8,885	9,849
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,723
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	4,000	4,421
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2011 (3)	48,810	39,170
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2012 (3)	34,465	26,451
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2017 (2)	6,390	7,390
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2018 (2)	6,430	7,459

				251,469

Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	20,980
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	9,230
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,583
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,260
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,481
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,515
Rhode Island GO	6.000%	8/1/2005 (1)	3,000	3,001
Rhode Island GO	6.000%	8/1/2006 (1)	3,000	3,097

				54,147

South Carolina (1.2%)
Berkeley County SC Water & Sewer System Rev	5.000%	6/1/2007 (1)	4,140	4,296
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.250%	8/15/2012 (Prere.)	13,000	15,175
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)(ETM)	1,400	1,450
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)	1,800	1,859
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2022 (3)	9,950	4,640
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2023 (3)	8,780	3,891
South Carolina GO	5.000%	7/1/2008	2,750	2,904
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,923
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,397
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030	8,530	9,039
South Carolina Public Service Auth. Rev	5.375%	1/1/2013 (4)	7,300	8,037
South Carolina Public Service Auth. Rev	5.500%	1/1/2013 (4)	5,000	5,607
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	6,245	6,917
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	9,020	9,990
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	8,495	9,409
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2011 (1)	6,925	7,621
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2028 (2)	10,005	10,532
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2033 (2)	30,125	31,542

				153,229

South Dakota (0.0%)
South Dakota Building Auth. Lease Rev	5.250%	12/1/2010 (2)	4,800	5,033

Tennessee (1.1%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/2011	3,465	3,647
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2012	2,660	2,803
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2013	4,495	4,711
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014	2,000	2,101
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/2019	13,000	13,608
Memphis TN Electric System Rev	5.000%	12/1/2009 (1)	60,140	64,347
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	33,000	35,615
Shelby County TN GO	0.000%	12/1/2011	10,000	7,881

				134,713

Texas (9.0%)
Austin TX Combined Util. System Rev	0.000%	11/15/2010 (2)	5,000	4,135
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (2)	16,050	12,672
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (1)	18,100	14,290
Austin TX Combined Util. System Rev	6.000%	11/15/2013 (1)	16,000	18,219
Austin TX Combined Util. System Rev	5.125%	5/15/2014 (4)	28,900	30,175
Austin TX Combined Util. System Rev	0.000%	5/15/2018 (3)	25,215	14,376
Austin TX Combined Util. System Rev	0.000%	5/15/2019 (3)	28,160	15,262
Austin TX Independent School Dist. GO	5.750%	8/1/2006 (Prere.)	3,470	3,574
Austin TX Independent School Dist. GO	5.750%	8/1/2012	1,530	1,573
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	58,000	60,451
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,402
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	3,024
Dallas TX Independent School Dist. GO	5.300%	8/15/2005 (Prere.)	3,780	3,785
Dallas TX Independent School Dist. GO	5.400%	8/15/2005 (Prere.)	7,890	7,900
Dallas TX Independent School Dist. GO	5.500%	8/15/2005 (Prere.)	18,300	18,324
Dallas TX Independent School Dist. GO	5.300%	8/15/2008	1,220	1,222
Harris County TX Sports Auth. Rev	0.000%	11/15/2023 (1)	7,000	2,924
Harris County TX Sports Auth. Rev	0.000%	11/15/2025 (1)	11,000	4,118
Harris County TX Sports Auth. Rev	0.000%	11/15/2027 (1)	11,000	3,706
Harris County TX Sports Auth. Rev	0.000%	11/15/2031 (1)	7,570	2,045
Harris County TX Toll Road Rev	5.375%	8/15/2012 (4)	10,000	11,111
Houston TX Airport System Rev	5.750%	7/1/2011 (4)	6,560	7,105
Houston TX Airport System Rev	6.000%	7/1/2011 (3)	4,200	4,514
Houston TX Airport System Rev	5.875%	7/1/2012 (4)	7,015	7,638
Houston TX Airport System Rev	6.000%	7/1/2012 (3)	4,460	4,793
Houston TX Airport System Rev	5.875%	7/1/2014 (4)	5,000	5,444
Houston TX GO	7.000%	3/1/2006 (Prere.)	4,125	4,229
Houston TX GO	7.000%	3/1/2008	44,280	47,234
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	5,158
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,693
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,351
Houston TX GO	5.250%	3/1/2011	1,185	1,261
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,149
Houston TX GO	5.000%	3/1/2012 (1)	4,735	5,121
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,220
Houston TX GO	5.750%	3/1/2013 (4)	375	414
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.440%	8/26/2005	9,500	9,500
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	10,037
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,949
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,886
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,538
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	15,424
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,773
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,735
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	6,179
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	8,082
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,524
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,503
Houston TX Independent School Dist. GO	5.000%	2/15/2030 (4)	12,950	13,573
Houston TX Util. System Rev	5.125%	5/15/2028 (1)	15,950	16,968
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,128
Houston TX Water & Sewer System Rev	5.750%	12/1/2012 (2)(Prere.)	8,000	9,121
Houston TX Water & Sewer System Rev	5.500%	12/1/2014 (4)	22,500	24,830
Houston TX Water & Sewer System Rev	5.500%	12/1/2015 (4)	7,250	8,011
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2011 (4)	14,200	15,503
Lower Colorado River Auth. Texas Rev	5.000%	1/1/2012 (4)(ETM)	2,520	2,733
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012 (1)	3,975	4,341
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013 (1)	3,000	3,265
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014 (1)	4,475	4,883
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014 (4)	5,000	5,481
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	24,000	26,380
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2016 (1)	2,000	2,178
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017 (1)	3,000	3,266
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019 (1)	3,000	3,263
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020 (1)	2,000	2,159
North Texas Health Fac. Dev.	5.750%	2/15/2010 (1)	4,115	4,427
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006 (ETM)	180	182
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006 (ETM)	825	836
San Antonio TX Electric & Gas Rev	5.800%	2/1/2006	3,275	3,322
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	7,635	7,976
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	725	758
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	610	637
San Antonio TX Electric & Gas Rev	5.600%	2/1/2007 (Prere.)	745	782
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,985	3,221
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,110	2,277
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	5,910	6,377
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	6,140	6,397
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	20,440	22,599
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	12,100	13,378
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	9,200	10,172
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	10,205	11,283
San Antonio TX Electric & Gas Rev	5.500%	2/1/2011	12,225	13,456
San Antonio TX Electric & Gas Rev	5.000%	2/1/2012 (4)	5,000	5,404
San Antonio TX Electric & Gas Rev	5.250%	2/1/2012	5,515	5,909
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	8,140	8,940
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,983
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	5,445	5,980
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	6,490	7,128
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	3,890	4,168
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	5,000	5,506
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013	10,000	11,092
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015	7,250	8,127
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016	16,825	18,441
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017	7,580	8,299
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	9,227
Tarrant County TX Health Resources	5.750%	2/15/2013 (1)	7,670	8,251
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,386
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,969
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,955
Texas GO Public Finance Auth	5.500%	10/1/2009	7,000	7,607
Texas GO Public Finance Auth	5.500%	10/1/2012	13,455	14,899
Texas GO Public Finance Auth	5.500%	10/1/2013	19,175	21,206
Texas GO Public Finance Auth	5.375%	10/1/2014	21,310	23,570
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	705	588
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)	11,135	9,294
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)(ETM)	360	274
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)	4,815	3,660
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	125	91
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	11,375	8,213
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	125	87
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	5,540	3,805
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	110	72
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	13,140	8,580
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	22,795	14,145
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	110	69
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	415	248
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	31,295	18,492
Texas TRAN	3.000%	8/31/2005	50,000	50,017
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	53,195	55,900
Tomball TX Hosp. Auth. Rev	5.750%	7/1/2014	8,500	8,825
Tomball TX Hosp. Auth. Rev	6.000%	7/1/2019	3,600	3,743
Univ. of Houston TX Rev	5.250%	2/15/2009 (4)	3,080	3,287
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011 (Prere.)	8,290	9,156
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2014	7,590	8,459

				1,136,957

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)	36,060	38,393
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)(ETM)	5,180	5,568
Intermountain Power Agency Utah Power Supply Rev. CP	2.440%	8/2/2005 (2)	6,000	6,000
Utah GO	5.000%	7/1/2012	5,000	5,464
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2010 (4)	7,000	5,913

				61,388

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	5,865	6,640

Virginia (0.4%)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,093
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,084
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	622
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	655
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	8,278
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,268
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,556
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,251
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2010 (Prere.)	4,310	4,808
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2011	4,085	4,531
Virginia Public School Auth. Rev	5.000%	8/1/2008	7,675	8,103
Virginia Public School Auth. Rev	5.250%	8/1/2008	5,585	5,936

				44,185

Washington (0.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	6,467
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,962
Port of Seattle WA Rev	6.000%	2/1/2015 (1)	2,370	2,703
Snohomish County WA Mukilteo School Dist	6.500%	12/1/2011	5,825	6,704
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2008 (2)	3,500	3,758
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2009 (2)	3,000	3,293
Washington GO	6.250%	2/1/2011	6,680	7,324
Washington GO	5.500%	7/1/2011	6,755	7,372
Washington GO	5.700%	10/1/2015 (4)	10,000	11,306
Washington GO	5.000%	1/1/2028 (4)	19,295	20,378
Washington Health Care Fac. Auth. (Sisters of Providence)	6.000%	10/1/2005 (2)	4,830	4,857

				80,124

West Virginia (0.2%)
West Virginia Building Comm. Rev	5.250%	7/1/2008 (1)	2,150	2,275
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,837
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,508
West Virginia School Building Auth. Rev	5.300%	7/1/2009 (2)	8,000	8,481

				27,101

Wisconsin (1.4%)
Wisconsin GO	5.200%	5/1/2006 (Prere.)	4,150	4,229
Wisconsin GO	5.000%	5/1/2010	14,420	15,457
Wisconsin GO	5.000%	5/1/2011	15,180	16,373
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,430
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	20,170
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	22,411
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	22,764
Wisconsin GO	5.250%	5/1/2012	15,975	17,552
Wisconsin GO	5.250%	5/1/2013	16,810	18,588
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,867
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	17,044
Wisconsin GO	5.500%	11/1/2016 (4)	5,000	5,733

				173,618

TOTAL MUNICIPAL BONDS
(Cost $11,431,623)				11,835,220

TEMPORARY CASH INVESTMENT (6.2%)			Shares

Vanguard Municipal Cash Management Fund, 2.322%††
(Cost $783,711)			783,710,587	783,711

TOTAL INVESTMENTS (100.2%)
(Cost $12,215,334)				12,618,931

OTHER ASSETS AND LIABILITIES--NET (-0.2%)				(27,110)

NET ASSETS (100%)				$12,591,821

*Securities with a value of $24,155,000 have been segregated as initial margin for open futures contracts.
**Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.
†Non-income-producing security — interest payments in default.
††Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)   MBIA (Municipal Bond Insurance Association).
2)   AMBAC (Ambac Assurance Corporation).
(3)   FGIC (Financial Guaranty Insurance Company).
(4)   FSA (Financial Security Assurance).
(5)   BIGI (Bond Investors Guaranty Insurance).
(6)   Connie Lee Inc.
(7)   FHA (Federal Housing Authority).
(8)   CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10)   XL Capital Assurance Inc.
(11)   CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $12,274,859,000. Net unrealized appreciation of investment securities for tax purposes was $344,072,000, consisting of unrealized gains of $400,236,000 on securities that had risen in value since their purchase and $56,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		000
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(2,000)	$221,969	$865

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (93.4%)

Arizona (1.2%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2017	$9,610	$10,624
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	5,000	5,318
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,297
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	5,063

				25,302

California (11.9%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	5,000	1,485
Anaheim CA Public Finance Auth. Lease Rev	6.000%	9/1/2014 (4)	2,500	2,923
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	1,075	1,082
California GO	6.250%	9/1/2012	5,000	5,659
California GO	5.250%	11/1/2021	2,000	2,162
California GO	5.125%	11/1/2023	3,000	3,190
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027 †	7,000	7,238
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2034	5,000	5,503
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,778
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,929
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	5,000	5,718
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	6,000	6,695
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2015	2,500	2,859
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2016 (2)	10,000	11,145
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2018 (2)	5,000	5,497
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,545
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,429
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)†	20,000	20,909
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015 (2)	4,670	5,103
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	3,220	3,435
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	4,345	4,635
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2011	1,780	1,890
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	2,405	2,553
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,431
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,736
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,256
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	23,637
San Francisco CA City & County International Airport Rev	5.500%	5/1/2017 (1)	6,570	7,086
San Francisco CA City & County International Airport Rev	5.500%	5/1/2018 (1)	6,945	7,490
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	5,830
Univ. of California Rev	5.000%	5/15/2033 (2)	5,000	5,233

				239,061

Colorado (3.5%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	22,000	22,535
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,000	6,710
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,844
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	10,000	7,175
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2016 (1)	10,185	6,271
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	5,000	2,660
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2020 (1)	15,165	7,658
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	9,700	3,763
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	10,000	2,969

				70,585

Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.950%	9/1/2028	3,700	3,975
Connecticut GO	5.000%	12/1/2017 (1)	6,035	6,560

				10,535

District of Columbia (0.2%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,504

Florida (1.3%)
Orange County FL School Board COP	5.375%	8/1/2007 (1)	2,365	2,491
Orange County FL School Board COP	5.375%	8/1/2017 (1)	2,635	2,765
Sunrise FL Util. System Rev	5.500%	10/1/2018 (2)	12,000	13,713
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	6,000	6,429

				25,398

Georgia (4.8%)
Atlanta GA Airport Fac. Rev	6.250%	1/1/2013 (3)	8,000	8,858
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,591
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	8,307
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2034 (4)	9,500	9,988
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2022 (3)	10,000	11,624
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2025 (4)	8,350	10,142
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	11,500	12,779
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,450
Georgia Muni. Electric Power Auth. Rev	6.375%	1/1/2016 (1)	5,000	6,049
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2018	12,170	14,500

				96,288

Hawaii (2.3%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	5,000	5,471
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	5,000	5,471
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.750%	12/1/2018 (2)	12,470	13,565
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,614
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,210
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	12,980	14,335

				45,666

Illinois (6.0%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,456
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,572
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,396
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	22,994
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2036 (3)	6,400	6,941
Chicago IL Neighborhoods Alive GO	5.750%	1/1/2040 (3)	16,690	18,411
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,811
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/2011 (2)(Prere.)	8,750	9,730
Chicago IL Water Rev. VRDO	2.300%	8/8/2005 LOC	8,040	8,040
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	5,065
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (1)	6,000	6,705
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2014 (1)	16,100	10,915
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2012 (1)	5,795	4,487
Will County IL Community School Dist	0.000%	11/1/2013 (4)	10,000	7,152

				120,675

Indiana (0.9%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	16,875	18,850

Kansas (0.3%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev	5.000%	9/1/2032 (4)	5,000	5,269

Kentucky (1.4%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,405	7,152
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	8,893
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,357
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	5,000	5,494

				27,896

Louisiana (2.0%)
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	11,026
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,794
Louisiana Gasoline and Fuel Tax Rev	5.375%	6/1/2018 (2)	5,000	5,492
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2024 (3)	6,880	7,328
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2025 (3)	5,000	5,317
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,609

				39,566

Maryland (1.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	7,010
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	15,486
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2030	7,500	8,393

				30,889

Massachusetts (5.9%)
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2021	15,000	18,922
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,924
Massachusetts GO	5.500%	11/1/2017 (4)	13,250	15,257
Massachusetts GO	5.250%	8/1/2022	5,000	5,660
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,552
Massachusetts Port Auth. Rev	5.000%	7/1/2008 (Prere.)	3,500	3,724
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	7,295	8,062
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027 (3)	7,190	8,479
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019 *	32,000	38,616

				119,196

Michigan (3.9%)
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,541
Detroit MI Sewer System Rev	5.500%	7/1/2029 (3)	18,000	21,147
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	10,000	10,647
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,600
Michigan Building Auth. Rev	5.500%	10/15/2016	5,500	6,070
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,456
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	9,013
Univ. of Michigan Hosp. Rev. VRDO	2.250%	8/8/2005	8,270	8,270

				78,744

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016(4)	4,195	4,555

Nebraska (1.7%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,724
Omaha NE GO	5.250%	4/1/2025	7,500	8,601
Omaha NE GO	5.250%	4/1/2026	7,580	8,706
Omaha NE GO	5.250%	4/1/2027	10,730	12,342

				35,373

Nevada (0.4%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	2,000	2,143
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2016 (4)	5,000	5,494

				7,637

New Hampshire (1.8%)
Manchester NH General Airport Rev	5.625%	1/1/2010 (4)(Prere.)	23,000	25,262
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	10,000	10,639

				35,901

New Jersey (4.4%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,573
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,822
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	9,000	10,644
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (4)	10,000	11,472
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	14,683
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	12,500	14,528
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	5,000	5,683
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,795	6,957
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.2,060	2,266

				88,628

New Mexico (1.2%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	10,000	10,941
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,367
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services	5.500%	8/1/2030	10,000	10,540

				24,848

New York (10.5%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,697
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,381
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	6,129
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,791
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2014	7,350	8,081
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	5,126
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,451
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2014 (2)	10,000	11,375
New York City NY GO	5.250%	8/1/2012	8,535	9,310
New York City NY GO	5.750%	8/1/2015 (2)	12,000	13,522
New York City NY GO	5.000%	8/1/2026	5,000	5,245
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (Prere.)	3,500	3,719
New York City NY Transitional Finance Auth. Rev	6.250%	5/15/2010 (Prere.)	265	303
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2021 (3)	12,550	14,654
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,770
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,861
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	10,340	11,838
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	40,387
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	8,188
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	10,000	11,009
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	12,394
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,750	9,045

				212,276

North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev	7.500%	1/1/2010	4,935	5,783
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	4,625	5,805
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,220	1,364
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2016	1,780	1,971

				14,923

Ohio (1.6%)
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,255
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,446
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,505
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,673
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,460
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2020	5,355	6,227

				32,566

Oregon (1.2%)
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (3)	3,865	4,199
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2016 (3)	4,305	4,691
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,666

				24,556

Pennsylvania (2.1%)
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	20,000	23,184
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	4,023
Pittsburgh PA Water & Sewer Auth. Rev	6.500%	9/1/2013 (3)	10,000	11,716
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	2,335	2,507
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)VRDO	2.370%	8/8/2005	700	700

				42,130

Puerto Rico (1.1%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (4)	2,000	2,143
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (1)	2,000	2,143
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2034 (2)	15,305	3,989
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,060	12,081
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,178

				21,534

South Carolina (2.1%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2012 (Prere.)	7,750	9,106
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)(ETM)	2,035	2,468
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)	12,210	14,671
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010(Prere.)	5,000	5,998
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030	10,000	10,597

				42,840

Tennessee (0.1%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.320%	8/1/2005	1,300	1,300

Texas (11.5%)
Austin TX Combined Util. System Rev	0.000%	5/15/2017 (3)	4,900	2,936
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	6,055
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Project)PUT	5.200%	5/15/2008	10,000	10,423
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	3,798
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	3,032
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,551
Houston TX GO	5.750%	3/1/2014 (4)	260	287
Houston TX GO	5.750%	3/1/2015 (4)	265	292
Houston TX GO	5.750%	3/1/2016 (4)	395	436
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	9,102
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	10,879
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	20,500	15,403
Lewisville TX Independent School Dist	0.000%	8/15/2016	5,630	3,500
Lewisville TX Independent School Dist	0.000%	8/15/2017	6,940	4,109
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2011 (4)	12,605	13,873
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,500	30,227
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	3,994
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	11,435	12,643
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,983
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	22,209
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	940	683
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	38,730	27,965
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,405	10,712
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	221
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	800	478
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	39,170	23,145

				231,936

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2019 (1)	3,000	3,199

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev	6.500%	10/1/2024	5,000	5,649

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,851

Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,407
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	6,820
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	5,542
Port of Seattle WA Rev	5.625%	2/1/2030 (1)	7,735	8,417
Washington GO	6.750%	2/1/2015	3,450	4,125
Washington GO	5.625%	7/1/2025	7,030	7,640

				35,951

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	11,177

Wisconsin (1.7%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	23,602
Wisconsin GO	5.750%	5/1/2011(Prere.)	10,000	11,206

				34,808

TOTAL MUNICIPAL BONDS
(Cost $1,731,678)				1,881,062

TEMPORARY CASH INVESTMENT (7.0%)			Shares

Vanguard Municipal Cash Management Fund, 2.322%**
(Cost $140,356)			140,355,691	140,356

TOTAL INVESTMENTS (100.4%)
(Cost $1,872,034)				2,021,418

OTHER ASSETS AND LIABILITIES--NET (-0.4%)				(7,067)

NET ASSETS (100%)				$2,014,351

*Securities with a value of $4,827,000 have been segregated as initial margin for open futures contracts.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority). (8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $1,891,130,000. Net unrealized appreciation of investment securities for tax purposes was $130,288,000, consisting of unrealized gains of $131,449,000 on securities that had risen in value since their purchase and $1,161,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,800)	$199,772	$1,478

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (100.7%)

Alabama (0.8%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2026 (1)	$5,000	$5,270
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,334
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/2029	9,500	10,327
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,445

				36,376

Alaska (0.1%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	2.320%	8/1/2005	5,000	5,000

Arizona (1.6%)
Maricopa County AZ Pollution Control Corp. PCR (El Paso Electric Co.) PUT	6.375%	8/1/2005	31,000	31,000
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	15,995
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	31,514

				78,509

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	3,450	4,097

California (14.3%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,510
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	932
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,876
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,619
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	9,219
California GO	5.125%	2/1/2025	13,975	14,830
California GO	5.500%	2/1/2025	25,000	28,754
California Housing Finance Agency Single Family Mortgage Rev. VRDO	2.400%	8/8/2005	25,000	25,000
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	33,409
California PCR Financing Auth. Rev. (Pacific Gas & Electric Co.) PUT	3.500%	6/1/2007 (3)	25,000	25,085
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	17,155	17,850
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/2025	3,000	3,088
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/2027	6,185	6,096
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007 †	7,000	7,147
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	7,675	8,115
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,274
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2023	2,870	3,023
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/2006	8,445	8,598
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2019	7,000	7,712
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	25,000	27,904
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	11,016
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	33,433
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,570
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,898
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/2008	5,000	5,220
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,220
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,943
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	37,785	39,032
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/2006	20,390	20,564
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	13,500	13,672
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	15,000	15,198
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,742
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,171
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,720	2,724
Clipper Tax-exempt TOB VRDO	2.480%	8/8/2005 †	34,065	34,065
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	25,000	22,016
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2038 (2)	20,885	22,727
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2038	7,000	7,913
Lincoln CA Special Tax Communities Fac. Dist	5.450%	9/1/2017	1,000	1,050
Lincoln CA Special Tax Communities Fac. Dist	5.750%	9/1/2020	1,000	1,063
Lincoln CA Special Tax Communities Fac. Dist	5.900%	9/1/2024	1,000	1,062
Lincoln CA Special Tax Communities Fac. Dist	5.950%	9/1/2028	4,000	4,282
Lincoln CA Special Tax Communities Fac. Dist	6.000%	9/1/2034	3,000	3,148
Rocklin CA Special Tax Communities Fac. Dist	5.000%	9/1/2035	7,335	7,091
Roseville CA North Central Roseville Community Fac. Dist	5.400%	9/1/2008	1,860	1,941
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,600
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	33,256
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,751
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,842
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,781
San Francisco CA City & County Redev. Agency Community Fac. Dist. (Mission Bay South)	5.150%	8/1/2035	1,500	1,502
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2009 (1)	3,000	2,679
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	12,900	5,154
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2026 (1)	28,135	10,681
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2030	3,000	3,189

				683,237

Colorado (2.9%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011	7,775	8,531
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2012	8,200	8,959
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2013	3,000	3,260
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2015	5,130	5,527
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2017	5,215	5,582
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2024	10,000	10,444
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,000	12,603
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2009 (1)	16,195	14,012
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)	7,185	5,958
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2012 (1)	26,795	20,198
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	5,000	3,587
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2014 (1)	8,000	5,450
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,000	3,240
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2018 (1)	5,000	2,787
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2023 (1)	7,500	3,225
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	10,000	3,879
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	50,200	14,902
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.000%	6/15/2025 (4)	10,000	8,367

				140,511

Connecticut (1.9%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	33,250	36,114
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	7,966
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,546
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,546
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,023
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	7,915
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,578
Connecticut GO	5.375%	11/15/2021	5,000	5,494
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.250%	11/1/2008 (4)(Prere.)	5,880	6,332

				91,514

District of Columbia (1.0%)
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2009 (3)	6,795	7,148
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (3)	7,270	7,648
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2013 (1)	2,500	2,715
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2016 (1)	2,775	3,027
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2017 (1)	2,000	2,178
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2018 (1)	2,000	2,172
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2027 (1)	24,000	25,763

				50,651

Florida (2.9%)
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	18,500	19,542
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,097
Florida Board of Educ. Public Educ	5.000%	6/1/2019 (3)	20,230	22,013
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2011	1,475	1,558
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2014	1,000	1,046
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,750	1,875
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,198
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.375%	7/1/2020	1,100	1,098
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.700%	7/1/2026	1,000	1,006
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.330%	8/1/2005 LOC	2,000	2,000
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/2010	855	860
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,029
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017 (ETM)	2,200	2,677
Palm Beach County FL Airport System Rev	5.750%	10/1/2012 (1)	9,560	10,813
Palm Beach County FL Airport System Rev	5.750%	10/1/2014 (1)	8,500	9,773
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	18,000	19,286
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2015 (3)	1,180	1,325
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2016 (3)	1,720	1,935
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2023 (3)	24,820	29,065

				140,196

Georgia (1.6%)
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.330%	8/1/2005 (2)	400	400
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,844
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,561
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	2,044
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)	95	115
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)	4,060	4,916
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)(ETM)	845	1,030
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	27,300	28,762
Richmond County GA Dev. Auth. Environmental Improvement Rev	5.750%	11/1/2027	3,000	3,124
Winder-Barrow County GA JT Dev. Auth. Solid Waste Disposal Rev. (Republic Services, Inc.) VRDO	2.700%	8/8/2005	23,800	23,800

				75,596

Hawaii (1.1%)
Hawaii GO	5.000%	7/1/2019 (2)	14,055	15,161
Hawaii GO	5.000%	7/1/2020 (2)	14,850	15,968
Hawaii Harbor Capital Improvement Rev	5.500%	7/1/2027 (1)	18,500	19,228
Honolulu HI City & County GO	0.000%	7/1/2017 (3)	6,000	3,563
Honolulu HI City & County GO	0.000%	7/1/2018 (3)	2,000	1,130

				55,050

Illinois (3.6%)
Chicago IL GO	0.000%	1/1/2026 (1)	10,550	8,800
Chicago IL GO	0.000%	1/1/2027 (1)	10,075	8,390
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.800%	5/1/2007 **	17,570	8,500
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	7,710	8,893
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	13,018
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/2011 (2)(Prere.)	20,000	22,240
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,318
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	9,000	9,692
Illinois Finance Auth. Rev. (Friendship Village Schaumburg)	5.625%	2/15/2037	3,000	3,034
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/2035	4,000	4,012
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011 (2)	3,105	3,262
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,646
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	2.320%	8/1/2005 LOC	12,000	12,000
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	2.330%	8/1/2005 (1)	7,100	7,100
Illinois Sales Tax Rev	5.500%	6/15/2016 (3)	3,000	3,419
Illinois Sales Tax Rev	5.750%	6/15/2019 (3)	5,000	5,887
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2029 (1)	30,000	9,516
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2033 (1)	26,195	6,743
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2035 (1)	37,000	8,655
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2036 (1)	20,000	4,561
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2036 (1)	45,695	10,158
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2037 (1)	10,100	2,189

				173,033

Indiana (1.9%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	26,305
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	15,660	17,493
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	21,973
Indianapolis IN Local Public Improvement Rev	6.750%	2/1/2014	21,500	25,308

				91,079

Kansas (0.7%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,857
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,991

				31,848

Kentucky (1.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,420
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,104
Kentucky Property & Building Comm. Rev	5.250%	10/1/2015 (4)	5,300	5,915
Kentucky Property & Building Comm. Rev	5.250%	10/1/2016 (4)	7,000	7,883
Kentucky Property & Building Comm. Rev	5.250%	10/1/2017 (4)	2,000	2,255
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,551
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,915

				50,043

Louisiana (0.6%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,063
Louisiana GO	5.000%	10/15/2011 (2)	20,015	21,732

				26,795

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.200%	9/1/2019	9,250	9,874

Maryland (2.5%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/2031	25,000	26,736
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	32,055	36,839
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,227
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,301
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,356
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2030	15,000	16,785
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	7,115
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	16,000
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/2020	420	424
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	2,054

				121,837

Massachusetts (4.8%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,206
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	2.300%	8/8/2005 (10)	7,500	7,500
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	2.140%	8/8/2005	5,757	5,757
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	28,495
Massachusetts GO	5.250%	8/1/2023	30,000	33,992
Massachusetts GO	5.500%	12/1/2023 (2)	18,780	22,038
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,348
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	6,900	7,578
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,564
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	0.000%	11/1/2012 **	5,098	13
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2015 (1)	7,535	8,197
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	15,000	17,091
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	43,700	52,735

				227,514

Michigan (0.4%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012 (Prere.)	11,000	12,750
Michigan GO PUT	3.150%	2/1/2006	4,000	3,988

				16,738

Minnesota (1.5%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,136
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2024 (2)	7,000	7,341
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/2023	7,000	7,651
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/2032	39,000	41,675
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,392
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,768

				73,963

Missouri (1.0%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,324
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/2027 (1)	10,000	11,630
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/2028 (1)	10,000	11,634
St. Louis MO Airport Rev. Lambert-St. Louis Airport	5.500%	7/1/2029 (1)	6,000	6,990
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,457

				49,035

Nebraska (1.1%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/2031 (2)	5,500	5,758
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2016	21,345	23,218
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2017	22,370	24,333

				53,309

Nevada (0.9%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,241
Las Vegas NV Convention & Visitors Auth. TOB VRDO	2.370%	8/8/2005 (2)†	14,800	14,800
Washoe County NV Water Fac. (Sierra Pacific Power Co.) PUT	5.000%	7/1/2009	15,000	15,279

				42,320

New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	15,000	14,767

New Jersey (11.7%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,567
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,662
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2019	2,000	2,008
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.000%	1/1/2029	7,500	7,502
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	2,000	1,984
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	10,000	10,026
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,434
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,816
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,679
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	36,360
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	828
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	721
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,250
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	20,563
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,347
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	29,039
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021 (3)	15,000	17,100
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	35,000	41,377
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	20,000	23,654
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	13,609
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 ETM	15,000	17,220
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,547
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	29,382
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	20,000	22,635
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	16,000	18,108
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	79,000	91,992
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	10,990	12,490
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023 (3)	10,000	11,963
New Jersey Turnpike Auth. Rev	5.000%	1/1/2022 (4)	16,630	17,776
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	32,495	21,107

				558,746

New Mexico (1.4%)
Farmington NM PCR (El Paso Electric Co. Project) PUT	6.375%	8/1/2005	5,000	5,001
Farmington NM PCR (Public Service - San Juan Project) PUT	2.100%	4/1/2006	17,000	16,843
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	11,000	12,347
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2030	27,550	29,037
Univ. of New Mexico Univ. Rev. GO	5.000%	7/1/2032 (4)	3,500	3,650

				66,878

New York (9.9%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,712
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,272
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,134
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2012 (4)	10,000	7,769
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2015 (4)	10,000	6,760
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,755
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	12,585	13,569
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	17,345
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,621
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,762
New York City NY GO	5.000%	8/1/2019 ††	23,355	24,810
New York City NY GO	5.000%	3/1/2021	29,500	31,107
New York City NY GO	5.000%	3/1/2022	30,975	32,613
New York City NY GO	5.000%	3/1/2023	32,525	34,167
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.220%	8/1/2005 (3)	15,950	15,950
New York City NY Transitional Finance Auth. Rev. VRDO	2.280%	8/1/2005	3,200	3,200
New York State Dormitory Auth. Rev	5.500%	3/15/2019 (2)	10,000	11,564
New York State Dormitory Auth. Rev	5.500%	3/15/2020 (2)	10,360	12,030
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	4,740	5,265
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2019 (3)	21,610	25,044
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	16,700
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	8,760	9,223
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/2011 (1)	7,890	8,297
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/2012 (1)	9,550	10,044
New York State Thruway Auth. Rev. TOB VRDO	2.360%	8/8/2005 (2)†	8,145	8,145
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	14,600	17,046
Niagara County NY IDA Solid Waste Disposal Rev	5.625%	11/15/2014	3,000	3,264
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,337
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2017 (ETM)	10,000	11,421
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	15,000	16,494
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2020 (1)	10,000	11,666
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center)	7.250%	1/1/2010	10,280	11,276
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	11,500	11,555
Westchester County NY Health Care Corp. Rev	6.000%	11/1/2030	20,000	20,016

				474,933

North Carolina (3.0%)
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center)	5.750%	10/1/2016 (2)	12,500	13,117
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2039	35,000	36,813
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	2.360%	8/1/2005 LOC	5,000	5,000
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	18,866
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	6,000	6,544
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2015	8,000	8,615
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2016	3,000	3,215
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2017	2,000	2,137
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	6,665	8,366
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	6.875%	10/1/2021	4,000	4,297
North Carolina Medical Care Comm. Health Care Fac. (The Presbyterian Homes, Inc.)	7.000%	10/1/2031	15,000	16,055
North Carolina Medical Care Comm. Retirement Fac. First Mortgage Rev. (United Methodist Retirement Home)	7.250%	10/1/2032	13,000	14,144
North Carolina Muni. Power Agency Rev	5.500%	1/1/2015 (1)	3,500	3,947

				141,116

Northern Mariana Islands (0.2%)
Northern Mariana Islands GO	7.375%	6/1/2030 *	10,500	11,367

Ohio (1.6%)
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.375%	12/1/2005 (9)(ETM)	2,400	2,421
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.200%	12/1/2006 (9)(ETM)	5,000	5,154
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007 (9)(ETM)	3,300	3,496
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,917
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	4,158
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,312
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,731
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	12,236
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/2018	2,500	2,597
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	15,183
Univ. of Cincinnati OH General Receipts VRDO	2.330%	8/8/2005 (2)	1,000	1,000

				74,205

Oklahoma (0.5%)
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	25,000	24,108

Oregon (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/2021	5,000	5,288
Klamath Falls OR Electric Rev	5.500%	1/1/2007	5,800	5,875
Klamath Falls OR Electric Rev	5.750%	1/1/2013	20,000	20,487
Portland OR Sewer System Rev	5.500%	6/1/2006 (1)(Prere.)	5,000	5,116
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,559
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,743
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,111

				43,179

Pennsylvania (3.9%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,528
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	2.270%	8/1/2005	4,700	4,700
Allegheny County PA Port Auth. Rev	5.100%	7/1/2014	1,000	1,035
Allegheny County PA Port Auth. Rev	5.600%	7/1/2023	3,000	3,124
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/2009	1,005	1,026
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/2019	1,000	1,029
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.100%	1/1/2006	5,500	5,553
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	31,134
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.330%	8/1/2005	3,000	3,000
Lebanon County PA Health Fac. Auth. (Pleasent View Retirement)	5.125%	12/15/2020	1,000	1,004
Lebanon County PA Health Fac. Auth. (Pleasent View Retirement)	5.300%	12/15/2026	500	503
Pennsylvania Convention Center Auth. Rev	6.600%	9/1/2009 (4)	2,500	2,558
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2014 (4)	3,500	3,582
Pennsylvania Convention Center Auth. Rev	6.750%	9/1/2019 (4)	3,695	3,836
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.050%	12/1/2010	2,500	2,554
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014 (2)	6,000	6,445
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015 (2)	3,500	3,755
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.125%	12/1/2015	14,000	14,302
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018 (2)	7,500	7,632
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project) GO	6.750%	12/1/2036	15,000	16,125
Pennsylvania GO	5.375%	7/1/2018 (4)	14,800	16,886
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2014 (2)	10,000	10,915
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	10,000	10,915
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	21,500	25,394
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.390%	8/8/2005 (2)	700	700

				184,235

Puerto Rico (2.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,448
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	33,000	35,808
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	37,328

				93,584

South Carolina (1.4%)
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	24,580
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	23,628
South Carolina Public Service Auth. Rev	5.000%	1/1/2022 (1)††	17,000	18,151

				66,359

Tennessee (2.6%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.330%	8/1/2005 (2)	15,300	15,300
Memphis TN Electric System Rev	5.000%	12/1/2016 (1)	40,000	43,134
Memphis-Shelby County TN Airport Auth. Rev	5.050%	9/1/2012	5,100	5,408
Memphis-Shelby County TN Airport Auth. Rev	6.000%	3/1/2024 (2)	7,450	8,158
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.200%	5/15/2023	17,000	18,083
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	12,098
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	10,283
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,497
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,762
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/2008	1,900	1,929

				123,652

Texas (7.2%)
Austin TX Airport System Rev	6.450%	11/15/2020 (1)	17,040	17,541
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	10,970	11,145
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	24,770	25,165
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,554
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	36,688
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.000%	10/1/2006	28,500	28,120
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	6,928
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.330%	8/1/2005	9,600	9,600
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	2.330%	8/1/2005 (1)	9,160	9,160
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)	7,835	8,625
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)(ETM)	4,070	4,374
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2014 (1)	13,985	15,478
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,128
Houston TX Water & Sewer System Rev	0.000%	12/1/2011 (2)	24,810	19,556
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	26,000	19,536
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	11,000	12,549
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/2027	7,500	7,869
Port Corpus Christi TX Auth. Rev. Solid Waste Disposal (Flint Hills Resources LP Project) VRDO	2.650%	8/8/2005 †	5,000	5,000
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	11,000	11,779
San Antonio TX Electric & Gas Rev	5.000%	2/1/2017 (ETM)	2,560	2,781
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,704
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,455
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	6,064
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,736
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,435
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,528
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	280	176
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	13,720	8,514
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,727
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,271
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	5,741
Texas Water Dev. Board GO	5.750%	8/1/2031	21,395	23,861

				343,788

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev	5.700%	7/1/2017 (1)	10,000	10,433
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2021	12,500	12,789

				23,222

Virgin Islands (1.2%)
Virgin Islands Public Finance Auth. Rev	5.500%	10/1/2007	6,530	6,835
Virgin Islands Public Finance Auth. Rev	6.000%	10/1/2008	4,915	5,301
Virgin Islands Public Finance Auth. Rev	5.200%	10/1/2009	3,065	3,232
Virgin Islands Public Finance Auth. Rev	5.750%	10/1/2013	11,000	11,637
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	19,991
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	11,321

				58,317

Virginia (1.7%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,745	5,784
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	481
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	15,289	14,679
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	8,011
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008 (Prere.)	2,985	3,163
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	529
Norfolk VA Redev. Housing Auth. GO	6.000%	1/1/2025	500	515
Norfolk VA Redev. Housing Auth. GO	6.125%	1/1/2035	1,100	1,125
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2007	4,600	4,714
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2009	6,000	6,261
Pocahontas Parkway Assoc. Virginia Route 895 Connector Toll Road Rev	5.500%	8/15/2028	24,000	24,977
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2032	9,000	9,627

				79,866

Washington (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	16,225
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	9,014
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	14,815
Washington (Motor Vehicle Fuel Tax) GO	5.750%	7/1/2006 (3)(Prere.)	6,790	6,977
Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care) VRDO	2.370%	8/8/2005 LOC	4,250	4,250

				51,281

West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	20,000	20,460
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	10,302

				30,762

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,716

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/2007	18,900	18,550

TOTAL MUNICIPAL BONDS
(Cost $4,579,769)				4,814,756

OTHER ASSETS AND LIABILITIES--NET (-0.7%)				(32,498)

NET ASSETS (100%)				$4,782,258

*Securities with a value of $9,743,000 have been segregated as initial margin for open futures futures contracts.
**Non-income-producing security — interest payments in default.
†Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $69,157,000, representing 1.4% of net assets.
††Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $4,610,012,000. Net unrealized appreciation of investment securities for tax purposes was $204,744,000, consisting of unrealized gains of $227,989,000 on securities that had risen in value since their purchase and $23,245,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(2,390)	$275,597	$1,896

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.8%)

Alabama (0.6%)
Alabama Public School & College Auth. TOB VRDO	2.370%	8/8/2005 (3)*	$5,000	$5,000
Birmingham AL GO VRDO	2.310%	8/8/2005 (2)	35,550	35,550
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.380%	8/8/2005	33,550	33,550
Univ. of Alabama General Rev. TOB VRDO	2.370%	8/8/2005 (1)*	16,910	16,910
Univ. of Alabama General Rev. TOB VRDO	2.370%	8/8/2005 (1)*	2,500	2,500
Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	2.370%	8/8/2005 (3)*	7,910	7,910

				101,420

Alaska (0.7%)
Alaska GO	5.000%	8/1/2005 (4)	14,880	14,880
Alaska Housing Finance Corp. (State Capital) VRDO	2.330%	8/8/2005 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	2.400%	8/8/2005 (4)	50,000	50,000
Alaska Housing Finance Corp. TOB VRDO	2.370%	8/8/2005 (1)*	8,310	8,310
Alaska Housing Finance Corp. TOB VRDO	2.370%	8/8/2005 (1)*	25,240	25,240
Alaska Housing Finance Corp. TOB VRDO	2.370%	8/8/2005 (3)*	4,965	4,965
Anchorage AK GO TOB PUT	1.700%	8/4/2005 (1)*	3,060	3,060
Anchorage AK GO TOB VRDO	2.370%	8/8/2005 (1)*	7,975	7,975

				124,430

Arizona (2.9%)
Arizona Health Fac. Auth. Rev. (Banner) VRDO	2.250%	8/8/2005 (3)	9,000	9,000
Arizona Health Fac. Auth. Rev. (Banner) VRDO	2.340%	8/8/2005 (3)	70,000	70,000
Arizona School Fac. Board COP TOB VRDO	2.370%	8/8/2005 (3)*	10,395	10,395
Arizona School Fac. Board Rev. TOB VRDO	2.360%	8/8/2005 *	7,700	7,700
Arizona School Fac. Board Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,900	4,900
Arizona School Fac. Board Rev. TOB VRDO	2.370%	8/8/2005 (3)*	3,670	3,670
Arizona School Fac. Board Rev. TOB VRDO	2.370%	8/8/2005 (3)*	9,200	9,200
Arizona School Fac. Board Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,415	5,415
Arizona State Univ. COP TOB VRDO	2.370%	8/8/2005 (2)*	5,395	5,395
Arizona State Univ. COP TOB VRDO	2.370%	8/8/2005 (2)*	5,510	5,510
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	2.390%	8/8/2005 LOC*	69,465	69,465
Mesa AZ Utility System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,235	5,235
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	2.350%	8/8/2005 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	2.370%	8/8/2005 (2)*	24,000	24,000
Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,425	5,425
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,510	6,510
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	10,905	10,905
Pima County AZ IDA Single Family Mortgage Rev. FR	3.440%	8/24/2005	37,824	37,824
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.730%	8/5/2005	16,000	16,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.800%	8/9/2005	31,735	31,735
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.850%	8/11/2005	15,000	15,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.580%	9/7/2005	20,500	20,500
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.900%	10/12/2005	10,659	10,659
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.900%	11/10/2005	10,000	10,000
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	3.390%	8/24/2005	37,610	37,610
Tucson & Pima County AZ IDA Draw Down-Single Family Mortgage Rev. FR	3.460%	8/24/2005	41,185	41,185

				492,413

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	2.320%	8/8/2005	35,600	35,600

California (2.5%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.830%	6/1/2006 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	2.950%	6/1/2006 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.340%	8/8/2005 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	2.340%	8/8/2005 LOC	10,500	10,500
California GO TOB VRDO	2.390%	8/8/2005 (2)*	20,000	20,000
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.370%	8/8/2005 *	17,530	17,530
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.390%	8/8/2005 *	71,110	71,110
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.400%	8/8/2005 *	74,995	74,995
California Housing Finance Agency Home Mortgage Rev. TOB VRDO	2.400%	8/8/2005 *	16,500	16,500
California Housing Finance Agency Home Mortgage Rev. VRDO	2.350%	8/8/2005	29,805	29,805
Los Angeles CA TRAN	4.000%	6/30/2006	50,000	50,600
Los Angeles CA USD TRAN	3.000%	9/1/2005	25,000	25,025
Los Angeles County CA TRAN	4.000%	6/30/2006	33,250	33,682
Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	2.400%	8/8/2005 *	15,000	15,000

				421,197

Colorado (7.2%)
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	2.300%	8/8/2005	5,390	5,390
Colorado General Fund TRAN	3.750%	6/27/2006	250,000	252,459
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	2.320%	8/8/2005	18,200	18,200
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	2.320%	8/8/2005	74,600	74,600
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	2.370%	8/8/2005	21,330	21,330
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	2.320%	8/8/2005	14,700	14,700
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	1.750%	8/1/2005	22,000	22,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	1.820%	8/1/2005	26,300	26,300
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	1.990%	11/1/2005	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	2.800%	7/5/2006	71,770	71,770
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.370%	8/8/2005 (1)	31,860	31,860
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.370%	8/8/2005	19,825	19,825
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.370%	8/8/2005	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.370%	8/8/2005	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.370%	8/8/2005	42,925	42,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	19,715	19,715
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	40,275	40,275
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	2.420%	8/8/2005	17,000	17,000
Colorado Springs CO Util. System Rev. TOB VRDO	2.370%	8/8/2005 *	4,255	4,255
Colorado Springs CO Util. System Rev. TOB VRDO	2.370%	8/8/2005 *	11,700	11,700
Colorado State Education Loan Program TOB VRDO	2.400%	8/8/2005 *	18,750	18,750
Colorado State Education Loan Program TRAN	3.000%	8/9/2005 (ETM)	275,000	275,053
Colorado Student Obligation Bond Auth. VRDO	2.390%	8/8/2005 (2)	26,600	26,600
Denver CO City & County Airport Rev. TOB VRDO	2.410%	8/8/2005 (4)*	1,500	1,500
Denver CO City & County Airport Rev. VRDO	2.370%	8/8/2005 (11)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	2.390%	8/8/2005 (1)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	2.430%	8/8/2005 (11)	22,000	22,000
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	2.350%	8/8/2005 (2)	40,000	40,000
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.350%	8/8/2005 LOC	3,600	3,600
Univ. of Colorado Enterprise System Rev. TOB VRDO	2.370%	8/8/2005 (3)*	4,620	4,620

				1,225,242

Connecticut (1.1%)
Connecticut GO	3.000%	12/1/2005	20,000	20,059
Connecticut GO TOB VRDO	2.370%	8/8/2005 (2)*	23,760	23,760
Connecticut GO TOB VRDO	2.370%	8/8/2005 (2)*	11,225	11,225
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	2.370%	8/8/2005 (2)	53,860	53,860
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	2.370%	8/8/2005 (3)	13,200	13,200
Connecticut State Housing Finance Auth. TOB VRDO	2.450%	8/8/2005 *	9,000	9,000
Fairfield CT BAN	4.000%	7/27/2006	19,850	20,098
North Haven CT BAN	4.000%	4/26/2006	32,725	33,011

				184,213

Delaware (0.2%)
Delaware GO TOB VRDO	2.370%	8/8/2005 *	4,760	4,760
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	2.370%	8/8/2005	16,600	16,600
Univ. of Delaware Rev. VRDO	2.270%	8/1/2005	8,155	8,155
Univ. of Delaware Rev. VRDO	2.300%	8/1/2005	6,500	6,500

				36,015

District of Columbia (2.3%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	2.380%	8/8/2005	12,000	12,000
District of Columbia (National Geographic Society) VRDO	2.300%	8/8/2005	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	2.350%	8/8/2005 LOC	19,030	19,030
District of Columbia GO TOB PUT	2.950%	7/20/2006 (1)*	5,460	5,460
District of Columbia GO TOB PUT	2.950%	7/20/2006 (4)*	5,690	5,690
District of Columbia GO TOB VRDO	2.370%	8/8/2005 (2)*	4,490	4,490
District of Columbia GO TOB VRDO	2.370%	8/8/2005 (4)*	5,240	5,240
District of Columbia GO TOB VRDO	2.370%	8/8/2005 (4)*	3,750	3,750
District of Columbia GO VRDO	2.360%	8/8/2005 (3)	61,800	61,800
District of Columbia GO VRDO	2.370%	8/8/2005 (1)	6,760	6,760
District of Columbia Housing Finance Agency Single Family Mortgage Rev. FR	3.470%	8/24/2005	97,095	97,095
District of Columbia Rev. (American College of Cardiology) VRDO	2.350%	8/8/2005 LOC	13,000	13,000
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	2.320%	8/8/2005 (1)	47,565	47,565
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	18,795	18,795
District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	4,655	4,655
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.400%	8/8/2005 (1)*	19,195	19,195
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.410%	8/8/2005 (4)*	6,000	6,000
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.410%	8/8/2005 (1)*	9,000	9,000
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.410%	8/8/2005 (1)*	6,510	6,510
Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	2.410%	8/8/2005 (1)*	19,000	19,000

				382,705

Florida (4.2%)
Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	2.360%	8/8/2005 *	6,980	6,980
Broward County FL School Board COP TOB VRDO	2.370%	8/8/2005 (4)*	6,635	6,635
Broward County FL School Board COP TOB VRDO	2.370%	8/8/2005 (4)*	5,195	5,195
Collier County FL School Board COP TOB VRDO	2.360%	8/8/2005 (4)*	3,945	3,945
Collier County FL School Board COP TOB VRDO	2.370%	8/8/2005 (4)*	5,185	5,185
Dade County FL Water & Sewer System Rev. TOB VRDO	2.370%	8/8/2005 (3)*	9,900	9,900
Florida Board of Educ. Capital Outlay TOB VRDO	2.360%	8/8/2005 *	7,980	7,980
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.370%	8/8/2005 *	15,000	15,000
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.370%	8/8/2005 *	5,425	5,425
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	2.370%	8/8/2005 *	4,275	4,275
Florida Board of Educ. Public Educ. Cipital Outlay TOB VRDO	2.370%	8/8/2005 *	5,800	5,800
Florida Board of Educ. Public Educ. TOB VRDO	2.370%	8/8/2005 (1)*	7,880	7,880
Florida Board of Educ. Public Educ. TOB VRDO	2.370%	8/8/2005 *	8,825	8,825
Florida Board of Educ. Public Educ. TOB VRDO	2.370%	8/8/2005 (1)*	6,960	6,960
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.330%	8/8/2005 (2)*	3,344	3,344
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.360%	8/8/2005 (1)*	33,730	33,730
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.370%	8/8/2005 (3)*	11,215	11,215
Florida Board of Educ. TOB VRDO	2.370%	8/8/2005 *	3,875	3,875
Florida Board of Educ. TOB VRDO	2.370%	8/8/2005 *	18,290	18,290
Florida Board of Educ. TOB VRDO	2.370%	8/8/2005 *	44,400	44,400
Florida Board of Educ. TOB VRDO	2.370%	8/8/2005 *	4,900	4,900
Florida Correctional Privatization Comm. COP TOB VRDO	2.370%	8/8/2005 (2)*	7,970	7,970
Florida Dept. of Environmental Protection Preservation Rev. TOB VRDO	2.360%	8/8/2005 (1)*	14,825	14,825
Florida Dept. of Transp. TOB VRDO	2.370%	8/8/2005 *	6,830	6,830
Florida Dept. of Transp. TOB VRDO	2.370%	8/8/2005 *	7,525	7,525
Florida Housing Finance Agency Rev. TOB VRDO	2.450%	8/8/2005 *	8,265	8,265
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	2.300%	8/8/2005 (1)	1,990	1,990
Florida Turnpike Auth. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,470	5,470
Hillsborough County FL Capital Improvement Program CP	2.700%	12/20/2005 LOC	10,000	10,000
Hillsborough County FL Water & Sewer Rev. TOB VRDO	2.370%	8/8/2005 (2)*	10,095	10,095
Jacksonville FL Electric Auth. Rev. CP	2.680%	11/9/2005	20,000	20,000
Jacksonville FL Electric Auth. System CP	2.580%	8/22/2005	19,000	19,000
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	2.360%	8/8/2005 (3)*	2,090	2,090
Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	2.370%	8/8/2005 (3)*	2,685	2,685
Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	2.370%	8/8/2005 (3)*	5,000	5,000
Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	2.410%	8/8/2005 (1)*	5,370	5,370
Miami-Dade County FL School Board TOB VRDO	2.370%	8/8/2005 (3)*	9,260	9,260
Miami-Dade County FL School Board TOB VRDO	2.370%	8/8/2005 (3)*	3,100	3,100
Miami-Dade County FL School Board TOB VRDO	2.370%	8/8/2005 (3)*	4,185	4,185
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.410%	8/8/2005 *	1,360	1,360
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.420%	8/8/2005 *	8,575	8,575
Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	2.420%	8/8/2005 *	4,580	4,580
Orange County FL Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (3)*	3,940	3,940
Orlando & Orange County FL Expressway Auth. VRDO	2.280%	8/8/2005 (2)	19,940	19,940
Orlando & Orange County FL Expressway Auth. VRDO	2.300%	8/8/2005 (2)	10,000	10,000
Orlando & Orange County FL Expressway Auth. VRDO	2.300%	8/8/2005 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	2.300%	8/8/2005 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	2.310%	8/8/2005 (4)	20,800	20,800
Orlando & Orange County FL Expressway Auth. VRDO	2.330%	8/8/2005 (4)	4,500	4,500
Orlando & Orange County FL Expressway Auth. VRDO	2.330%	8/8/2005 (4)	10,800	10,800
Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	2.370%	8/8/2005 *	4,260	4,260
Palm Beach County FL School Board COP TOB VRDO	2.370%	8/8/2005 (3)*	6,300	6,300
Palm Beach County FL School Board COP TOB VRDO	2.370%	8/8/2005 (3)*	395	395
Palm Beach County FL School Dist. Sales Tax Rev. CP	2.700%	8/4/2005 LOC	24,700	24,700
Palm Beach County FL Special Purpose Fac. Rev. (FlightSafety) VRDO	2.370%	8/8/2005	18,000	18,000
Port St. Lucie FL Rev. VRDO	2.350%	8/8/2005 (1)	25,000	25,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	2.300%	8/8/2005 (2)	73,145	73,145
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	2.370%	8/8/2005 (2)	48,460	48,460
Tampa Bay FL Water Util. System Rev. TOB VRDO	2.360%	8/8/2005 (3)(Prere.)*	2,500	2,500
West Palm Beach FL Util. System Rev. TOB VRDO	2.360%	8/8/2005 (3)*	3,500	3,500

				704,034

Georgia (4.4%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	2.330%	8/1/2005 LOC	10,940	10,940
Atlanta GA Airport General Rev. VRDO	2.330%	8/8/2005 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	2.330%	8/8/2005 (1)	62,710	62,710
Atlanta GA Water & Wastewater Rev. TOB PUT	2.950%	7/20/2006 (4)*	11,625	11,625
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.390%	8/8/2005 (1)*	9,995	9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.390%	8/8/2005 (3)*	18,495	18,495
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.370%	8/8/2005 (4)*	13,100	13,100
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.370%	8/8/2005 (4)*	6,275	6,275
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.370%	8/8/2005 (4)*	32,900	32,900
Atlanta GA Water & Wastewater Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. VRDO	2.350%	8/8/2005 (4)	125,115	125,115
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.330%	8/8/2005 (3)	50,640	50,640
Cobb County GA TAN	3.500%	12/30/2005	20,000	20,088
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	2.350%	8/8/2005 LOC	14,700	14,700
Forsyth County GA Water & Sewer Auth. Rev. VRDO	2.330%	8/8/2005	10,000	10,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.340%	8/8/2005 LOC	13,100	13,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	2.350%	8/8/2005 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	2.330%	8/8/2005	43,280	43,280
Fulton County GA Fac. Corp. COP Fulton County GA Public Purpose Project TOB VRDO	2.370%	8/8/2005 (2)*	16,695	16,695
Fulton County GA School Dist. TOB VRDO	2.370%	8/8/2005 *	21,000	21,000
Fulton County GA Water & Sewer Rev. TOB VRDO	2.370%	8/8/2005 (3)*	3,300	3,300
Georgia GO TOB VRDO	2.360%	8/8/2005 *	1,100	1,100
Georgia GO TOB VRDO	2.370%	8/8/2005 *	10,580	10,580
Georgia GO TOB VRDO	2.370%	8/8/2005 *	31,365	31,365
Georgia GO TOB VRDO	2.370%	8/8/2005 *	2,795	2,795
Georgia GO TOB VRDO	2.370%	8/8/2005 *	6,200	6,200
Gwinnett County GA Dev. Auth. COP TOB VRDO	2.370%	8/8/2005 (1)*	6,795	6,795
Gwinnett County GA Dev. Auth. COP TOB VRDO	2.370%	8/8/2005 (1)*	7,850	7,850
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.350%	8/8/2005 LOC	31,000	31,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.350%	8/8/2005 LOC	13,000	13,000
Gwinnett County GA School Dist. TAN	3.250%	12/30/2005	14,250	14,312
Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	2.420%	8/8/2005 (2)	25,000	25,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	2.350%	8/8/2005 LOC	20,865	20,865
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (4)*	3,200	3,200
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.330%	8/1/2005 (2)	14,015	14,015
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	2.350%	8/8/2005 LOC	23,800	23,800

				748,435

Hawaii (0.8%)
Hawaii Airport System Rev. TOB VRDO	2.410%	8/8/2005 (3)*	7,715	7,715
Hawaii Airport System Rev. TOB VRDO	2.410%	8/8/2005 (3)*	1,350	1,350
Hawaii GO	6.000%	3/1/2006 (3)	9,315	9,493
Hawaii GO	5.000%	6/1/2006	9,365	9,526
Hawaii GO TOB VRDO	2.370%	8/8/2005 (4)*	8,435	8,435
Hawaii GO TOB VRDO	2.370%	8/8/2005 (1)*	5,320	5,320
Hawaii GO TOB VRDO	2.370%	8/8/2005 (1)*	6,390	6,390
Hawaii GO TOB VRDO	2.370%	8/8/2005 (2)*	14,580	14,580
Hawaii GO TOB VRDO	2.370%	8/8/2005 (1)*	6,085	6,085
Hawaii Highway Rev. TOB VRDO	2.370%	8/8/2005 *	9,900	9,900
Honolulu HI City & County GO	5.750%	1/1/2006 (ETM)	8,815	8,928
Honolulu HI City & County PUT	2.280%	12/1/2005 (3)	16,700	16,700
Honolulu HI City & County TOB VRDO	2.370%	8/8/2005 (1)*	2,970	2,970
Honolulu HI City & County TOB VRDO	2.370%	8/8/2005 (1)*	13,195	13,195
Honolulu HI City & County TOB VRDO	2.370%	8/8/2005 (1)*	7,500	7,500
Honolulu HI City & County TOB VRDO	2.370%	8/8/2005 (1)*	3,660	3,660
Honolulu HI City & County TOB VRDO	2.370%	8/8/2005 (1)*	4,610	4,610

				136,357

Idaho (0.7%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	6,900	6,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	7,755	7,755
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	11,100	11,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	10,995	10,995
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	10,900	10,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	10,900	10,900
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	13,465	13,465
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	13,000	13,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	11,555	11,555
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	10,500	10,500

				119,070

Illinois (10.2%)
Chicago IL Board of Educ. TOB VRDO	2.360%	8/8/2005 (4)*	7,085	7,085
Chicago IL Board of Educ. TOB VRDO	2.370%	8/8/2005 (1)*	5,290	5,290
Chicago IL Board of Educ. TOB VRDO	2.370%	8/8/2005 (1)*	3,880	3,880
Chicago IL Board of Educ. TOB VRDO	2.370%	8/8/2005 (2)*	5,875	5,875
Chicago IL Board of Educ. TOB VRDO	2.370%	8/8/2005 (2)*	7,440	7,440
Chicago IL Board of Educ. TOB VRDO	2.370%	8/8/2005 (2)*	6,045	6,045
Chicago IL Board of Educ. VRDO	2.330%	8/8/2005 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	2.330%	8/8/2005 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	2.350%	8/8/2005 (4)	40,910	40,910
Chicago IL GO TOB PUT	2.950%	7/20/2006 (4)*	17,990	17,990
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (4)*	4,075	4,075
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (2)*	3,280	3,280
Chicago IL GO TOB VRDO	2.390%	8/8/2005 (2)*	19,995	19,995
Chicago IL GO TOB VRDO	2.360%	8/8/2005 (3)*	7,905	7,905
Chicago IL GO TOB VRDO	2.360%	8/8/2005 (1)*	5,000	5,000
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (1)*	2,500	2,500
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (1)*	5,505	5,505
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (4)*	4,970	4,970
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (4)*	8,110	8,110
Chicago IL GO TOB VRDO	2.370%	8/8/2005 (4)*	5,295	5,295
Chicago IL GO VRDO	2.300%	8/8/2005 (4)	108,100	108,100
Chicago IL GO VRDO	2.340%	8/8/2005 (3)	45,000	45,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	2.370%	8/8/2005 *	5,305	5,305
Chicago IL Metro. Water Reclamation Dist. GO VRDO	2.350%	8/8/2005	33,600	33,600
Chicago IL O'Hare International Airport Rev. TOB VRDO	2.400%	8/8/2005 (2)*	5,150	5,150
Chicago IL O'Hare International Airport Rev. TOB VRDO	2.400%	8/8/2005 (1)(10)*	7,320	7,320
Chicago IL O'Hare International Airport Rev. TOB VRDO	2.410%	8/8/2005 (2)*	2,640	2,640
Chicago IL O'Hare International Airport Rev. TOB VRDO	2.410%	8/8/2005 (2)*	1,330	1,330
Chicago IL Park Dist. TOB VRDO	2.390%	8/8/2005 (3)*	9,990	9,990
Chicago IL Park Dist. TOB VRDO	2.370%	8/8/2005 (3)*	5,250	5,250
Chicago IL Park Dist. TOB VRDO	2.370%	8/8/2005 (3)*	5,605	5,605
Chicago IL Park Dist. TOB VRDO	2.370%	8/8/2005 (2)*	3,985	3,985
Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	2.370%	8/8/2005 (3)*	5,400	5,400
Chicago IL Public Building Comm. GO TOB VRDO	2.370%	8/8/2005 (3)*	2,800	2,800
Chicago IL Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (4)*	8,015	8,015
Chicago IL Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (4)*	13,680	13,680
Chicago IL Sales Tax Rev. VRDO	2.350%	8/8/2005 (3)	69,700	69,700
Chicago IL Single Family Mortgage TOB VRDO	2.410%	8/8/2005 *	1,970	1,970
Chicago IL Water Rev. TOB VRDO	2.370%	8/8/2005 (2)*	2,845	2,845
Chicago IL Water Rev. TOB VRDO	2.360%	8/8/2005 (2)*	14,875	14,875
Chicago IL Water Rev. TOB VRDO	2.370%	8/8/2005 (2)*	3,760	3,760
Chicago IL Water Rev. VRDO	2.300%	8/8/2005 LOC	72,130	72,130
Chicago IL Water Rev. VRDO	2.330%	8/8/2005 (1)	8,000	8,000
Cook County IL GO TOB VRDO	2.390%	8/8/2005 (3)*	11,500	11,500
Cook County IL GO TOB VRDO	2.370%	8/8/2005 (1)*	5,595	5,595
Cook County IL GO TOB VRDO	2.370%	8/8/2005 (3)*	5,120	5,120
Cook County IL GO TOB VRDO	2.370%	8/8/2005 (1)*	7,630	7,630
Cook County IL GO TOB VRDO	2.370%	8/8/2005 (2)*	13,355	13,355
Cook County IL GO VRDO	2.350%	8/8/2005	30,000	30,000
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	2.350%	8/8/2005	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	2.340%	8/8/2005 (3)	19,280	19,280
Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	2.370%	8/8/2005 *	7,005	7,005
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.560%	8/8/2005 LOC	19,700	19,700
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	2.350%	8/8/2005 LOC	26,500	26,500
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	2.370%	8/8/2005 *	6,005	6,005
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.370%	8/8/2005 *	4,875	4,875
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	2.370%	8/8/2005 *	5,855	5,855
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.330%	8/8/2005	18,500	18,500
Illinois Finance Auth. Rev. (Public Project Construction Notes) PUT	2.400%	10/1/2005	7,500	7,500
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.330%	8/8/2005	54,500	54,500
Illinois Finance Auth. Student Housing Rev. TOB VRDO	2.360%	8/8/2005 *	4,060	4,060
Illinois GO	5.000%	3/1/2006	3,500	3,547
Illinois GO TOB PUT	2.820%	6/22/2006 (1)*	12,480	12,480
Illinois GO TOB PUT	2.950%	7/20/2006 (2)*	5,795	5,795
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	5,680	5,680
Illinois GO TOB VRDO	2.360%	8/8/2005 *	6,675	6,675
Illinois GO TOB VRDO	2.370%	8/8/2005 (3)	22,000	22,000
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	5,305	5,305
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	5,105	5,105
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	3,775	3,775
Illinois GO TOB VRDO	2.370%	8/8/2005 (4)*	4,985	4,985
Illinois GO TOB VRDO	2.370%	8/8/2005 (4)*	3,570	3,570
Illinois GO TOB VRDO	2.370%	8/8/2005 *	2,885	2,885
Illinois GO TOB VRDO	2.370%	8/8/2005 (2)*	3,145	3,145
Illinois GO TOB VRDO	2.370%	8/8/2005 (2)*	2,500	2,500
Illinois GO TOB VRDO	2.370%	8/8/2005 (2)*	9,100	9,100
Illinois GO TOB VRDO	2.370%	8/8/2005 (4)*	3,995	3,995
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	15,585	15,585
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	2,960	2,960
Illinois GO TOB VRDO	2.370%	8/8/2005 (2)*	11,595	11,595
Illinois GO TOB VRDO	2.370%	8/8/2005 *	7,740	7,740
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	4,750	4,750
Illinois GO TOB VRDO	2.370%	8/8/2005 (1)*	8,475	8,475
Illinois GO TOB VRDO	2.430%	8/8/2005 (2)*	2,940	2,940
Illinois GO VRDO	2.370%	8/8/2005	182,835	182,835
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	2.320%	8/8/2005 LOC	26,100	26,100
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	2.320%	8/1/2005 LOC	5,000	5,000
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.300%	9/8/2005	10,000	10,000
Illinois Regional Transp. Auth. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	6,320	6,320
Illinois Regional Transp. Auth. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	4,950	4,950
Illinois Regional Transp. Auth. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	2,895	2,895
Illinois Regional Transp. Auth. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	5,280	5,280
Illinois Regional Transp. Auth. Rev. TOB VRDO	2.370%	8/8/2005 (3)*	12,895	12,895
Illinois Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,295	5,295
Illinois Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 *	10,485	10,485
Illinois Student Assistance Comm. Student Loan Rev. VRDO	2.430%	8/8/2005 LOC	8,500	8,500
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,145	6,145
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,000	4,000
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	2.370%	8/8/2005 *	7,100	7,100
Metro. Pier & Exposition Auth. Illinois Dedicated Tax Rev. TOB VRDO	2.370%	8/8/2005 (1)*	10,000	10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.360%	8/8/2005 (3)*	64,600	64,600
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.370%	8/8/2005 (3)*	18,920	18,920
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.370%	8/8/2005 (1)*	5,350	5,350
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	2.370%	8/8/2005 (4)*	26,210	26,210
Schaumburg IL GO TOB VRDO	2.370%	8/8/2005 (3)*	4,895	4,895
Schaumburg IL GO VRDO	2.340%	8/8/2005	1,450	1,450
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.330%	8/8/2005	52,635	52,635
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.370%	8/8/2005 (1)*	5,175	5,175
Will County IL Community School Dist. TOB VRDO	2.370%	8/8/2005 (3)*	7,070	7,070

				1,728,172

Indiana (1.9%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	2.350%	8/8/2005 (2)	32,700	32,700
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/2006 LOC	20,000	20,091
Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	2.370%	8/8/2005 *	8,330	8,330
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	2.350%	8/8/2005 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	2.350%	8/8/2005 LOC	31,345	31,345
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.720%	6/1/2006	14,500	14,500
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	2.740%	7/3/2006	20,000	20,000
Indiana Muni. Power Agency Rev. VRDO	2.350%	8/8/2005 LOC	10,000	10,000
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	2.300%	8/8/2005	14,700	14,700
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	2.340%	8/8/2005	47,400	47,400
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	2.300%	8/8/2005	31,800	31,800
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	4,995	4,995
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	4,085	4,085
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.360%	8/8/2005 (3)*	4,310	4,310
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	5,140	5,140
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	5,310	5,310
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	7,985	7,985
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	7,460	7,460
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	2.370%	8/8/2005 (3)*	2,775	2,775
Indiana Univ. Rev. Student Residence VRDO	2.370%	8/8/2005	19,775	19,775
Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	2.370%	8/8/2005 (1)*	9,745	9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO	2.370%	8/8/2005 *	6,335	6,335

				327,881

Iowa (0.3%)
Iowa Finance Auth. Single Family Rev. PUT	2.950%	11/1/2005	12,000	12,000
Iowa Finance Auth. Single Family Rev. PUT	2.750%	2/1/2006	16,500	16,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	2.350%	8/8/2005	25,000	25,000
Iowa Student Loan Liquidity Corp. Rev	4.900%	12/1/2005	5,000	5,036

				58,536

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev. TOB VRDO	2.370%	8/8/2005 *	3,805	3,805
Kansas Dev. Finance Auth. TOB VRDO	2.370%	8/8/2005 *	5,295	5,295
Koch Industries Kansas TOB VRDO	2.530%	8/8/2005 (2)*	38,394	38,394
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	2.370%	8/8/2005	34,000	34,000
Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	2.370%	8/8/2005 (2)*	5,000	5,000

				86,494

Kentucky (1.2%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	2.590%	8/8/2005 LOC	4,700	4,700
Kentucky Asset/Liability Comm. General Fund Rev. TOB VRDO	2.370%	8/8/2005 (1)*	5,060	5,060
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	4.000%	6/28/2006	75,000	75,882
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	2.420%	8/8/2005 *	3,980	3,980
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	2.420%	8/8/2005 *	240	240
Kentucky Housing Corp. Single Family Mortgage Rev. Draw Down TOB VRDO	2.420%	8/8/2005 *	1,665	1,665
Kentucky Property & Building Comm. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,340	5,340
Kentucky Property & Building Comm. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,850	6,850
Kentucky Property & Building Comm. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	3,000	3,000
Kentucky Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	8,000	8,000
Kentucky Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	3,000	3,000
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	2.370%	8/8/2005 (2)*	7,570	7,570
Kentucky Turnpike Auth. Econ. Dev. Road Rev. TOB VRDO	2.360%	8/8/2005 (2)*	5,400	5,400
Louisville & Jefferson County KY TOB VRDO	2.370%	8/8/2005 (1)*	15,000	15,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	2.350%	8/8/2005 LOC	63,510	63,510

				209,197

Louisiana (0.4%)
Ernest N. Morial - New Orleans LA Exhibit Hall Special Tax TOB VRDO	2.370%	8/8/2005 (2)*	10,600	10,600
Louisiana GO TOB VRDO	2.370%	8/8/2005 (1)*	8,380	8,380
Louisiana GO TOB VRDO	2.370%	8/8/2005 (2)*	5,245	5,245
Louisiana GO TOB VRDO	2.370%	8/8/2005 (3)*	30,000	30,000
New Orleans LA GO TOB VRDO	2.370%	8/8/2005 (1)*	5,575	5,575

				59,800

Maine (0.6%)
Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) VRDO	2.330%	8/8/2005 LOC	11,550	11,550
Maine Health & Higher Educ. Fac. Auth. Rev. TOB PUT	1.700%	8/4/2005 (1)*	11,380	11,380
Maine Housing Auth. General. Rev. TOB VRDO	2.380%	8/8/2005 *	7,990	7,990
Maine Housing Auth. General. Rev. TOB VRDO	2.420%	8/8/2005 *	40,990	40,990
Maine Housing Auth. General. Rev. TOB VRDO	2.420%	8/8/2005 *	7,425	7,425
Maine Housing Auth. General. Rev. TOB VRDO	2.420%	8/8/2005 *	12,820	12,820
Maine Housing Auth. General. Rev. TOB VRDO	2.420%	8/8/2005 *	6,250	6,250
Maine Housing Auth. General. Rev. TOB VRDO	2.420%	8/8/2005 *	3,330	3,330

				101,735

Maryland (0.8%)
Howard County MD Consolidated Public Improvement CP	2.650%	12/12/2005	25,000	25,000
Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	2.380%	8/8/2005 *	13,815	13,815
Maryland Dept. of Transp. TOB VRDO	2.370%	8/8/2005 *	4,800	4,800
Maryland Econ. Dev. Corp. Rev. VRDO	2.330%	8/1/2005 (2)	8,300	8,300
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	2.330%	8/8/2005 (2)	32,800	32,800
Montgomery County MD Consolidated Public Improvement CP	2.450%	10/12/2005	27,500	27,500
Montgomery County MD Consolidated Public Improvement CP	2.400%	10/14/2005	24,000	24,000

				136,215

Massachusetts (3.5%)
Bedford MA BAN	3.500%	9/28/2005	10,000	10,021
Canton Massachusetts BAN	3.750%	1/19/2006	8,670	8,707
Gloucester County MA BAN	3.000%	9/23/2005	6,382	6,389
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	2.360%	8/8/2005 *	10,000	10,000
Massachusetts GO CP	2.450%	8/1/2005	17,250	17,250
Massachusetts GO CP	2.580%	8/30/2005	6,500	6,500
Massachusetts GO TOB VRDO	2.360%	8/8/2005 (3(4)*	9,950	9,950
Massachusetts GO TOB VRDO	2.360%	8/8/2005 (2)*	9,390	9,390
Massachusetts GO VRDO	2.360%	8/8/2005	49,700	49,700
Massachusetts GO VRDO	2.330%	8/8/2005	42,600	42,600
Massachusetts GO VRDO	2.380%	8/8/2005	55,200	55,200
Massachusetts GO VRDO	2.380%	8/8/2005	134,300	134,300
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	2.850%	8/9/2005	38,161	38,161
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	2.830%	8/17/2005	14,178	14,178
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	2.360%	8/8/2005 (Prere.)*	17,470	17,470
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	2.320%	8/8/2005	20,000	20,000
Massachusetts Housing Finance Agency Housing Rev. VRDO	2.320%	8/8/2005	45,885	45,885
Massachusetts Ind. Finance Agency Rev. (Buckingham Browne) VRDO	2.350%	8/8/2005 LOC	5,200	5,200
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	2.360%	8/8/2005 (3)*	9,520	9,520
Massachusetts Water Pollution Abatement TOB VRDO	2.360%	8/8/2005 *	2,645	2,645
Massachusetts Water Resources Auth. Rev. VRDO	2.350%	8/8/2005 (3)	2,190	2,190
Milton MA BAN	3.000%	8/5/2005	9,255	9,256
Milton MA BAN	3.000%	8/5/2005	25,000	25,002
Needham MA BAN	3.750%	6/15/2006	2,507	2,528
Peabody MA BAN	3.300%	2/9/2006	17,343	17,433
Pembroke MA BAN	4.000%	8/3/2006	13,500	13,648

				583,123

Michigan (5.7%)
Detroit MI City School Dist. TOB VRDO	2.370%	8/8/2005 (3)*	3,675	3,675
Detroit MI Sewer System Rev. TOB VRDO	2.360%	8/8/2005 (4)*	14,025	14,025
Detroit MI Sewer System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	20,100	20,100
Detroit MI Sewer System Rev. VRDO	2.350%	8/8/2005 (3)	35,240	35,240
Detroit MI Water Supply System TOB VRDO	2.360%	8/8/2005 (1)*	15,135	15,135
Detroit MI Water Supply System VRDO	2.340%	8/8/2005 (3)	86,150	86,150
Detroit MI Water Supply System VRDO	2.350%	8/8/2005 (1)	8,595	8,595
Detroit MI Water Supply System VRDO	2.350%	8/8/2005 (3)	80,000	80,000
Huron Valley MI School Dist. TOB VRDO	2.370%	8/8/2005 *	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	2.350%	8/8/2005 LOC	10,000	10,000
Michigan Building Auth. CP	2.550%	8/25/2005 LOC	51,075	51,075
Michigan Building Auth. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	10,090	10,090
Michigan Building Auth. Rev. TOB VRDO	2.360%	8/8/2005 (4)*	9,635	9,635
Michigan Building Auth. Rev. TOB VRDO	2.360%	8/8/2005 *	5,120	5,120
Michigan Building Auth. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,285	4,285
Michigan Building Auth. Rev. VRDO	2.330%	8/8/2005	62,300	62,300
Michigan Environmental Program GO TOB VRDO	2.360%	8/8/2005 *	4,410	4,410
Michigan GAN VRDO	2.330%	8/8/2005 (4)	30,000	30,000
Michigan GO	3.500%	9/30/2005	89,000	89,217
Michigan Higher Educ. Student Loan Auth. VRDO	2.390%	8/8/2005 (2)	34,100	34,100
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	2.350%	8/8/2005 LOC	7,000	7,000
Michigan Housing Dev. Auth. Rev. VRDO	2.390%	8/8/2005 (1)	30,360	30,360
Michigan Muni. Bond Auth. Rev	3.000%	8/23/2005 LOC	32,550	32,555
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	2.360%	8/8/2005 *	8,435	8,435
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	2.360%	8/8/2005 *	7,580	7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO	2.370%	8/8/2005 *	6,000	6,000
Michigan Trunk Line Rev. TOB VRDO	2.370%	8/8/2005 (4)*	8,000	8,000
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	2.400%	8/8/2005	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.330%	8/1/2005	8,000	8,000
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.250%	8/8/2005	39,560	39,560
Univ. of Michigan Hosp. Rev. VRDO	2.300%	8/1/2005	15,000	15,000
Univ. of Michigan Hosp. Rev. VRDO	2.250%	8/8/2005	82,205	82,205
Univ. of Michigan Hosp. Rev. VRDO	2.270%	8/8/2005	26,000	26,000
Univ. of Michigan Univ. Rev. VRDO	2.270%	8/8/2005	64,465	64,465
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	2.400%	8/8/2005 (1)*	2,860	2,860
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	2.400%	8/8/2005 (1)*	13,710	13,710
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	2.410%	8/8/2005 (1)*	24,175	24,175

				966,557

Minnesota (1.2%)
Minneapolis & St. Paul MN Metro. Airport TOB VRDO	2.400%	8/8/2005 (2)*	4,150	4,150
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	2.330%	8/8/2005 LOC	20,000	20,000
Minneapolis MN TOB VRDO	2.370%	8/8/2005 *	3,995	3,995
Minnesota GO TOB VRDO	2.370%	8/8/2005 *	3,655	3,655
Minnesota GO TOB VRDO	2.370%	8/8/2005 *	3,860	3,860
Minnesota GO TOB VRDO	2.370%	8/8/2005 *	4,875	4,875
Minnesota Housing Finance Agency Residential Housing Finance PUT	2.300%	12/14/2005	28,045	28,045
Minnesota Housing Finance Agency Residential Housing Finance VRDO	2.400%	8/8/2005	4,900	4,900
Regents of the Univ. of Minnesota GO VRDO	2.400%	8/8/2005	126,150	126,150
Southern Minnesota Muni. Power Agency Power Supply System Rev. TOB VRDO	2.370%	8/8/2005 (2)*	7,600	7,600

				207,230

Mississippi (1.4%)
Mississippi Dev. Bank GO TOB VRDO	2.370%	8/8/2005 (3)*	6,530	6,530
Mississippi Dev. Bank Special Obligation Rev. VRDO	2.300%	8/8/2005	126,908	126,908
Mississippi GO	2.750%	10/1/2005	30,000	30,004
Mississippi GO TOB VRDO	2.390%	8/8/2005 *	12,515	12,515
Mississippi GO TOB VRDO	2.390%	8/8/2005 (4)*	9,200	9,200
Mississippi GO TOB VRDO	2.370%	8/8/2005 (3)*	4,000	4,000
Mississippi GO TOB VRDO	2.370%	8/8/2005 (3)*	4,315	4,315
Mississippi GO VRDO	2.350%	8/8/2005	40,915	40,915
Mississippi Home Corp. Single Family Rev. TOB VRDO	2.370%	8/8/2005 (3)*	2,260	2,260

				236,647

Missouri (0.9%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	2.350%	8/8/2005 (4)	53,500	53,500
Kansas City MO GO TOB VRDO	2.370%	8/8/2005 *	7,345	7,345
Missouri Board Public Building Special Obligation Rev. TOB VRDO	2.370%	8/8/2005 *	9,255	9,255
Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	2.360%	8/8/2005 *	7,505	7,505
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) TOB VRDO	2.360%	8/8/2005 *	8,135	8,135
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) TOB VRDO	2.370%	8/8/2005 *	3,195	3,195
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	2.370%	8/8/2005 *	9,900	9,900
Missouri Highways & Transp. Comm. Road Rev. VRDO	2.350%	8/8/2005 LOC	7,500	7,500
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.450%	8/8/2005 *	4,475	4,475
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.450%	8/8/2005 *	11,055	11,055
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.410%	8/8/2005 *	4,355	4,355
Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	2.410%	8/8/2005 *	3,115	3,115
St. Louis MO General Fund TRAN	4.000%	6/30/2006	22,500	22,770

				152,105

Nebraska (1.2%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	2.360%	8/8/2005	38,441	38,441
Lincoln NE Lincoln Electric System CP	2.850%	8/10/2005	17,473	17,473
Lincoln NE Lincoln Electric System CP	2.380%	8/11/2005	25,000	25,000
Nebraska Higher Educ. Loan Program VRDO	2.420%	8/8/2005 (1)*	27,675	27,675
Nebraska Higher Educ. Loan Program VRDO	2.420%	8/8/2005 (1)*	20,575	20,575
Nebraska Higher Educ. Loan Program VRDO	2.420%	8/8/2005 (1)*	24,700	24,700
Nebraska Higher Educ. Loan Program VRDO	2.420%	8/8/2005 (1)*	24,280	24,280
Nebraska Public Power Dist. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	3,200	3,200
Nebraska Public Power Dist. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,330	5,330
Omaha NE Public Power Dist. Electric Rev. TOB VRDO	2.370%	8/8/2005 *	8,085	8,085
Omaha NE TOB VRDO	2.370%	8/8/2005 *	8,000	8,000

				202,759

Nevada (1.0%)
Clark County NV Airport System Rev. TOB VRDO	2.390%	8/8/2005 (3)*	10,095	10,095
Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	2.450%	8/15/2005 LOC	20,000	20,000
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport) VRDO	2.390%	8/8/2005 (1)	26,000	26,000
Clark County NV School Dist. GO TOB VRDO	2.370%	8/8/2005 (4)*	5,655	5,655
Clark County NV School Dist. GO TOB VRDO	2.370%	8/8/2005 (3)*	10,925	10,925
Clark County NV School Dist. GO TOB VRDO	2.370%	8/8/2005 (3)*	7,230	7,230
Clark County NV School Dist. GO TOB VRDO	2.370%	8/8/2005 (1)*	5,915	5,915
Clark County NV School Dist. GO TOB VRDO	2.370%	8/8/2005 (3)*	10,665	10,665
Las Vegas Valley Water Dist. Nevada CP	2.800%	8/12/2005	19,200	19,200
Las Vegas Valley Water Dist. Nevada CP	2.830%	8/17/2005	23,600	23,600
Las Vegas Valley Water Dist. Nevada CP	2.850%	8/18/2005	6,000	6,000
Las Vegas Valley Water Dist. Nevada CP	2.800%	9/8/2005	14,000	14,000
Nevada GO TOB VRDO	2.370%	8/8/2005 (4)*	2,605	2,605
Nevada TOB VRDO	2.370%	8/8/2005 *	5,125	5,125

				167,015

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	2.350%	8/8/2005	34,080	34,080

New Jersey (1.5%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.360%	8/8/2005 (2)*	14,500	14,500
New Jersey GO TOB VRDO	2.360%	8/8/2005 (2)*	8,550	8,550
New Jersey TRAN	4.000%	6/23/2006	150,000	151,565
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.360%	8/8/2005 (1)*	10,700	10,700
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.370%	8/8/2005 (1)(3)*	33,000	33,000
New Jersey Turnpike Auth. Rev. TOB VRDO	2.360%	8/8/2005 (4)*	8,355	8,355
New Jersey Turnpike Auth. Rev. TOB VRDO	2.360%	8/8/2005 (4)*	26,890	26,890

				253,560

New Mexico (0.7%)
New Mexico Finance Auth. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	8,040	8,040
New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	5,215	5,215
New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,245	5,245
New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	17,810	17,810
New Mexico Finance Auth. Transp. Rev. TOB VRDO	2.370%	8/8/2005 (1)*	15,540	15,540
New Mexico Mortgage Finance Auth. Single Family Mortgage TOB VRDO	2.410%	8/8/2005 *	2,425	2,425
Univ. of New Mexico Univ. Rev. VRDO	2.350%	8/8/2005	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	2.350%	8/8/2005	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	2.400%	8/8/2005	21,500	21,500

				124,715

New York (2.2%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.730%	9/1/2005 LOC	7,200	7,200
Metro. New York Transp. Auth. Rev. VRDO	2.280%	8/8/2005 (10)	17,000	17,000
New York City NY GO TOB VRDO	2.370%	8/8/2005 (4)*	7,310	7,310
New York City NY GO VRDO	2.270%	8/8/2005 LOC	5,150	5,150
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.520%	8/15/2005	27,000	27,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. CP	2.750%	9/9/2005	42,500	42,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.300%	8/8/2005	21,930	21,930
New York City NY Transitional Finance Auth. Rev. TOB PUT	2.850%	7/13/2006 (1)*	6,295	6,295
New York City NY Transitional Finance Auth. Rev. TOB VRDO	2.360%	8/8/2005 *	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	2.250%	8/8/2005	38,800	38,800
New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	8/8/2005	26,800	26,800
New York City NY Transitional Finance Auth. Rev. VRDO	2.300%	8/8/2005	5,175	5,175
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	52,000	52,000
New York State Thruway Auth. Rev. CP	2.750%	8/10/2005	21,750	21,750
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.380%	8/8/2005 *	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.330%	8/8/2005	62,855	62,855

				363,940

North Carolina (3.5%)
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	2.550%	8/1/2005	10,000	10,000
Charlotte NC COP TOB VRDO	2.370%	8/8/2005 *	5,330	5,330
Charlotte NC Water & Sewer System Rev. CP	2.200%	8/18/2005	6,450	6,450
Charlotte NC Water & Sewer System Rev. CP	2.500%	12/9/2005	10,800	10,800
Charlotte NC Water & Sewer System Rev. CP	2.800%	2/28/2006	2,240	2,240
Charlotte NC Water & Sewer System Rev. VRDO	2.340%	8/8/2005	58,200	58,200
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	13,500	13,500
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	9,000	9,000
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	7,000	7,000
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	7,000	7,000
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	6,600	6,600
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	10,000	10,000
Mecklenburg County NC GO VRDO	2.380%	8/8/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.310%	8/8/2005	46,000	46,000
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	2.340%	8/8/2005 LOC	12,445	12,445
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	2.370%	8/8/2005 *	17,840	17,840
North Carolina Capital Housing Finance Agency Rev. TOB VRDO	2.370%	8/8/2005 *	15,700	15,700
North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	2.360%	8/8/2005 (2)*	3,415	3,415
North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	2.370%	8/8/2005 (3)*	4,075	4,075
North Carolina GO TOB VRDO	2.360%	8/8/2005 *	2,500	2,500
North Carolina GO TOB VRDO	2.370%	8/8/2005 *	14,600	14,600
North Carolina GO TOB VRDO	2.370%	8/8/2005 *	2,370	2,370
North Carolina Housing Finance Agency TOB VRDO	2.450%	8/8/2005 *	3,900	3,900
North Carolina Infrastructure Financial Corp. COP TOB VRDO	2.370%	8/8/2005 *	2,650	2,650
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.330%	8/8/2005	20,000	20,000
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.330%	8/8/2005	10,000	10,000
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	2.350%	8/8/2005	47,700	47,700
North Carolina State Univ. Raleigh Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,105	5,105
Raleigh NC Downtown Improvement Project COP VRDO	2.340%	8/8/2005	83,225	83,225
Raleigh NC Downtown Improvement Project COP VRDO	2.340%	8/8/2005	15,000	15,000
Union County NC GO VRDO	2.310%	8/8/2005	28,545	28,545
Union County NC GO VRDO	2.310%	8/8/2005	4,680	4,680
Union County NC GO VRDO	2.350%	8/8/2005	12,000	12,000
Univ. of North Carolina Univ. Rev. VRDO	2.400%	8/8/2005	14,840	14,840
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	27,000	27,230
Wake County NC Public Improvement GO TOB VRDO	2.370%	8/8/2005 *	6,500	6,500
Winston-Salem NC Water & Sewer System Rev. VRDO	2.360%	8/8/2005	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	2.380%	8/8/2005	19,700	19,700

				595,740

North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	12,000	12,000

Ohio (2.6%)
Cleveland OH Airport System Rev. VRDO	2.330%	8/8/2005 (4)	24,200	24,200
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.380%	8/1/2005	8,100	8,100
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	2.340%	8/8/2005 LOC	8,150	8,150
Independence OH BAN	4.250%	5/9/2006	4,400	4,445
Kent State Univ. Ohio VRDO	2.370%	8/8/2005 (1)	26,400	26,400
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.320%	8/8/2005	19,650	19,650
Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	2.370%	8/8/2005 *	7,920	7,920
Ohio Building Auth. Rev. (State Correctional Fac.) TOB VRDO	2.370%	8/8/2005 (4)*	13,460	13,460
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	2.400%	8/8/2005 *	10,000	10,000
Ohio Common Schools GO TOB VRDO	2.360%	8/8/2005 *	5,585	5,585
Ohio Common Schools GO VRDO	2.310%	8/8/2005	25,000	25,000
Ohio Common Schools GO VRDO	2.330%	8/8/2005	10,000	10,000
Ohio GO TOB VRDO	2.370%	8/8/2005 *	5,835	5,835
Ohio GO TOB VRDO	2.370%	8/8/2005 *	4,135	4,135
Ohio GO VRDO	2.300%	8/8/2005	69,100	69,100
Ohio GO VRDO	2.300%	8/8/2005	47,240	47,240
Ohio GO VRDO	2.330%	8/8/2005	26,650	26,650
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.300%	8/8/2005	8,255	8,255
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	2.350%	8/8/2005 LOC	4,900	4,900
Ohio Higher Educ. GO TOB VRDO	2.370%	8/8/2005 *	7,535	7,535
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.360%	8/8/2005	24,500	24,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.380%	8/8/2005	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.420%	8/8/2005	8,095	8,095
Ohio State Univ. General Receipts Rev. VRDO	2.330%	8/8/2005	22,150	22,150
Ohio State Univ. General Receipts Rev. VRDO	2.330%	8/8/2005	18,800	18,800
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	2.380%	8/8/2005 LOC	7,700	7,700
Toledo OH City Services Special Assessment VRDO	2.330%	8/8/2005 LOC	6,200	6,200
Univ. of Akron OH General Receipts Rev. VRDO	2.330%	8/8/2005 (3)	1,000	1,000
Univ. of Cincinnati OH General Receipts VRDO	2.330%	8/8/2005 (2)	2,600	2,600

				432,605

Oklahoma (0.4%)
Oklahoma State Water Resource Board State Loan PUT	2.470%	10/1/2005	8,065	8,065
Oklahoma State Water Resource Board State Loan PUT	2.470%	10/1/2005	32,995	32,995
Oklahoma Student Loan Auth. VRDO	2.390%	8/8/2005 (1)	10,000	10,000
Oklahoma Student Loan Auth. VRDO	2.390%	8/8/2005 (1)	10,000	10,000
Payne County OK Economic Dev. Auth. Student Housing Rev. VRDO	2.370%	8/8/2005 (2)	8,000	8,000

				69,060

Oregon (0.4%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.100%	9/1/2005	3,000	3,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.150%	9/1/2005	5,500	5,500
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	2.410%	8/8/2005	6,000	6,000
Oregon State Board of Higher Educ. TOB VRDO	2.370%	8/8/2005 *	4,955	4,955
Oregon State Dept. Administrative Services TOB VRDO	2.370%	8/8/2005 (4)*	9,000	9,000
Oregon State Veteran Welfare Services GO VRDO	2.300%	8/8/2005	15,300	15,300
Oregon State Veteran Welfare Services VRDO	2.330%	8/8/2005	6,000	6,000
Oregon State Veteran Welfare Services VRDO	2.330%	8/8/2005	10,000	10,000
Portland OR Econ. Dev. (Broadway Project) VRDO	2.370%	8/8/2005 (2)	6,275	6,275
Portland OR Sewer System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	1,595	1,595
Portland OR Sewer System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,890	5,890

				73,515

Pennsylvania (3.0%)
Berks County PA IDA (Lutheran Health Care) VRDO	2.340%	8/8/2005 (2)	8,100	8,100
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) CP	2.470%	10/5/2005	38,500	38,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.410%	8/8/2005 (2)	44,000	44,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.440%	8/8/2005 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.440%	8/8/2005 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.380%	8/8/2005 (4)	32,400	32,400
Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.400%	8/8/2005 *	5,775	5,775
Pennsylvania Turnpike Comm. Rev. TOB VRDO	2.360%	8/8/2005 (2)*	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	2.320%	8/8/2005	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	2.320%	8/8/2005	6,660	6,660
Pennsylvania Turnpike Comm. Rev. VRDO	2.320%	8/8/2005	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	2.330%	8/8/2005	68,300	68,300
Philadelphia PA Water & Waste Water Rev. VRDO	2.340%	8/8/2005 (4)	24,900	24,900
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	8/8/2005 (4)	18,000	18,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	15,900	15,900
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	2,700	2,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.390%	8/8/2005 (2)	9,400	9,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.390%	8/8/2005 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.390%	8/8/2005 (2)	19,300	19,300
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.370%	8/8/2005	11,360	11,360
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.370%	8/8/2005	7,600	7,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.370%	8/8/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.370%	8/8/2005	49,550	49,550

				507,065

Rhode Island (0.1%)
Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.370%	8/8/2005 (1)*	2,170	2,170
Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.370%	8/8/2005 (1)*	1,745	1,745
Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,825	4,825
Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.410%	8/8/2005 (1)*	2,255	2,255
Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	2.410%	8/8/2005 (1)*	3,925	3,925
Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	2.410%	8/8/2005 (4)*	5,995	5,995

				20,915

South Carolina (0.7%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	2.360%	8/8/2005	11,000	11,000
Horry County SC School Dist. GO TOB VRDO	2.370%	8/8/2005 (4)*	3,770	3,770
North Charleston SC VRDO	2.410%	8/8/2005 (1)	25,555	25,555
Piedmont SC Muni. Power Agency Rev. TOB VRDO	2.370%	8/8/2005 (1)*	5,525	5,525
South Carolina GO TOB VRDO	2.370%	8/8/2005 *	11,940	11,940
South Carolina Public Service Auth. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	20,685	20,685
South Carolina Public Service Auth. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	11,000	11,000
South Carolina Public Service Auth. Rev. TOB VRDO	2.370%	8/8/2005 (2)*	4,560	4,560
South Carolina Public Service Auth. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	10,000	10,000
South Carolina Transp. Infrastructure Rev. TOB VRDO	2.370%	8/8/2005 (2)*	12,405	12,405
South Carolina Transp. Infrastructure Rev. TOB VRDO	2.370%	8/8/2005 (2)*	7,850	7,850

				124,290

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	2.380%	8/8/2005 LOC	17,090	17,090
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	2.450%	8/8/2005 *	4,945	4,945
South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	2.380%	8/8/2005 *	9,225	9,225
South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	2.420%	8/8/2005 *	4,645	4,645
South Dakota Housing Dev. Auth. Single Family Mortgage Draw Down TOB VRDO	2.420%	8/8/2005 *	1,780	1,780

				37,685

Tennessee (2.0%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.330%	8/1/2005 (2)	2,700	2,700
Knox County TN Public Improvement TOB VRDO	2.360%	8/8/2005 *	34,275	34,275
Memphis TN Electric System Rev. TOB VRDO	2.360%	8/8/2005 (1)*	2,800	2,800
Memphis TN Electric System Rev. TOB VRDO	2.360%	8/8/2005 (1)*	4,300	4,300
Memphis TN GO TOB VRDO	2.370%	8/8/2005 (1)*	3,625	3,625
Metro. Govt. of Nashville & Davidson County TN CP	2.270%	9/9/2005	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN GO CP	2.800%	9/22/2005	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN GO TOB VRDO	2.370%	8/8/2005 (1)*	6,000	6,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	2.320%	8/8/2005	29,200	29,200
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) PUT	1.650%	8/3/2005	15,750	15,750
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	2.350%	8/8/2005 LOC	13,100	13,100
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	2.450%	8/8/2005 (3)LOC	33,300	33,300
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	2.340%	8/1/2005 LOC	6,900	6,900
Sevier County Tennessee Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	2.320%	8/1/2005	27,830	27,830
Shelby County TN GO CP	2.780%	8/4/2005	6,000	6,000
Shelby County TN GO TOB VRDO	2.370%	8/8/2005 (2)*	4,550	4,550
Shelby County TN GO VRDO	2.350%	8/8/2005	14,400	14,400
Shelby County TN TAN	4.000%	6/30/2006	40,000	40,480
Sumner County TN Capital Outlay VRDO	2.340%	8/8/2005 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	2.340%	8/8/2005 LOC	30,000	30,000
Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	2.420%	8/8/2005 *	5,980	5,980
Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	2.450%	8/8/2005 *	2,750	2,750

				329,940

Texas (14.1%)
Austin TX Electric Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,790	4,790
Austin TX Public Improvement GO TOB VRDO	2.370%	8/8/2005 *	6,550	6,550
Austin TX Public Improvement GO TOB VRDO	2.370%	8/8/2005 *	8,880	8,880
Austin TX Public Improvement GO TOB VRDO	2.370%	8/8/2005 (1)*	10,800	10,800
Austin TX Public Improvement GO TOB VRDO	2.370%	8/8/2005 (1)*	4,060	4,060
Austin TX Water & Wastewater System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	7,000	7,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.300%	8/1/2005	4,800	4,800
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.800%	8/12/2005	17,000	17,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.800%	9/8/2005	11,650	11,650
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.430%	10/4/2005	19,021	19,021
Board of Regents of the Univ. of Texas System Rev. Financing System CP	2.500%	10/11/2005	17,537	17,537
Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	2.390%	8/8/2005 *	10,215	10,215
Board of Regents of the Univ. of Texas System Rev. TOB VRDO	2.360%	8/8/2005 *	4,673	4,673
Conroe TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 (3)*	5,570	5,570
Corpus Christi TX GO TOB VRDO	2.370%	8/8/2005 (4)*	4,420	4,420
Corpus Christi TX GO TOB VRDO	2.370%	8/8/2005 (4)*	13,720	13,720
Cypress-Fairbanks TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.370%	8/8/2005 *	3,995	3,995
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.370%	8/8/2005 *	5,165	5,165
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.370%	8/8/2005 *	1,565	1,565
Dallas TX Area Rapid Transit TOB VRDO	2.370%	8/8/2005 (2)*	3,975	3,975
Dallas TX Area Rapid Transit TOB VRDO	2.370%	8/8/2005 (3)*	5,260	5,260
Dallas TX Area Rapid Transit TOB VRDO	2.370%	8/8/2005 (2)*	6,000	6,000
Dallas TX GO TOB VRDO	2.370%	8/8/2005 *	5,895	5,895
Dallas TX Independent School Dist. GO TOB VRDO	2.360%	8/8/2005 *	4,795	4,795
Dallas TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	3,675	3,675
Dallas TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	4,000	4,000
Dallas TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	6,170	6,170
Dallas TX Rapid Transit Tax TOB VRDO	2.390%	8/8/2005 (2)*	9,920	9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO	2.370%	8/8/2005 *	19,085	19,085
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.400%	8/8/2005 (4)*	2,195	2,195
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.400%	8/8/2005 (1)*	3,990	3,990
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.410%	8/8/2005 (1)*	3,000	3,000
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.410%	8/8/2005 (3)*	4,280	4,280
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.410%	8/8/2005 (4)*	1,335	1,335
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.410%	8/8/2005 (4)*	2,525	2,525
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	2.410%	8/8/2005 (1)*	1,755	1,755
Denton TX Independent School Dist. VRDO	2.380%	8/8/2005	10,500	10,500
El Paso TX GO TOB VRDO	2.370%	8/8/2005 (4)*	12,215	12,215
El Paso TX GO TOB VRDO	2.370%	8/8/2005 (3)*	3,155	3,155
El Paso TX Independent School Dist. School Building GO VRDO	2.340%	8/8/2005	37,630	37,630
Frisco TX TOB VRDO	2.370%	8/8/2005 (4)*	4,170	4,170
Garland TX Independent School Dist. PUT	2.750%	6/15/2006	24,625	24,625
Garland TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	5,350	5,350
Garland TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	5,290	5,290
Garland TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	3,950	3,950
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.390%	8/8/2005 LOC*	9,600	9,600
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.390%	8/8/2005 LOC*	40,000	40,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.390%	8/8/2005 LOC*	10,000	10,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	2.400%	8/8/2005 LOC*	11,000	11,000
Harris County TX GO CP	2.750%	8/10/2005	8,225	8,225
Harris County TX GO TOB VRDO	2.370%	8/8/2005 (3)*	4,730	4,730
Harris County TX GO TOB VRDO	2.370%	8/8/2005 (4)*	2,905	2,905
Harris County TX GO TOB VRDO	2.370%	8/8/2005 (3)*	11,470	11,470
Harris County TX GO TOB VRDO	2.370%	8/8/2005 *	8,235	8,235
Harris County TX GO TOB VRDO	2.370%	8/8/2005 *	5,605	5,605
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	2.330%	8/1/2005	167,200	167,200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	2.370%	8/8/2005 *	5,500	5,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	2.380%	8/8/2005 *	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	2.330%	8/1/2005	33,180	33,180
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	2.330%	8/1/2005 LOC	10,710	10,710
Harris County TX Permanent Improvement & Refunding TOB VRDO	2.370%	8/8/2005 *	6,030	6,030
Harris County TX Toll Road Rev. TOB VRDO	2.370%	8/8/2005 (3)*	5,410	5,410
Harris County TX Toll Road Rev. TOB VRDO	2.370%	8/8/2005 *	9,380	9,380
Houston TX Airport System Rev. TOB VRDO	2.360%	8/8/2005 (4)*	3,000	3,000
Houston TX Airport System Rev. VRDO	2.390%	8/8/2005 (4)	18,000	18,000
Houston TX GO CP	2.430%	10/14/2005	26,000	26,000
Houston TX GO Public Improvement TOB VRDO	2.370%	8/8/2005 (4)*	4,000	4,000
Houston TX GO TOB VRDO	2.370%	8/8/2005 (1)*	4,000	4,000
Houston TX GO TOB VRDO	2.370%	8/8/2005 (1)*	2,775	2,775
Houston TX GO TOB VRDO	2.370%	8/8/2005 (1)*	4,590	4,590
Houston TX GO TOB VRDO	2.370%	8/8/2005 (1)*	4,950	4,950
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.400%	10/13/2005	7,500	7,500
Houston TX Independent School Dist. GO PUT	2.770%	6/14/2006	82,000	81,934
Houston TX Independent School Dist. GO TOB PUT	2.950%	7/13/2006 (4)*	9,995	9,995
Houston TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 (4)*	19,205	19,205
Houston TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 (4)*	4,500	4,500
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	23,150	23,150
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	7,690	7,690
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	15,445	15,445
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	9,175	9,175
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	10,275	10,275
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,185	5,185
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,485	6,485
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,995	4,995
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	7,315	7,315
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (3)*	5,460	5,460
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,980	4,980
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (3)*	5,205	5,205
Houston TX Util. System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	12,600	12,600
Houston TX Water & Sewer System Rev. TOB VRDO	2.390%	8/8/2005 (1)*	9,995	9,995
Houston TX Water & Sewer System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	25,000	25,000
Humble TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	6,575	6,575
Humble TX Independent School Dist. School Building VRDO	2.340%	8/8/2005	67,265	67,265
Irving TX Waterworks & Sewer Rev. TOB VRDO	2.370%	8/8/2005 (2)*	2,300	2,300
Judson TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	6,240	6,240
Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.370%	8/8/2005 (3)*	4,170	4,170
Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	2.370%	8/8/2005 *	5,560	5,560
Lamar TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	8,215	8,215
Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	2.390%	8/8/2005 *	18,905	18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO	2.370%	8/8/2005 (2)(4)*	12,320	12,320
Mansfield TX Independent School Dist. (Tarrant and Johnson Counties) TOB VRDO	2.370%	8/8/2005 *	6,390	6,390
Mansfield TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	9,995	9,995
Mansfield TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	3,085	3,085
Mesquite TX Independent School Dist. School Building TOB VRDO	2.370%	8/8/2005 *	2,350	2,350
Mesquite TX Independent School Dist. School Building VRDO	2.340%	8/8/2005	13,335	13,335
North East TX Independent School Dist. GO TOB VRDO	2.360%	8/8/2005 *	4,870	4,870
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 LOC	18,080	18,080
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 (2)	66,600	66,600
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	2.400%	8/8/2005 LOC	30,500	30,500
North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	2.360%	8/8/2005 (4)*	2,600	2,600
North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	2.370%	8/8/2005 (4)*	7,275	7,275
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	2.350%	8/8/2005 (4)	9,000	9,000
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	2.350%	8/8/2005 (4)	16,400	16,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	2.350%	8/8/2005 (4)	6,800	6,800
Northside TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	3,455	3,455
Pasadena TX Independent School Dist. PUT	4.700%	9/1/2005 (4)	18,000	18,035
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	2.850%	1/26/2006	16,810	16,810
Red River TX Auth. PCR (Southwestern Public Service) VRDO	2.350%	8/8/2005 (2)	20,000	20,000
Richardson TX Independent School Dist. TOB VRDO	2.370%	8/8/2005 *	4,860	4,860
San Antonio TX Electric & Gas Rev. CP	2.830%	8/11/2005	7,200	7,200
San Antonio TX Electric & Gas Rev. CP	2.880%	8/15/2005	6,900	6,900
San Antonio TX Electric & Gas Rev. TOB VRDO	2.370%	8/8/2005 *	13,085	13,085
San Antonio TX Electric & Gas Rev. TOB VRDO	2.370%	8/8/2005 *	6,305	6,305
San Antonio TX Electric & Gas Rev. TOB VRDO	2.370%	8/8/2005 *	8,175	8,175
San Antonio TX Electric & Gas Rev. TOB VRDO	2.370%	8/8/2005 *	5,390	5,390
San Antonio TX Electric & Gas Rev. TOB VRDO	2.370%	8/8/2005 (4)*	13,200	13,200
San Antonio TX Electric & Gas Rev. VRDO	2.400%	8/8/2005	30,000	30,000
San Antonio TX Independent School Dist. GO TOB VRDO	2.370%	8/8/2005 *	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	2.330%	8/8/2005 LOC	4,000	4,000
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	2.330%	8/8/2005 LOC	15,400	15,400
Spring Branch TX Independent School Dist. GO PUT	1.750%	9/9/2005	15,700	15,700
Texas A & M Univ. Permanent Univ. Fund TOB VRDO	2.370%	8/8/2005 *	3,940	3,940
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	2.370%	8/8/2005 *	4,960	4,960
Texas A & M Univ. System Rev. TOB VRDO	2.370%	8/8/2005 *	7,260	7,260
Texas A & M Univ. System Rev. TOB VRDO	2.370%	8/8/2005 *	8,320	8,320
Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	2.410%	8/8/2005 *	10,000	10,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	2.450%	8/8/2005 (4)*	5,000	5,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.380%	8/8/2005 (4)	50,000	50,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	2.390%	8/8/2005 (4)	5,800	5,800
Texas GO Public Finance Auth	5.000%	10/1/2005	9,000	9,045
Texas GO TOB VRDO	2.370%	8/8/2005 *	5,645	5,645
Texas GO TOB VRDO	2.370%	8/8/2005 *	7,965	7,965
Texas GO Veterans Housing Assistance Program Fund II VRDO	2.390%	8/8/2005	4,605	4,605
Texas GO Veterans Housing Assistance Program VRDO	2.420%	8/8/2005	19,595	19,595
Texas Public Finance Auth. Rev. (Unemployment Compensation Obligation) CP	2.830%	8/17/2005	27,000	27,000
Texas Public Finance Auth. Rev. CP	2.750%	8/8/2005	7,100	7,100
Texas State College Student Loan PUT	2.850%	7/1/2006	30,000	30,000
Texas State College Student Loan PUT	2.850%	7/1/2006	16,400	16,400
Texas State College Student Loan PUT	2.850%	7/1/2006	20,000	20,000
Texas State Mobility Fund VRDO	2.320%	8/8/2005	9,500	9,500
Texas State Univ. System TOB VRDO	2.370%	8/8/2005 (4)*	11,950	11,950
Texas State Veterans Housing VRDO	2.400%	8/8/2005	33,300	33,300
Texas TOB VRDO	2.370%	8/8/2005 *	4,695	4,695
Texas TRAN	3.000%	8/31/2005	206,895	207,012
Texas Transp. Comm. Mobility Fund TOB VRDO	2.370%	8/8/2005 *	4,180	4,180
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.370%	8/8/2005 (2)*	12,000	12,000
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,995	5,995
Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	2.370%	8/8/2005 (2)*	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	2.330%	8/8/2005 (2)	20,000	20,000
Texas Water Dev. Board Rev. VRDO	2.330%	8/1/2005	7,800	7,800
Univ. of Houston TX Rev. TOB VRDO	2.370%	8/8/2005 (2)*	6,025	6,025
Univ. of Houston TX Rev. VRDO	2.340%	8/8/2005	19,710	19,710
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.360%	8/8/2005 *	6,500	6,500
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.370%	8/8/2005 *	2,585	2,585
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.370%	8/8/2005 *	7,460	7,460
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	2.370%	8/8/2005 *	3,795	3,795
Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.320%	8/8/2005	10,465	10,465
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	2.370%	8/8/2005 (10)	62,010	62,010

				2,390,802

Utah (1.6%)
Central Utah Water Conservancy Dist. VRDO	2.350%	8/8/2005 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	2.350%	8/8/2005 (2)	6,100	6,100
Intermountain Power Agency Utah Power Supply Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,670	6,670
Intermountain Power Agency Utah TOB VRDO	2.370%	8/8/2005 (1)*	600	600
Utah GO TOB VRDO	2.360%	8/8/2005 *	10,530	10,530
Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.420%	8/8/2005 *	4,215	4,215
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005 (7)	14,795	14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	14,895	14,895
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	7,210	7,210
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	9,195	9,195
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	12,260	12,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	12,800	12,800
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	14,835	14,835
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	11,860	11,860
Utah Housing Corp. Single Family Mortgage Rev. VRDO	2.420%	8/8/2005	13,770	13,770
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.420%	8/8/2005	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	2.420%	8/8/2005	8,775	8,775
Utah State Board of Regents Student Loan Rev. VRDO	2.400%	8/8/2005 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	2.400%	8/8/2005 (2)	35,000	35,000
Utah Water Finance Agency Rev. (Loan Financing) TOB VRDO	2.370%	8/8/2005 (2)*	12,640	12,640

				265,355

Vermont (0.3%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	2.910%	5/1/2006	5,350	5,350
Vermont Housing Finance Agency Single Family TOB VRDO	2.450%	8/8/2005 (4)*	2,825	2,825
Vermont Student Assistance Corp. Rev. VRDO	2.400%	8/8/2005 (2)	40,000	40,000

				48,175

Virginia (1.2%)
Alexandria VA IDA Rev. (Institute for Defense Analysis) VRDO	2.370%	8/8/2005 (2)	13,000	13,000
Capital Region Airport Commission VA Passenger Facility Charge Rev. VRDO	2.340%	8/8/2005 LOC	10,000	10,000
Capital Region Airport Commission VA Passenger Facility Charge Rev. VRDO	2.390%	8/8/2005 LOC	15,000	15,000
Fairfax County VA IDA Hosp. Rev. Bonds (Inova Health System Hosp. Project) VRDO	2.360%	8/8/2005	23,000	23,000
Fairfax County VA IDA Hosp. Rev. VRDO	2.360%	8/8/2005	20,000	20,000
Fairfax County VA Public Improvement GO TOB VRDO	2.360%	8/8/2005 *	1,000	1,000
Fairfax County VA Water Auth. Rev. TOB VRDO	2.370%	8/8/2005 *	5,000	5,000
Montgomery County VA IDA (Virginia Tech Foundation) VRDO	2.340%	8/8/2005 LOC	18,630	18,630
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	2.400%	8/8/2005	38,100	38,100
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.330%	8/1/2005	15,000	15,000
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.330%	8/1/2005	11,040	11,040
Univ. of Virginia TOB VRDO	2.370%	8/8/2005 *	4,745	4,745
Univ. of Virginia TOB VRDO	2.370%	8/8/2005 *	3,300	3,300
Virginia Beach VA TOB VRDO	2.370%	8/8/2005 *	6,705	6,705
Virginia Port Auth. Rev. TOB VRDO	2.400%	8/8/2005 (4)*	3,100	3,100
Virginia Public School Auth. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	10,055	10,055
Virginia Public School Auth. Rev. TOB VRDO	2.370%	8/8/2005 *	7,905	7,905

				205,580

Washington (3.5%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.370%	8/8/2005 (2)*	6,450	6,450
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.370%	8/8/2005 (2)*	7,445	7,445
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	2.370%	8/8/2005 (2)*	7,300	7,300
Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.370%	8/8/2005 (1)*	2,760	2,760
Energy Northwest Washington Electric Refunding Rev. TOB VRDO	2.370%	8/8/2005 (1)*	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	2.430%	8/8/2005	6,400	6,400
King County WA (Highline Public School) TOB PUT	1.700%	8/4/2005 (3)*	5,355	5,355
King County WA (Snoqualmie Valley School Dist.) TOB VRDO	2.370%	8/8/2005 (4)*	3,420	3,420
King County WA (Snoqualmie Valley School Dist.) TOB VRDO	2.370%	8/8/2005 (4)*	10,220	10,220
King County WA GO TOB VRDO	2.370%	8/8/2005 (4)*	5,300	5,300
King County WA GO TOB VRDO	2.370%	8/8/2005 (1)*	7,440	7,440
King County WA School Dist. TOB VRDO	2.370%	8/8/2005 (4)*	5,525	5,525
Pierce County WA School Dist. TOB VRDO	2.370%	8/8/2005 (4)*	8,365	8,365
Pierce County WA School Dist. TOB VRDO	2.370%	8/8/2005 (4)*	6,205	6,205
Port of Seattle WA Rev. TOB VRDO	2.330%	8/8/2005 (1)*	10,000	10,000
Port of Seattle WA Rev. TOB VRDO	2.370%	8/8/2005 (1)*	5,305	5,305
Port of Seattle WA Rev. TOB VRDO	2.370%	8/8/2005 (1)*	8,410	8,410
Port of Seattle WA Rev. TOB VRDO	2.370%	8/8/2005 (1)*	2,195	2,195
Port of Seattle WA Rev. TOB VRDO	2.370%	8/8/2005 (1)*	14,830	14,830
Port of Seattle WA Rev. TOB VRDO	2.410%	8/8/2005 (3)*	4,430	4,430
Port of Seattle WA Rev. TOB VRDO	2.410%	8/8/2005 (3)*	2,145	2,145
Port of Seattle WA Rev. TOB VRDO	2.410%	8/8/2005 (3)*	1,000	1,000
Port of Seattle WA Rev. TOB VRDO	2.410%	8/8/2005 (3)*	2,875	2,875
Port of Tacoma WA Rev. TOB VRDO	2.370%	8/8/2005 (2)*	4,445	4,445
Port of Tacoma WA Rev. TOB VRDO	2.370%	8/8/2005 (2)*	5,785	5,785
Seattle WA Improvement GO TOB VRDO	2.370%	8/8/2005 *	5,470	5,470
Seattle WA Muni. Light & Power Rev. TOB VRDO	2.370%	8/8/2005 (4)*	6,360	6,360
Seattle WA Muni. Light & Power Rev. TOB VRDO	2.370%	8/8/2005 (4)*	4,155	4,155
Seattle WA Muni. Light & Power Rev. TOB VRDO	2.370%	8/8/2005 (4)*	6,800	6,800
Seattle WA Water System Rev	4.000%	9/1/2005 (1)	7,360	7,373
Seattle WA Water System Rev. TOB VRDO	2.370%	8/8/2005 (1)*	4,970	4,970
Snohomish County WA Public Util. Dist. TOB PUT	1.700%	8/4/2005 (4)*	5,385	5,385
Snohomish County WA Public Util. Dist. TOB VRDO	2.370%	8/8/2005 (4)*	6,120	6,120
Tacoma WA Electric System Rev. TOB PUT	2.820%	6/22/2006 (3)*	10,355	10,355
Tacoma WA Sewer TOB VRDO	2.390%	8/8/2005 (3)*	10,625	10,625
Washington (Motor Vehicle Fuel) GO TOB VRDO	2.550%	8/8/2005 (1)*	18,735	18,735
Washington GO	4.000%	1/1/2006 (2)	3,920	3,942
Washington GO TOB VRDO	2.370%	8/8/2005 (1)*	5,715	5,715
Washington GO TOB VRDO	2.370%	8/8/2005 (2)*	7,000	7,000
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	4,390	4,390
Washington GO TOB VRDO	2.370%	8/8/2005 (2)*	10,710	10,710
Washington GO TOB VRDO	2.370%	8/8/2005 (3)*	12,770	12,770
Washington GO TOB VRDO	2.370%	8/8/2005 *	7,580	7,580
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	5,000	5,000
Washington GO TOB VRDO	2.370%	8/8/2005 *	9,910	9,910
Washington GO TOB VRDO	2.370%	8/8/2005 (1)*	10,445	10,445
Washington GO TOB VRDO	2.370%	8/8/2005 (1)*	15,655	15,655
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	4,395	4,395
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	5,935	5,935
Washington GO TOB VRDO	2.370%	8/8/2005 (1)*	15,605	15,605
Washington GO TOB VRDO	2.370%	8/8/2005 (2)*	7,990	7,990
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	6,750	6,750
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	9,130	9,130
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	5,945	5,945
Washington GO TOB VRDO	2.370%	8/8/2005 (4)*	6,010	6,010
Washington GO TOB VRDO	2.370%	8/8/2005 (2)*	11,000	11,000
Washington GO TOB VRDO	2.370%	8/8/2005 (2)*	20,000	20,000
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	2.320%	8/8/2005	42,800	42,800
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.) VRDO	2.410%	8/8/2005 LOC	11,000	11,000
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	2.450%	8/8/2005 *	4,570	4,570
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	2.420%	8/8/2005 *	98,280	98,280
Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	2.420%	8/8/2005 *	12,960	12,960

				591,820

West Virginia (0.5%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	2.390%	8/8/2005	16,700	16,700
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	2.390%	8/8/2005	40,000	40,000
West Virginia Housing Dev. TOB VRDO	2.400%	8/8/2005 *	9,775	9,775
West Virginia Univ. Rev. TOB VRDO	2.370%	8/8/2005 (3)*	9,090	9,090
West Virginia Univ. Rev. TOB VRDO	2.370%	8/8/2005 (3)*	4,695	4,695

				80,260

Wisconsin (2.4%)
Milwaukee WI TOB VRDO	2.400%	8/8/2005 *	47,975	47,975
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	2.360%	8/8/2005 (1)	16,700	16,700
Wisconsin GO TOB PUT	2.820%	6/22/2006 (1)*	8,500	8,500
Wisconsin GO TOB VRDO	2.390%	8/8/2005 (1)*	18,995	18,995
Wisconsin GO TOB VRDO	2.390%	8/8/2005 (4)*	20,855	20,855
Wisconsin GO TOB VRDO	2.370%	8/8/2005 (3)*	7,490	7,490
Wisconsin GO TOB VRDO	2.370%	8/8/2005 (1)*	2,145	2,145
Wisconsin GO TOB VRDO	2.370%	8/8/2005 (1)*	25,990	25,990
Wisconsin GO TOB VRDO	2.370%	8/8/2005 (4)*	17,755	17,755
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.410%	8/8/2005 *	3,750	3,750
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	2.410%	8/8/2005 *	4,195	4,195
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.360%	8/8/2005	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.360%	8/8/2005 (4)	5,900	5,900
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	6,070	6,070
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	24,740	24,740
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	16,600	16,600
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	10,515	10,515
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	27,890	27,890
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	990	990
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	17,310	17,310
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005	31,375	31,375
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	2.390%	8/8/2005 (4)	8,210	8,210
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. TOB VRDO	2.420%	8/8/2005 *	13,950	13,950
Wisconsin Transp. Rev. TOB VRDO	2.390%	8/8/2005 (2)*	13,715	13,715
Wisconsin Transp. Rev. TOB VRDO	2.370%	8/8/2005 *	9,935	9,935
Wisconsin Transp. Rev. TOB VRDO	2.370%	8/8/2005 (4)*	5,990	5,990

				406,130

TOTAL MUNICIPAL BONDS
(Cost $16,901,829)				16,901,829

TEMPORARY CASH INVESTMENT (0.9%)			Shares

Vanguard Municipal Cash Management Fund, 2.322%**
(Cost $149,052)			149,051,919	149,052

TOTAL INVESTMENTS (100.7%)
(Cost $17,050,881)				17,050,881

OTHER ASSETS AND LIABILITIES--NET (-0.7%)				(123,845)

NET ASSETS (100%)

Applicable to 16,927,338,060 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				$16,927,036

NET ASSET VALUE PER SHARE				$1.00

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $5,112,101,000, representing 30.2% of net assets.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Insured Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (100.2%)

Alabama (0.2%)
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.000%	3/1/2026 (2)	$5,500	$5,700

Alaska (0.3%)
Anchorage AK Electric Rev	8.000%	12/1/2009 (1)	2,565	3,036
Anchorage AK Electric Rev	8.000%	12/1/2010 (1)	2,960	3,599
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,348

				9,983

Arizona (3.0%)
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,201
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,782
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,387
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,870
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,898
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	6,055
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,507
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,826
Mesa AZ Util. System Rev	5.250%	7/1/2014 (3)	10,000	11,168
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2015 (3)	5,290	5,518
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2016 (3)	5,595	5,834
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	6,185
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	6,933
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	7,079
Tucson AZ Water System Rev	5.500%	7/1/2017 (3)	4,850	5,441

				91,684

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.500%	7/1/2010 (1)	3,500	3,832
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	4,500	5,344

				9,176

California (9.6%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	16,324
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	11,075
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	11,108
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,710
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,858
California GO	5.000%	2/1/2017 (2)	2,500	2,679
California GO	5.000%	2/1/2018 (2)	3,565	3,809
California GO	5.000%	2/1/2019 (2)	1,500	1,598
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,766
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	26,428
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2038 (2)	26,020	28,315
Los Angeles CA USD COP VRDO	2.280%	8/8/2005 (2)	5,100	5,100
Los Angeles CA USD GO	5.250%	7/1/2019 (4)	9,000	9,937
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	9,000	9,924
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,286
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	11,910	14,484
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	26,224
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,738
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,777
Sacramento CA Muni. Util. Dist. Rev	6.500%	9/1/2013 (1)	8,895	10,381
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,701
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	16,397
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2032 (1)	70,150	19,355
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	2,000	2,223
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,000	5,768
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,330	7,512

				292,477

Colorado (5.2%)
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	14,139
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	14,913
Colorado Springs CO Util. System Rev	5.375%	11/15/2018 (2)	10,000	11,042
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,355	12,922
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,795	3,756
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	8,000	4,256
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2024 (1)	19,225	7,861
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	4,900	1,901
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2029 (1)	23,500	7,391
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	20,000	5,937
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2032 (1)	41,000	10,989
E-470 Public Highway Auth. Colorado Rev	5.750%	9/1/2035 (1)	9,750	10,918
Northern Colorado Water Conservation Dist. Rev	6.500%	12/1/2012 (2)	20,575	21,942
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.000%	6/15/2018 (4)	5,960	4,985
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.000%	6/15/2021 (2)	15,000	12,561
Northwest Parkway Public Highway Auth. Colorado Convertible Capital Appreciation	0.000%	6/15/2025 (4)	16,000	13,387

				158,900

Connecticut (0.4%)
Connecticut GO	5.125%	11/15/2016	10,000	10,834

Delaware (0.3%)
Univ. of Delaware Rev. VRDO	2.300%	8/1/2005	10,000	10,000

District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/2013 (3)	4,050	4,439
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2014 (3)	5,270	5,847
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2015 (3)	5,585	6,182

				16,468

Florida (5.6%)
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	3,015
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2017 (1)	3,250	3,479
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,336
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2018 (1)	3,420	3,651
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,763
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2019 (1)	3,595	3,831
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2021 (1)	3,985	4,235
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2022 (1)	2,195	2,326
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/2023 (1)	2,185	2,313
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,897
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,391
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2010 (2)	4,000	4,118
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2013 (3)	9,695	12,735
Orlando & Orange County FL Expressway Auth. VRDO	2.300%	8/8/2005 (2)	4,945	4,945
Orlando & Orange County FL Expressway Auth. VRDO	2.330%	8/8/2005 (4)	3,800	3,800
Orlando & Orange County FL Expressway Auth. VRDO	2.330%	8/8/2005 (4)	2,750	2,750
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015 (3)	4,000	5,120
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	15,474
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2022 (3)	23,530	27,529
Tampa FL Util. Rev	6.750%	10/1/2010 (2)	9,330	10,817
Tampa FL Util. Rev	6.750%	10/1/2011 (2)	9,965	11,748
Tampa FL Util. Rev	6.750%	10/1/2012 (2)	10,635	12,739

				171,012

Georgia (4.2%)
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2015 (3)	8,500	9,669
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2016 (3)	7,000	8,040
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2017 (3)	8,000	9,212
Atlanta GA Water & Wastewater Rev. VRDO	2.300%	8/1/2005 (4)	4,500	4,500
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,871
Fulton DeKalb GA Hosp. Auth	5.250%	1/1/2014 (4)	15,805	17,503
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.700%	7/1/2013 (1)	5,000	5,449
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2014 (1)	5,000	5,453
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2015 (1)	3,680	4,011
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.500%	7/1/2020 (1)	24,740	26,667
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	4,000	4,468
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/2016 †	12,450	13,659
Private Colleges & Univ. Fac. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	6,008

				128,510

Hawaii (4.3%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	16,245	17,775
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	12,175	13,322
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	16,049
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.650%	10/1/2027 (1)	9,750	10,664
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,678
Hawaii GO	5.000%	7/1/2021 (2)	15,425	16,547
Hawaii GO	5.000%	7/1/2022 (2)	14,285	15,288
Hawaii Highway Rev	5.250%	7/1/2006 (Prere.)	1,150	1,199
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,808
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2018 (3)	4,615	5,121
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2019 (3)	2,330	2,585
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	21,000	23,192

				130,228

Illinois (7.8%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,749
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,236
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,212
Chicago IL GO	0.000%	1/1/2024 (1)	9,490	7,940
Chicago IL GO	0.000%	1/1/2025 (1)	5,000	4,185
Chicago IL GO	0.000%	1/1/2028 (1)	10,805	8,972
Chicago IL GO	5.500%	1/1/2038 (1)	24,845	27,150
Chicago IL Midway Airport Rev	5.500%	1/1/2014 (4)	6,410	6,884
Chicago IL Midway Airport Rev	5.500%	1/1/2015 (4)	4,760	5,138
Chicago IL Midway Airport Rev	5.500%	1/1/2016 (4)	7,135	7,702
Chicago IL Midway Airport Rev	5.500%	1/1/2017 (4)	7,525	8,123
Chicago IL Midway Airport Rev	5.500%	1/1/2018 (4)	7,940	8,556
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2036 (3)	4,950	5,369
Chicago IL Neighborhoods Alive GO	5.750%	1/1/2040 (3)	6,250	6,895
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)*	21,500	27,989
Chicago IL Water Rev	5.750%	11/1/2030 (2)	12,000	14,685
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	6,000	6,281
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	2.360%	8/8/2005 (2)	2,580	2,580
Illinois Regional Transp. Auth. (Cook, DuPage, and Kane Counties) GO	7.200%	11/1/2020 (2)	24,000	30,388
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2025 (1)	40,600	15,848
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2035 (1)	40,000	9,357
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2037 (1)	12,020	2,539
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2038 (1)	60,930	12,566

				235,344

Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	14,877

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,967
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,630
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,141

				24,738

Kentucky (2.5%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,155
Louisville & Jefferson County KY Metro. Sewer Dist	6.000%	5/15/2031 (3)	51,960	57,608
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	2,335	2,566
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2011 (4)	3,355	3,659
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2013 (4)	2,600	2,864
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2015 (4)	3,675	4,007
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.500%	7/1/2017 (4)	2,430	2,658

				76,517

Louisiana (1.3%)
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2023 (3)	8,065	8,603
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,102
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,363
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,524
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.700%	5/15/2016 (4)	4,900	5,332
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)	5.750%	5/15/2021 (4)	2,950	3,204

				39,128

Maryland (1.8%)
Maryland Econ. Dev. Corp. Rev. VRDO	2.400%	8/1/2005 (2)	5,645	5,645
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	34,477
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,796

				55,918

Massachusetts (6.2%)
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (1)(ETM)	7,460	4,540
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	2.300%	8/8/2005 (10)	3,900	3,900
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	22,250	24,579
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,756
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	21,455
Massachusetts GO	5.500%	10/1/2020 (1)	7,500	8,723
Massachusetts GO	5.250%	8/1/2022	6,775	7,669
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,992
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,677
Massachusetts GO	5.500%	12/1/2024 (2)	10,000	11,738
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	19,150	21,089
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2014 (1)	11,135	12,185
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	10,000	11,394

				186,697

Michigan (3.0%)
Detroit MI Sewer System Rev	5.450%	7/1/2007 (3)(ETM)	6,850	7,145
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,541
Detroit MI Water Supply System	5.500%	7/1/2033 (3)	22,000	24,228
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	20,331
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	32,930

				90,175

Minnesota (1.8%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,511
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	41,491
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,768

				53,770

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,455

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.000%	1/1/2008 (1)	15,000	13,896

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	6,143

New Jersey (11.7%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,276
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2014 (1)	10,185	12,139
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2015 (1)	10,820	13,006
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	28,439
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	15,000	17,673
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,822
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	10,000	11,827
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	5,750	6,130
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,381
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	18,795	21,577
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	64,260	64,408
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2011 (2)	14,435	14,468
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	34,000	39,591
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	13,500	15,343
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	6,000	6,818
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	30,000	35,816
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	3,940	4,717
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	1,060	1,271
New Jersey Turnpike Auth. Rev	5.000%	1/1/2021 (4)	15,650	16,767
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	23,500	15,264

				353,733

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.750%	5/15/2013 (3)(ETM)	1,500	1,597
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,367

				4,969

New York (7.2%)
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2013 (4)	11,000	8,166
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,755
Metro. New York Transp. Auth. Rev. VRDO	2.280%	8/8/2005 (4)	700	700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2016 (4)	31,265	34,478
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.280%	8/1/2005 (3)	13,800	13,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	2.320%	8/1/2005	9,500	9,500
New York State Dormitory Auth. Rev	5.500%	3/15/2018 (2)	5,000	5,754
New York State Dormitory Auth. Rev	5.500%	3/15/2021 (2)	9,435	10,995
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2018 (3)	9,740	11,235
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2022 (3)	6,730	7,874
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2023 (3)	5,490	6,431
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	6,320	6,612
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	12,205	12,852
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	4,055	4,245
New York State Thruway Auth. Rev. TOB VRDO	2.360%	8/8/2005 (2)**	20,990	20,990
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	10,000	11,696
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,345	8,185
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2022 (Prere.)	12,325	14,102
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,000	8,170

				217,540

North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,565

Ohio (1.5%)
Cuyahoga County OH Hosp. Refunding & Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	11,838
Franklin County OH Convention Center Rev	0.000%	12/1/2006 (1)	4,355	4,186
Kent State Univ. Ohio VRDO	2.370%	8/8/2005 (1)	2,800	2,800
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,277
Ohio GO	7.625%	8/1/2009	4,345	5,040
Univ. of Cincinnati OH General Receipts VRDO	2.330%	8/8/2005 (2)	5,000	5,000
Univ. of Toledo OH General Receipts VRDO	2.300%	8/1/2005 (3)	5,700	5,700

				44,841

Oregon (1.1%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,980
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,580
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,403
Portland OR Sewer System Rev	5.500%	6/1/2006 (1)(Prere.)	14,250	14,579

				32,542

Pennsylvania (4.8%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2013 (1)	4,000	4,402
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	10,831
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	9,970	12,008
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/2019 (3)(ETM)	10,000	12,049
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,553
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,540
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.500%	7/1/2015 (2)	20,805	23,006
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2015 (3)	7,500	8,196
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	15,000	17,388
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	16,500	19,489
Philadelphia PA Water & Waste Water Rev. VRDO	2.350%	8/8/2005 (4)	1,500	1,500
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/2014 (3)(ETM)	5,000	5,860
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.350%	8/8/2005 (2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.390%	8/8/2005 (2)	700	700
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	2.240%	8/1/2005 (1)	4,200	4,200

				145,322

Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2021 (1)	5,000	5,699
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,930	3,334
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	43,737

				52,770

South Carolina (0.6%)
South Carolina Public Service Auth. Rev	5.000%	1/1/2020 (1)†	4,500	4,834
South Carolina Public Service Auth. Rev	5.000%	1/1/2021 (1)†	12,000	12,849

				17,683

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	11,044

Tennessee (1.1%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	13,490
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/2012 (2)	3,405	3,922
Shelby County TN GO	5.250%	4/1/2010 (Prere.)	12,750	13,835
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	815	833
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,860

				33,940

Texas (6.8%)
Dallas-Fort Worth TX International Airport Rev	5.750%	11/1/2015 (3)	10,000	10,988
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	11,416
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2013 (1)	12,910	14,288
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,110
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,629
Houston TX GO	5.375%	3/1/2013 (4)	6,500	7,062
Houston TX GO	5.500%	3/1/2015 (4)	8,440	9,232
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,726
Houston TX Water & Sewer System Rev	5.500%	12/1/2016 (4)	7,000	7,735
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,336
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,509
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,306
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,216
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,865
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,508
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	750	520
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	34,250	23,523
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	221
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,665	10,881
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	275	173
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	13,375	8,299
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	400	239
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	19,600	11,581
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,144
Texas Water Dev. Board GO	5.750%	8/1/2026	5,595	6,240
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,576
Texas Water Dev. Board Rev	5.500%	7/15/2021	9,825	10,501
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,402

				207,226

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro Consolidated System Rev	6.050%	7/1/2032 (1)	19,440	22,236
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	9,500
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	8,138

				39,874

West Virginia (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,694
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,465
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.750%	9/1/2013 (1)	8,000	8,179

				26,338

TOTAL MUNICIPAL BONDS
(Cost $2,807,920)				3,040,017

OTHER ASSETS AND LIABILITIES--NET (-0.2%)				(6,212)

NET ASSETS (100%)				$3,033,805

*Securities with a value of $6,509,000 have been segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of these securities was $20,990,000, representing 0.7% of net assets.
†Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2005.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2005, the cost of investment securities for tax purposes was $2,837,962,000. Net unrealized appreciation of investment securities for tax purposes was $202,055,000, consisting of unrealized gains of $204,771,000 on securities that had risen in value since their purchase and $2,716,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	1,180	$136,069	$404

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.